UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end: May 31, 2008

Date of reporting period: May 31, 2008

ITEM 1. REPORT TO SHAREHOLDERS

Portfolio of Investments--May 31, 2008        Wells Fargo Advantage Master Portfolios 135

INFLATION-PROTECTED BOND PORTFOLIO

   PRINCIPAL      SECURITY NAME                                          INTEREST RATE   MATURITY DATE       VALUE
US TREASURY SECURITIES: 99.02%

US TREASURY BONDS: 51.30%
 $    5,162,551   US Treasury Bond - Inflation Protected&<<                  1.63%        01/15/2018     $    5,237,110
      3,077,285   US Treasury Bond - Inflation Protected&<<                  1.75         01/15/2028          2,919,360
      6,765,008   US Treasury Bond - Inflation Protected&                    1.88         07/15/2015          7,002,416
      7,997,606   US Treasury Bond - Inflation Protected&<<                  2.00         07/15/2014          8,388,313
      6,391,073   US Treasury Bond - Inflation Protected&<<                  2.00         01/15/2016          6,740,916
      6,515,767   US Treasury Bond - Inflation Protected&<<                  2.00         01/15/2026          6,479,804
      5,678,876   US Treasury Bond - Inflation Protected&<<                  2.38         01/15/2017          6,168,232
     10,302,698   US Treasury Bond - Inflation Protected&                    2.38         01/15/2025         10,704,658
      5,260,408   US Treasury Bond - Inflation Protected&<<                  2.38         01/15/2027          5,534,276
      5,380,069   US Treasury Bond - Inflation Protected&<<                  2.63         07/15/2017          5,843,098
      2,030,766   US Treasury Bond - Inflation Protected&<<                  3.38         04/15/2032          2,548,642
      6,771,144   US Treasury Bond - Inflation Protected&                    3.63         04/15/2028          8,436,646
      7,713,036   US Treasury Bond - Inflation Protected&                    3.88         04/15/2029         10,010,717

                                                                                                             86,014,188
                                                                                                         --------------

US TREASURY NOTES: 47.72%
      2,745,541   US Treasury Note - Inflation Protected&                    0.63         04/15/2013          2,716,138
     10,739,946   US Treasury Note - Inflation Protected&<<                  0.88         04/15/2010         10,889,950
      7,501,982   US Treasury Note - Inflation Protected&<<                  1.63         01/15/2015          7,726,234
      8,061,362   US Treasury Note - Inflation Protected&<<                  1.88         07/15/2013          8,522,035
      5,159,444   US Treasury Note - Inflation Protected&<<                  2.00         04/15/2012          5,406,098
      8,372,215   US Treasury Note - Inflation Protected&<<                  2.00         01/15/2014          8,832,000
      6,656,947   US Treasury Note - Inflation Protected&<<                  2.38         04/15/2011          7,042,027
      6,628,856   US Treasury Note - Inflation Protected&<<                  2.50         07/15/2016          7,141,411
      8,762,178   US Treasury Note - Inflation Protected&<<                  3.00         07/15/2012          9,593,811
      2,591,258   US Treasury Note - Inflation Protected&<<                  3.38         01/15/2012          2,856,601
      4,404,083   US Treasury Note - Inflation Protected&<<                  3.50         01/15/2011          4,802,339
      4,165,236   US Treasury Note - Inflation Protected&<<                  4.25         01/15/2010          4,485,345
                                                                                                             80,013,989
                                                                                                         --------------

TOTAL US TREASURY SECURITIES (COST $161,927,312)                                                           166,028,177
                                                                                                         --------------

   SHARES

COLLATERAL FOR SECURITIES LENDING: 46.98%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.63%
      1,522,778   BlackRock Temporary #24 Money Market Fund                                                   1,522,778
      1,522,778   Daily Assets Fund Institutional                                                             1,522,778
      1,522,778   Dreyfus Cash Management Fund                                                                1,522,778
      1,522,778   Short-Term Investment Company Money Market Fund                                             1,522,778

                                                                                                              6,091,112
                                                                                                         --------------

   PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS: 43.35%
$       585,684   Alpine Securitization Corporation++                        2.66         06/03/2008            585,554
        585,684   Amstel Funding Corporation++                               2.48         06/19/2008            584,917
        849,242   Amstel Funding Corporation++                               2.65         06/05/2008            848,929
        512,473   Amsterdam Funding Corporation++                            2.67         06/05/2008            512,283
         76,725   Apreco LLC++                                               2.65         06/16/2008             76,634
        497,831   Aspen Funding Corporation++                                2.47         06/02/2008            497,763
        585,684   Aspen Funding Corporation++                                2.63         06/09/2008            585,299
      1,317,789   Atlantic Asset Securitization Corporation++                2.40         06/02/2008          1,317,613

136 Wells Fargo Advantage Master Portfolios   Portfolio of Investments--May 31, 2008

INFLATION-PROTECTED BOND PORTFOLIO

   PRINCIPAL      SECURITY NAME                                          INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       585,684   Atlantic Asset Securitization Corporation++                2.47%        06/13/2008     $      585,161
      9,517,362   Barclays Repurchase Agreement - 102%
                  Collateralized by Mortgage-Backed
                  Securities (Maturity Value $ 9,519,186)                    2.30         06/02/2008          9,517,362
        578,363   Barclays US Funding LLC                                    2.45         06/05/2008            578,166
      1,464,210   BASF Finance Europe NV++(+/-)                              2.81         10/17/2008          1,463,119
        585,684   Belmont Funding LLC++                                      2.70         06/17/2008            584,937
        512,473   BNP Paribas                                                2.60         06/02/2008            512,399
        292,842   Bryant Bank Funding LLC++                                  2.48         06/11/2008            292,620
        292,842   Bryant Bank Funding LLC++                                  2.49         06/30/2008            292,237
        292,842   Bryant Bank Funding LLC++                                  2.65         06/05/2008            292,734
        585,684   Cafco LLC                                                  2.55         06/06/2008            585,435
        292,842   Cancara Asset Securitization Limited++                     2.47         06/27/2008            292,299
        585,684   CBA (Delaware) Finance Incorporated                        2.35         06/13/2008            585,187
        286,517   Chariot Funding LLC++                                      2.48         06/10/2008            286,319
        688,179   Charta LLC++                                               2.65         06/05/2008            687,925
        681,085   Cheyne Finance LLC++(+/-)\\(a)(i)                          6.40         02/25/2008            490,381
        253,308   Ciesco LLC++                                               2.45         06/05/2008            253,222
        585,684   Ciesco LLC++                                               2.46         06/20/2008            584,883
        585,684   Clipper Receivables Corporation++                          2.63         06/11/2008            585,213
        585,684   CRC Funding LLC++                                          2.48         06/25/2008            584,675
        512,473   CRC Funding LLC++                                          2.65         06/03/2008            512,360
      3,953,366   Credit Suisse First Boston Repurchase Agreement -
                  102% Collateralized by Mortgage-Backed Securities
                  (Maturity Value $ 3,954,183)                               2.48         06/02/2008          3,953,366
      1,581,346   Danske Bank AS                                             2.45         06/02/2008          1,581,346
      1,581,346   Danske Bank AS                                             2.50         06/02/2008          1,581,346
      1,581,346   Danske Bank AS                                             2.53         06/03/2008          1,581,346
      1,581,346   Deutsche Bank Repurchase Agreement - 102%
                  Collateralized by Money Market
                  Securities (Maturity Value $ 1,581,669)                    2.45         06/02/2008          1,581,346
      3,221,261   Deutsche Bank Repurchase Agreement - 102%
                  Collateralized by Mortgage-Backed
                  Securities (Maturity Value $ 3,221,892)                    2.35         06/02/2008          3,221,261
        439,263   Ebbets Funding LLC++                                       2.70         06/10/2008            438,933
        585,684   Enterprise Funding LLC++                                   2.47         06/19/2008            584,920
        585,684   Enterprise Funding LLC++                                   2.70         06/02/2008            585,596
        878,526   Erasmus Capital Corporation++                              2.47         06/02/2008            878,405
        119,597   Erasmus Capital Corporation++                              2.55         06/06/2008            119,546
        118,191   Erasmus Capital Corporation++                              2.60         06/10/2008            118,106
        585,684   Eureka Securitization Incorporated++                       2.47         06/06/2008            585,443
        600,326   Fairway Finance Corporation++                              2.43         06/11/2008            599,880
        585,684   Falcon Asset Securitization Corporation++                  2.41         06/24/2008            584,743
        439,263   Falcon Asset Securitization Corporation++                  2.47         06/02/2008            439,203
        544,686   Fortis Bank NY                                             2.50         06/05/2008            544,686
        585,684   Gemini Securitization Incorporated++                       2.53         06/20/2008            584,861
        622,289   Gemini Securitization Incorporated++                       2.73         06/03/2008            622,148
        468,547   General Electric Capital Assurance Company(+/-)            2.59         06/16/2008            468,547
        445,852   Govco Incorporated++                                       2.65         06/04/2008            445,721
        732,105   Grampian Funding Limited++                                 2.40         06/03/2008            731,958
        585,684   Grampian Funding Limited++                                 2.55         06/23/2008            584,730
      1,024,947   ING (USA) Annuity & Life Insurance
                  Company(+/-)(i)                                            2.59         10/16/2008          1,024,947
        402,160   Jupiter Securitization Corporation++                       2.45         06/03/2008            402,078
        585,684   Jupiter Securitization Corporation++                       2.47         06/05/2008            585,483
        292,842   Jupiter Securitization Corporation++                       2.60         06/04/2008            292,757
        585,684   Kitty Hawk Funding Corporation++                           2.45         06/12/2008            585,206
        439,263   Liberty Street Funding Corporation++                       2.50         06/02/2008            439,202
        380,695   Liberty Street Funding Corporation++                       2.59         06/13/2008            380,338
        190,347   Liberty Street Funding Corporation++                       2.75         06/05/2008            190,275

Portfolio of Investments--May 31, 2008        Wells Fargo Advantage Master Portfolios 137

INFLATION-PROTECTED BOND PORTFOLIO

   PRINCIPAL      SECURITY NAME                                          INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       732,105   Mazarin Funding Corporation++(+/-)                         2.45%        08/04/2008     $      730,308
        732,105   MetLife Global Funding I++(+/-)                            2.43         10/21/2008            731,985
        585,684   Mont Blanc Capital Corporation++                           2.49         06/23/2008            584,752
        450,244   Morgan Stanley(+/-)                                        2.64         10/15/2008            449,980
        732,105   Natexis Banques Populaires++(+/-)                          2.74         09/08/2008            729,308
        292,842   Nieuw Amsterdam Receivables Corporation++                  2.45         06/25/2008            292,344
        293,457   Nieuw Amsterdam Receivables Corporation++                  2.55         06/04/2008            293,374
        705,398   Old Line Funding Corporation++                             2.58         06/09/2008            704,944
        585,684   Park Avenue Receivable Corporation++                       2.42         06/27/2008            584,621
        527,115   Picaros Funding LLC++                                      2.65         06/05/2008            526,921
        521,259   Premium Asset Trust++(+/-)(i)                              2.87         07/15/2008            520,876
        585,684   Ranger Funding Corporation++                               2.55         06/04/2008            585,518
        250,204   RBS Citizen (Grand Cayman) NA                              2.19         06/02/2008            250,204
        581,174   Regency Markets #1 LLC++                                   2.48         06/17/2008            580,493
        629,610   Royal Bank of Scotland plc                                 2.43         06/09/2008            629,228
        585,684   Scaldis Capital Limited++                                  2.50         06/26/2008            584,626
        585,684   Sheffield Receivables Corporation++                        2.50         06/16/2008            585,033
        585,684   Sheffield Receivables Corporation++                        2.55         06/04/2008            585,518
        578,363   Societe Generale North America Incorporated                2.61         06/06/2008            578,111
        585,684   Solitaire Funding LLC++                                    2.50         06/12/2008            585,196
      1,171,368   Stanfield Victoria Funding LLC++(+/-)\\(a)(i)              5.73         04/03/2008            960,522
        204,989   Surrey Funding Corporation++                               2.65         06/09/2008            204,854
        493,439   Surrey Funding Corporation++                               2.92         06/03/2008            493,319
        190,347   Surrey Funding Corporation                                 3.00         06/02/2008            190,316
        585,684   Thames Asset Global Securitization #1 Incorporated         2.57         06/16/2008            585,015
        585,684   Thunder Bay Funding Incorporated++                         2.50         06/27/2008            584,586
        585,684   Ticonderoga Funding Limited++                              2.40         06/17/2008            585,020
      2,928,419   Transamerica Occidental Life Insurance(+/-)(i)             2.58         10/31/2008          2,928,419
        585,684   Tulip Funding Corporation++                                2.45         06/25/2008            584,687
        732,105   UniCredito Italiano Bank (Ireland) Series LIB++(+/-)       2.65         10/08/2008            731,831
        146,421   Versailles CDS LLC++                                       2.85         06/05/2008            146,363
        351,410   Versailles CDS LLC++                                       3.00         06/03/2008            351,322
        732,105   Victoria Finance LLC++(+/-)\\(a)(i)                        2.55         08/07/2008            600,326
        732,105   Victoria Finance LLC++(+/-)\\(a)(i)                        5.56         05/02/2008            600,326
        585,684   Windmill Funding Corporation++                             2.50         06/16/2008            585,033
        258,989   Yorktown Capital LLC++                                     2.43         06/17/2008            258,692
        292,842   Yorktown Capital LLC++                                     2.53         06/19/2008            292,453

                                                                                                             72,689,773
                                                                                                         --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $ 79,393,549)                                                  78,780,885
                                                                                                         --------------

   SHARES
SHORT-TERM INVESTMENTS: 0.74%
      1,032,069   Wells Fargo Advantage Money Market Trust>+++                                                1,032,069
                                                                                                         --------------

138 Wells Fargo Advantage Master Portfolios   Portfolio of Investments--May 31, 2008

INFLATION-PROTECTED BOND PORTFOLIO

   PRINCIPAL      SECURITY NAME                                          INTEREST RATE   MATURITY DATE       VALUE
US TREASURY BILLS: 0.12%

$       200,000   US Treasury Bill\                                          1.35%        07/17/2008     $      199,560
                                                                                                         --------------

TOTAL SHORT-TERM INVESTMENTS (COST $ 1,231,732)                                                               1,231,629
                                                                                                         --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $242,552,593)*                          146.74%                                                    $  246,040,691
Other Assets and Liabilities, Net             (46.74)                                                       (78,365,333)
                                              ------                                                     --------------
TOTAL NET ASSETS                              100.00%                                                    $  167,675,358
                                              ------                                                     --------------

& U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

<<    All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(+/-) Variable rate investments.

\\ This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

\     Zero coupon bond. Interest rate presented is yield to maturity.

> This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $1,032,069.

* Cost for federal income tax purposes is $242,552,593 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                 $ 11,695,546
Gross unrealized depreciation                   (8,207,448)
                                              ------------
Net unrealized appreciation (depreciation)    $  3,488,098

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--May 31, 2008        Wells Fargo Advantage Master Portfolios 139

MANAGED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                          INTEREST RATE   MATURITY DATE       VALUE
AGENCY SECURITIES: 18.75%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.47%
$     4,859,476   FHLMC #1G0157<<(+/-)                                       4.46%        03/01/2035     $    4,906,684
         10,755   FHLMC #410425(+/-)                                         7.13         09/01/2026             10,829
          5,699   FHLMC #410464(+/-)                                         7.13         11/01/2026              5,711
         96,226   FHLMC #606279(+/-)                                         6.29         02/01/2015             98,670
         39,198   FHLMC #846367(+/-)                                         7.05         04/01/2029             39,446
      1,079,650   FHLMC #A15838                                              5.50         12/01/2033          1,076,377
      2,199,530   FHLMC #A16678                                              5.50         12/01/2033          2,192,862
      9,250,379   FHLMC #E01653<<                                            4.50         06/01/2019          9,057,165
        900,865   FHLMC #E90248                                              6.00         06/01/2017            925,164
        804,964   FHLMC #E90573                                              6.00         07/01/2017            826,676

                                                                                                             19,139,584
                                                                                                         --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 16.03%
         13,133   FNMA #342042(+/-)                                          6.65         06/01/2025             13,215
          6,118   FNMA #344689(+/-)                                          7.15         11/01/2025              6,156
         31,027   FNMA #344692(+/-)                                          6.22         10/01/2025             31,081
         39,412   FNMA #347712(+/-)                                          7.13         06/01/2026             40,267
      4,515,401   FNMA #386890                                               3.99         04/01/2011          4,460,260
        268,683   FNMA #557072(+/-)                                          5.92         06/01/2040            269,882
        873,426   FNMA #656566                                               5.50         04/01/2018            883,760
      2,458,289   FNMA #678939                                               5.50         02/01/2018          2,487,376
        351,325   FNMA #701350                                               5.50         04/01/2018            355,482
      2,631,521   FNMA #725772<<                                             5.00         09/01/2034          2,544,599
      2,424,355   FNMA #731996(+/-)                                          3.99         09/01/2033          2,458,086
      1,930,942   FNMA #739757<<(+/-)                                        4.00         08/01/2033          1,962,387
      5,480,149   FNMA #741305<<                                             5.00         09/01/2018          5,455,938
      1,635,696   FNMA #741458(+/-)                                          4.44         10/01/2033          1,642,010
      5,784,653   FNMA #765178<<                                             5.00         01/01/2019          5,759,096
      1,230,733   FNMA #765769                                               5.00         02/01/2019          1,225,296
        491,722   FNMA #783245(+/-)                                          5.28         04/01/2034            491,690
      1,569,115   FNMA #783251<<(+/-)                                        5.72         04/01/2044          1,569,035
      5,971,393   FNMA #789463<<(+/-)                                        4.36         06/01/2034          6,016,418
        382,485   FNMA #795922                                               5.00         01/01/2020            382,349
        740,153   FNMA #797166                                               5.00         01/01/2020            738,502
        787,336   FNMA #797743                                               5.00         02/01/2020            785,580
        835,192   FNMA #797769                                               5.00         03/01/2020            833,329
      5,329,794   FNMA #801908                                               5.00         11/01/2019          5,306,247
      1,404,226   FNMA #805346                                               5.00         01/01/2020          1,401,094
        611,550   FNMA #806249                                               5.00         01/01/2020            610,186
        395,642   FNMA #806250                                               5.00         01/01/2020            395,501
      1,691,810   FNMA #809071                                               5.00         04/01/2020          1,688,036
        552,257   FNMA #809561                                               5.00         02/01/2020            551,025
      3,400,086   FNMA #834933<<(+/-)                                        5.03         07/01/2035          3,438,512
      5,000,000   FNMA #874331                                               5.43         02/01/2037          5,060,399
      1,000,000   FNMA #874479                                               5.59         04/01/2017            990,774
      5,702,700   FNMA #874542                                               5.60         06/01/2017          5,710,622
      6,291,989   FNMA #880156                                               5.50         02/01/2036          6,197,255
      3,678,420   FNMA #901922<<(+/-)                                        5.79         10/01/2036          3,762,793
     50,000,000   FNMA TBA%%                                                 4.50         06/01/2033         48,640,600

                                                                                                            124,164,838
                                                                                                         --------------

140 Wells Fargo Advantage Master Portfolios   Portfolio of Investments--May 31, 2008

MANAGED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                          INTEREST RATE   MATURITY DATE       VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.25%
$       140,230   GNMA #345066                                               6.50%        10/15/2023     $      145,716
         95,867   GNMA #346960                                               6.50         12/15/2023             99,617
         87,851   GNMA #354692                                               6.50         11/15/2023             91,288
        159,929   GNMA #361398                                               6.50         01/15/2024            166,187
        142,537   GNMA #366641                                               6.50         11/15/2023            148,114
         76,064   GNMA #473918                                               7.00         04/15/2028             81,496
        414,750   GNMA #531436                                               7.00         06/15/2042            426,963
          8,768   GNMA #531965                                               7.72         12/15/2041              9,119
        293,095   GNMA #533858                                               7.35         06/15/2042            304,176
        417,612   GNMA #780626                                               7.00         08/15/2027            440,919

                                                                                                              1,913,595
                                                                                                         --------------

TOTAL AGENCY SECURITIES (COST $ 145,154,960)                                                                145,218,017
                                                                                                         --------------

ASSET BACKED SECURITIES: 7.61%
      3,658,402   Chase Funding Mortgage Loan Series 2002-1 Class 1A5        6.60         02/25/2032          3,606,569
      3,500,000   Citicorp Residential Mortgage Securities
                   Series 2007-2 Class A6                                    6.27         06/25/2037          3,325,389
      7,250,000   College Loan Corporation Trust Series 2006-1
                   Class AIO(c)(i)                                           10.00        07/25/2008            110,200
      5,000,000   College Loan Corporation Trust Series 2006-A
                   Class A3(+/-)                                             3.42         10/25/2025          4,830,361
      4,000,000   Countrywide Asset Backed Certificates Series 2006-S4
                   Class A6(+/-)(i)                                          5.83         07/25/2034          2,869,518
      2,000,000   Countrywide Asset Backed Certificates Series 2007-S2
                   Class A6(+/-)(i)                                          5.78         05/25/2037          1,170,407
      1,414,187   Countrywide Home Equity Loan Trust Series 2005-G
                   Class2A(+/-)(i)                                           2.74         12/15/2035            658,007
      4,999,999   CPS Auto Trust Series 2006-D Class A4++                    5.12         08/15/2013          4,700,854
      2,310,000   Crown Castle Towers LLC Series 2005-1A Class AFX++         4.64         06/15/2035          2,282,973
        521,801   GMAC Mortgage Corporation Loan Trust Series 2005-HE1
                   Class A1VN(+/-)(i)                                        2.61         08/25/2035            489,971
      1,349,257   Green Tree Financial Corporation Series 1997-7
                   Class A8(+/-)                                             6.86         07/15/2029          1,365,085
        341,409   GSAMP Trust Series 2005-SEA1 Class A(+/-)++                2.73         04/25/2035            334,803
      2,653,863   HFC Home Equity Loan Asset Backed Certificates
                   Series 2005-2 Class A1(+/-)                               2.75         01/20/2035          2,399,197
      1,325,000   Household Home Equity Loan Trust Series 2007-2
                   Class A4(+/-)                                             2.78         07/20/2036            827,335
      2,000,000   Household Home Equity Loan Trust Series 2007-3
                   Class A3(+/-)                                             3.63         11/20/2036          1,944,270
      3,800,000   KeyCorp Student Loan Trust Series 1999-B
                   Class CTFS(+/-)                                           3.81         11/25/2036          3,551,100
      3,270,000   KeyCorp Student Loan Trust Series 2006-A
                   Class 2A2(+/-)                                            4.94         06/27/2025          2,932,201
      5,000,000   National Collegiate Student Loan Trust Series 2006-2
                   Class AIO(c)(i)                                           6.00         08/25/2011            799,000
      4,000,000   Onyx Acceptance Grantor Trust Series 2005-B Class A4       4.34         05/15/2012          3,750,873
      3,037,135   RAAC Series 2007-RP4 Class A(+/-)(i)++                     2.74         06/25/2037          2,808,743
      3,000,000   SLM Student Loan Trust Series 2003-1
                   Class A5B(+/-)++                                          3.25         12/15/2032          2,769,375
      4,000,000   SLM Student Loan Trust Series 2006-C Class A2(+/-)         2.85         09/15/2020          3,810,077
      1,542,962   Terwin Mortgage Trust Series 2006-2HGS
                   Class A1(+/-)(i)++                                        4.50         02/28/2036            523,392
      6,000,000   Triad Auto Receivables Owner Trust Series 2006-A
                   Class A4                                                  4.88         04/12/2013          5,789,396
      1,857,525   Wachovia Asset Securitization Incorporated Series
                   2007-HE2A Class A(+/-)(i)++                               2.52         07/25/2037          1,316,056

TOTAL ASSET BACKED SECURITIES (COST $ 66,356,705)                                                            58,965,152
                                                                                                         --------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 30.07%
      5,164,955   Adjustable Rate Mortgage Trust Series 2007-2
                   Class 2A1(+/-)(i)                                         3.11         06/25/2037          4,051,020
      4,000,000   Banc of America Commercial Mortgage Incorporated
                   Series 2005-6 Class A4(+/-)                               5.18         09/10/2047          3,920,978
      4,260,000   Banc of America Commercial Mortgage Incorporated
                   Series 2005-6 Class ASB(+/-)                              5.18         09/10/2047          4,151,712
      6,000,000   Bear Stearns Commercial Mortgage Securities
                   Incorporated Series 2005-PW10Class AAB                    5.38         12/11/2040          5,895,162
      5,120,000   Bear Stearns Commercial Mortgage Securities
                   Incorporated Series 2006-PW11Class AAB(+/-)               5.46         03/11/2039          5,036,645
      3,995,000   Citigroup Commercial Mortgage Trust Series 2005-C3
                   Class ASB                                                 4.76         05/15/2043          3,860,471
      3,400,000   Citigroup Deutsche Bank Commercial Mortgage Trust
                   Series 2005-CD1 Class A4(+/-)                             5.23         07/15/2044          3,342,856
      3,000,000   Citigroup Deutsche Bank Commercial Mortgage Trust
                   Series 2007-CD4 Class ASB                                 5.28         12/11/2049          2,888,962
      1,782,985   Countrywide Alternative Loan Trust Series 2005-27
                   Class 3A1(+/-)                                            5.30         08/25/2035          1,485,583
      1,748,013   Countrywide Home Loans Series 2004-R1 Class 2A++           6.50         11/25/2034          1,699,419

Portfolio of Investments--May 31, 2008        Wells Fargo Advantage Master Portfolios 141

MANAGED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                          INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$     4,141,186   Countrywide Home Loans Series 2005-R1
                   Class 1AF1(+/-)++                                         2.75%        03/25/2035     $    3,699,621
      3,355,470   Countrywide Home Loans Series 2005-R3
                   Class AF(+/-)++                                           3.00         09/25/2035          2,945,668
      2,343,795   Countrywide Home Loans Series 2006-OA5
                   Class 1A1(+/-)(i)                                         2.59         04/25/2036          1,847,481
      1,834,489   Credit Suisse First Boston Mortgage Securities
                   Corporation Series 2004-AR5 Class 10A1(+/-)               5.01         05/01/2034          1,830,843
      5,000,000   Credit Suisse First Boston Mortgage Securities
                   Corporation Series 2005-C1 Class AAB                      4.82         02/15/2038          4,890,780
      4,500,000   Credit Suisse Mortgage Capital Certification
                   Series 2007-C1 Class AAB                                  5.34         02/15/2040          4,342,610
      3,225,000   Fannie Mae-Aces Series 2006-M2 Class A2F(+/-)              5.26         05/25/2020          3,126,315
     10,107,617   FHLMC Series 1675 Class KZ                                 6.50         02/15/2024         10,615,388
      5,260,077   FHLMC Series 2358 Class PD                                 6.00         09/15/2016          5,448,115
      4,140,774   FHLMC Series 2416 Class PE                                 6.00         10/15/2021          4,249,008
        805,345   FHLMC Series 2439 Class LG                                 6.00         09/15/2030            817,610
      1,013,917   FHLMC Structured Pass-Through Securities
                   Series T-20 Class A6                                      7.99         09/25/2029          1,011,796
      2,489,108   FHLMC Structured Pass-Through Securities
                   Series T-58 Class 4A                                      7.50         09/25/2043          2,629,120
        545,766   FNMA Grantor Trust Series 2002-T4 Class A2                 7.00         12/25/2041            576,666
      2,667,762   FNMA Grantor Trust Series 2004-T2 Class 1A1                6.00         11/25/2034          2,718,030
      3,457,485   FNMA Grantor Trust Series 2004-T3 Class A1                 6.00         02/25/2044          3,549,320
         10,508   FNMA Series 1988-5 Class Z                                 9.20         03/25/2018             11,081
      5,612,352   FNMA Series 2002-6 Class PD<<                              6.00         02/25/2017          5,805,420
      3,417,344   FNMA Series 2002-9 Class PC<<                              6.00         03/25/2017          3,540,003
      1,179,626   FNMA Series 2002-90 Class A2                               6.50         11/25/2042          1,227,593
      2,766,906   FNMA Series 2003-86 Class PT<<                             4.50         09/25/2018          2,748,772
      5,025,382   FNMA Series 2003-97 Class CA<<                             5.00         10/25/2018          5,078,521
        903,419   FNMA Series 2003-W4 Class 3A                               7.00         10/25/2042            937,002
        562,485   FNMA Series 2004-W1 Class 2A2                              7.00         12/25/2033            595,939
      5,335,463   FNMA Whole Loan Series 2002-W4 Class A4                    6.25         05/25/2042          5,566,567
      3,052,741   FNMA Whole Loan Series 2004-W11 Class 1A3                  7.00         05/25/2044          3,249,329
      1,598,481   FNMA Whole Loan Series 2004-W8 Class 3A                    7.50         06/25/2044          1,724,515
      4,000,000   GE Capital Commercial Mortgage Corporation
                   Series 2005-C2 Class AAB                                  4.87         05/10/2043          3,894,844
      3,275,000   GE Capital Commercial Mortgage Corporation
                   Series 2005-C3 Class AAB                                  4.94         07/10/2045          3,164,046
     12,953,725   GNMA Series 2003-38 Class JC(+/-)                          7.05         08/16/2042         13,721,330
      5,520,000   Greenwich Capital Commercial Funding Corporation
                   Series 2003-C1 Class A4                                   4.11         07/05/2035          5,206,981
         65,410   Harborview Mortgage Loan Trust Series 2004-11
                   Class 3A2A(+/-)                                           2.84         01/19/2035             58,074
      5,965,000   JPMorgan Chase Commercial Mortgage Securities
                   Corporation Series 2003-ML1A Class A2                     4.77         03/12/2039          5,792,199
      5,550,000   JPMorgan Chase Commercial Mortgage Securities
                   Corporation Series 2005-LDP5 Class ASB(+/-)               5.17         12/15/2044          5,444,447
      5,385,000   JPMorgan Chase Commercial Mortgage Securities
                   Corporation Series 2006-LDP6 Class ASB(+/-)               5.49         04/15/2043          5,283,260
      2,720,000   JPMorgan Chase Commercial Mortgage Securities
                   Corporation Series 2006-LDP7Class ASB(+/-)                5.88         04/15/2045          2,718,403
        914,504   Lehman Brothers Small Balance Commercial
                   Series 2006-1A Class 3A1(+/-)++                           5.68         04/25/2031            922,233
      5,500,000   Lehman Brothers UBS Commercial Mortgage Trust
                   Series 2003-C1 Class A4                                   4.39         03/15/2032          5,368,891
      3,889,414   Lehman XS Trust Series 2007-5 Class P3(+/-)(i)             6.45         05/25/2037          2,917,691
      3,467,402   Lehman XS Trust Series 2007-6W Class A3(+/-)(i)            2.71         05/25/2037          1,928,916
         50,521   LF Rothschild Mortgage Trust Series 2 Class Z              9.95         08/01/2017             55,833
      6,000,000   Merrill Lynch Mortgage Trust Series 2005-CKI1
                   Class ASB(+/-)                                            5.24         11/12/2037          5,889,008
      4,550,000   Merrill Lynch Mortgage Trust Series 2005-MCP1
                   Class ASB(+/-)                                            4.67         06/12/2043          4,389,988
        861,137   NationsLink Funding Corporation Series 1999-SI
                   Class D(+/-)                                              7.56         11/10/2030            860,285
      2,625,416   Nomura Asset Acceptance Corporation Series 2004-R2
                   Class A1(+/-)++                                           6.50         10/25/2034          2,653,501
      4,000,000   Reverse Mortgage Trust Series 2007-1 Class A(+/-)++        2.79         07/12/2042          3,900,800
        995,797   Sequoia Mortgage Trust Series 10 Class 1A(+/-)             2.88         10/20/2027            952,599
        610,723   Small Business Administration Participation
                   Certificates Series 2003-P10A Class 1                     4.52         02/10/2013            601,530
      1,273,188   Small Business Administration Participation
                   Certificates Series 2006-20H Class 1                      5.70         08/01/2026          1,302,841
      8,654,893   Small Business Administration Participation
                   Certificates Series 2006-P10A Class 1                     5.41         02/10/2016          8,728,065
      7,155,722   Small Business Administration Participation
                   Certificates Series 2006-P10B Class 1                     5.68         08/01/2016          7,288,086
      3,087,380   Structured Asset Securities Corporation
                   Series 2007-RM1 Class A1(+/-)(i)++                        2.67         05/25/2047          2,240,762

142 Wells Fargo Advantage Master Portfolios   Portfolio of Investments--May 31, 2008

MANAGED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                          INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$     4,000,000   Wachovia Bank Commercial Mortgage Trust
                   Series 2005-C16 Class A4(+/-)                             4.85%        10/15/2041     $    3,857,338
      3,386,392   Washington Mutual Commercial Mortgage Securities
                   Trust Series 2007-SL3 Class A1(+/-)++                     5.94         03/23/2045          2,865,904
      1,279,200   Washington Mutual Mortgage Pass-Through Certificates
                   Series 2005-AR6 Class 2A1A(+/-)                           2.62         04/25/2045          1,056,919
      4,501,193   Washington Mutual Mortgage Pass-Through Certificates
                   Series 2005-C3 Class A4(+/-)                              4.81         07/25/2047          2,950,982
      2,870,268   Washington Mutual Mortgage Pass-Through Certificates
                   Series 2006-AR13 Class 1A(+/-)                            4.67         10/25/2046          2,238,814
      2,765,107   Washington Mutual Mortgage Pass-Through Certificates
                   Series 2006-AR3 Class A1A(+/-)                            4.79         02/25/2046          2,131,789
      2,060,515   Washington Mutual Mortgage Pass-Through Certificates
                   Series 2006-AR4 Class DA(+/-)(i)                          4.76         06/25/2046          1,337,892

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $ 243,589,032)                                              232,840,172
                                                                                                         --------------

CORPORATE BONDS & NOTES: 25.13%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
 MATERIALS: 0.08%
        675,000   Phillips-Van Heusen                                        7.75         11/15/2023            648,646
                                                                                                         --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.31%
      2,500,000   Ryder System Incorporated Series MTN                       5.85         03/01/2014          2,404,935
                                                                                                         --------------

BUSINESS SERVICES: 0.78%
      1,000,000   Fiserv Incorporated                                        6.13         11/20/2012          1,007,514
        375,000   Iron Mountain Incorporated                                 8.63         04/01/2013            380,625
      2,350,000   NCR Corporation                                            7.13         06/15/2009          2,384,961
        150,000   SunGard Data Systems Incorporated                          4.88         01/15/2014            133,313
      2,120,000   Thompson Corporation                                       6.20         01/05/2012          2,137,908

                                                                                                              6,044,321
                                                                                                         --------------

CHEMICALS & ALLIED PRODUCTS: 0.39%
        415,000   Church & Dwight Companies Incorporated                     6.00         12/15/2012            408,775
        794,000   Olin Corporation                                           6.75         06/15/2016            795,985
        400,000   Sensient Technologies                                      6.50         04/01/2009            400,296
      1,500,000   Valspar Corporation                                        5.10         08/01/2015          1,386,470

                                                                                                              2,991,526
                                                                                                         --------------

COMMUNICATIONS: 0.25%
      1,000,000   Cox Communications Incorporated                            4.63         01/15/2010            992,236
        500,000   L3 Communications Corporation                              7.63         06/15/2012            509,375
        450,000   Qwest Corporation                                          7.88         09/01/2011            457,875

                                                                                                              1,959,486
                                                                                                         --------------

DEPOSITORY INSTITUTIONS: 7.38%
      4,400,000   Associated Bancorp                                         6.75         08/15/2011          4,569,796
      2,100,000   BAC Capital Trust XIV(+/-)                                 5.63         12/31/2049          1,704,933
      6,839,000   Bank of America Capital III(+/-)                           4.83         01/15/2027          5,444,870
      2,000,000   BB&T Capital Trust IV(+/-)                                 6.82         06/12/2049          1,745,860
      2,000,000   BNP Paribas Capital Trust(+/-)++                           9.00         12/30/2049          2,093,400
      2,000,000   Chase Capital VI(+/-)                                      3.86         08/01/2028          1,471,728
      1,860,000   Chevy Chase Bank FSB                                       6.88         12/01/2013          1,736,775
      1,685,000   Citigroup Incorporated                                     6.13         11/21/2017          1,665,597
      4,000,000   City National Bank                                         6.75         09/01/2011          4,149,384
      2,778,000   Colonial Bank NA Montgomery AL                             6.38         12/01/2015          2,345,521
      1,700,000   Compass Bank                                               6.40         10/01/2017          1,637,092
        750,000   Corestates Capital Trust II(+/-)++                         4.91         01/15/2027            667,841
      2,250,000   Deutsche Bank Capital Funding Trust VII(+/-)++             5.63         12/31/2049          1,921,349
        500,000   First Citizens Bancorp++                                   6.80         04/01/2015            490,163
      4,500,000   HSBC Capital Funding LP(+/-)++                             4.61         12/29/2049          3,954,929
      1,000,000   JPMorgan Chase Capital XVIII                               6.95         08/17/2036            914,346
      2,900,000   National Capital Commerce Incorporated(+/-)                3.68         04/01/2027          2,278,240

Portfolio of Investments--May 31, 2008        Wells Fargo Advantage Master Portfolios 143

MANAGED FIXED INCOME PORTFOLIO

 PRINCIPAL    SECURITY NAME                                                     INTEREST RATE   MATURITY DATE      VALUE
DEPOSITORY INSTITUTIONS (continued)
$   450,000   NTC Capital Trust Series A(+/-)                                       4.78%         01/15/2027    $    412,401
  2,500,000   PNC Funding Corporation                                               7.50          11/01/2009       2,584,568
  3,775,000   Rabobank Capital Funding II(+/-)++                                    5.26          12/29/2049       3,443,366
  2,350,000   RBS Capital Trust(+/-)                                                5.51          09/29/2049       2,031,984
  2,875,000   TCF National Bank(+/-)                                                5.00          06/15/2014       2,882,300
  1,000,000   TCF National Bank                                                     5.50          02/01/2016       1,013,823
  4,000,000   UBS Preferred Funding Trust V Series 1(+/-)                           6.24          05/15/2049       3,486,552
  1,250,000   USB Capital IX(+/-)                                                   6.19          03/29/2049       1,050,000
  1,900,000   Wachovia Capital Trust I(+/-)                                         5.80          08/29/2049       1,453,500

                                                                                                                  57,150,318
                                                                                                                ------------

EDUCATIONAL SERVICES: 0.37%
  2,235,000   Massachusetts Institute of Technology                                 7.25          11/02/2049       2,858,167
                                                                                                                ------------

ELECTRIC, GAS & SANITARY SERVICES: 1.70%
  1,000,000   Connecticut Light & Power                                             5.38          03/01/2017         974,621
  2,600,000   Duke Energy Field Services LLC                                        7.88          08/16/2010       2,750,277
  3,000,000   Great River Energy++                                                  5.83          07/01/2017       2,977,260
    630,000   Massey Energy Company                                                 6.63          11/15/2010         628,425
  1,875,000   Nevada Power Company Series O                                         6.50          05/15/2018       1,909,667
    750,000   NGPL Pipeco LLC++                                                     6.51          12/15/2012         766,475
  3,000,000   Peoples Energy Corporation                                            6.90          01/15/2011       3,141,348

                                                                                                                  13,148,073
                                                                                                                ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
 EQUIPMENT: 0.98%
  2,500,000   BAE Systems Holdings Incorporated++                                   6.40          12/15/2011       2,563,693
    350,000   Flextronics International                                             6.25          11/15/2014         334,250
    350,000   Jabil Circuit Incorporated++                                          8.25          03/15/2018         343,875
  2,500,000   Mettler Toledo International Incorporated                             4.85          11/15/2010       2,568,170
    275,000   Moog Incorporated                                                     6.25          01/15/2015         265,375
  1,638,329   Tenaska Alabama II Partners LP++                                      7.00          06/30/2021       1,518,639

                                                                                                                   7,594,002
                                                                                                                ------------

ENGINEERING,  ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.11%
    860,000   US Oncology Incorporated                                              9.00          08/15/2012         869,675
                                                                                                                ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.07%
    525,000   Valmont Industries Incorporated                                       6.88          05/01/2014         525,000
                                                                                                                ------------

FOOD & KINDRED PRODUCTS: 0.97%
  1,764,000   Conagra Foods Incorporated                                            7.88          09/15/2010       1,885,284
    600,000   Constellation Brands Incorporated                                     7.25          05/15/2017         592,500
  2,500,000   Kellogg Company                                                       6.60          04/01/2011       2,629,200
  1,600,000   Kraft Foods Incorporated                                              6.25          06/01/2012       1,639,602
    750,000   McCormick & Company                                                   5.76          12/15/2017         744,467

                                                                                                                   7,491,053
                                                                                                                ------------

FURNITURE & FIXTURES: 0.19%
  1,450,000   Steelcase Incorporated                                                6.50          08/15/2011       1,451,015
                                                                                                                ------------

HEALTH SERVICES: 0.84%
  3,650,000   American Association of Retired Persons++                             7.50          05/01/2031       4,538,669
  2,000,000   Schering-Plough Corporation                                           6.00          09/15/2017       1,979,216

                                                                                                                   6,517,885
                                                                                                                ------------

144 Wells Fargo Advantage Master Portfolios    Portfolio of Investments--May 31, 2008

MANAGED FIXED INCOME PORTFOLIO

 PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE      VALUE
HOLDING & OTHER INVESTMENT OFFICES: 0.86%
$   400,000   Liberty Property LP                                                   6.63%        10/01/2017    $    373,963
  3,008,000   Manufacturers & Traders Trust Company(+/-)                            5.59         12/28/2020       2,704,324
  2,250,000   National City Bank of Columbus Series 4                               7.25         07/15/2010       2,204,550
    250,000   National City Bank of Kentucky Series BKNT                            6.30         02/15/2011         233,026
  1,275,000   Realty Income Corporation                                             6.75         08/15/2019       1,173,357

                                                                                                                  6,689,220
                                                                                                               ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.55%
  1,100,000   Actuant Corporation                                                   6.88         06/15/2017       1,102,750
  1,425,000   Black & Decker                                                        5.75         11/15/2016       1,365,217
    575,000   Briggs & Stratton Corporation                                         8.88         03/15/2011         592,250
    625,000   Scientific Games Corporation                                          6.25         12/15/2012         601,563
    625,000   Unisys Corporation                                                    6.88         03/15/2010         603,125

                                                                                                                  4,264,905
                                                                                                               ------------

INSURANCE AGENTS, BROKERS & SERVICE: 0.82%
  1,520,000   Aegon NV                                                              4.75         06/01/2013       1,472,681
  2,000,000   Allstate Financial Global Funding++                                   6.50         06/14/2011       2,073,402
  2,670,000   NLV Financial Corporation++                                           7.50         08/15/2033       2,767,121

                                                                                                                  6,313,204
                                                                                                               ------------

INSURANCE CARRIERS: 3.20%
  2,675,000   Blue Cross & Blue Shield of Florida++                                 8.25         11/15/2011       2,829,612
  3,200,000   John Hancock Global Funding II++                                      7.90         07/02/2010       3,417,398
    750,000   Lincoln National Corporation                                          6.20         12/15/2011         762,807
  1,700,000   MetLife Global Funding++                                              5.13         11/09/2011       1,715,043
  4,450,000   Minnesota Life Insurance Company++                                    8.25         09/15/2025       5,330,312
  2,730,000   Monumental Global Funding II++                                        4.63         03/15/2010       2,732,465
  2,900,000   New York Life Global Funding++                                        5.38         09/15/2013       2,918,679
  2,145,000   Principal Life Global Funding I++                                     6.25         02/15/2012       2,243,734
  1,385,000   Safeco Corporation                                                    4.88         02/01/2010       1,373,492
  1,415,000   WR Berkley Corporation                                                5.13         09/30/2010       1,413,278

                                                                                                                 24,736,820
                                                                                                               ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
 & OPTICAL GOODS: 0.07%
    589,000   Bio-Rad Laboratories Incorporated                                     6.13         12/15/2014         565,440
                                                                                                               ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.48%
  3,300,000   General Electric Company                                              5.00         02/01/2013       3,333,591
    360,000   Honeywell International Incorporated                                  6.13         11/01/2011         379,498

                                                                                                                  3,713,089
                                                                                                               ------------

MISCELLANEOUS RETAIL: 0.14%
    600,000   AmeriGas Partners LP                                                  7.25         05/20/2015         583,500
    545,000   Lamar Media Corporation<<                                             6.63         08/15/2015         513,663

                                                                                                                  1,097,163
                                                                                                               ------------
MOTION PICTURES: 0.53%
  3,000,000   Time Warner Incorporated                                              6.75         04/15/2011       3,077,664
    985,000   Viacom Incorporated                                                   7.70         07/30/2010       1,031,175

                                                                                                                  4,108,839
                                                                                                               ------------

Portfolio of Investments--May 31, 2008       Wells Fargo Advantage Master Portfolios 145

MANAGED FIXED INCOME PORTFOLIO

 PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE      VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.37%
$ 2,750,000   Ford Motor Credit Company                                         7.38%        10/28/2009    $ 2,678,360
    200,000   General Motors Acceptance Corporation(+/-)                        7.56         12/01/2014        144,190

                                                                                                             2,822,550
                                                                                                           -----------

OIL & GAS EXTRACTION: 0.40%
  1,350,000   Chesapeake Energy Corporation                                     7.50         06/15/2014      1,358,438
    150,000   Chesapeake Energy Corporation                                     6.38         06/15/2015        143,625
    400,000   Markwest Energy Partners/Finance Corporation                      6.88         11/01/2014        389,000
    700,000   Parker Drilling Company                                           9.63         10/01/2013        738,500
    440,000   Range Resources Corporation                                       7.38         07/15/2013        446,600

                                                                                                             3,076,163
                                                                                                           -----------

PAPER & ALLIED PRODUCTS: 0.09%
    680,000   Rock-Tenn Company                                                 8.20         08/15/2011        707,200
                                                                                                           -----------

PERSONAL SERVICES: 0.05%
    400,000   Services Corporate International                                  7.38         10/01/2014        402,000
                                                                                                           -----------

PETROLEUM REFINING & RELATED INDUSTRIES: 0.18%
  1,210,000   Frontier Oil Corporation                                          6.63         10/01/2011      1,191,850
    225,000   Tesoro Corporation                                                6.63         11/01/2015        206,719

                                                                                                             1,398,569
                                                                                                           -----------

PRIMARY METAL INDUSTRIES: 0.09%
    275,000   Century Aluminum Company                                          7.50         08/15/2014        273,625
    100,000   International Steel Group                                         6.50         04/15/2014        100,933
    295,000   Steel Dynamics++                                                  7.38         11/01/2012        297,213

                                                                                                               671,771
                                                                                                           -----------

REAL ESTATE: 0.46%
  1,300,000   Housing Urban Development Series 04-A                             5.08         08/01/2013      1,356,391
    500,000   Realty Income Corporation                                         5.50         11/15/2015        447,230
    500,000   Rouse Company                                                     5.38         11/26/2013        416,220
  1,250,000   Shurgard Storage Centers                                          7.75         02/22/2011      1,330,466

                                                                                                             3,550,307
                                                                                                           -----------

REAL ESTATE INVESTMENT TRUSTS (REITS): 0.72%
  2,500,000   Developers Diversified Realty Corporation                         3.88         01/30/2009      2,468,480
    800,000   Host Marriott LP                                                  7.13         11/01/2013        792,000
    800,000   ProLogis Trust                                                    5.25         11/15/2010        799,934
  1,500,000   Simon Property Group LP                                           5.75         05/01/2012      1,504,296

                                                                                                             5,564,710
                                                                                                           -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.06%
  2,750,000   Charles Schwab Corporation                                        6.38         09/01/2017      2,803,391
  1,500,000   Goldman Sachs Capital II(+/-)                                     5.79         12/29/2049      1,126,895
    500,000   Merrill Lynch & Company                                           6.05         08/15/2012        494,631
    500,000   Merrill Lynch & Company                                           6.05         05/16/2016        470,061
  3,250,000   Morgan Stanley                                                    6.75         04/15/2011      3,324,302

                                                                                                             8,219,280
                                                                                                           -----------

SOCIAL SERVICES: 0.01%
    100,000   Service Corporation International                                 7.88         02/01/2013         99,500

146 Wells Fargo Advantage Master Portfolios    Portfolio of Investments--May 31, 2008

MANAGED FIXED INCOME PORTFOLIO

 PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE       VALUE
TRANSPORTATION BY AIR: 0.40%
$  2,879,790   FedEx Corporation Series 97-B                                         7.52%        01/15/2018    $   3,066,737

TRANSPORTATION EQUIPMENT: 0.11%
     860,000   Navistar International Corporation<<(i)                               7.50         06/15/2011          863,698
                                                                                                                -------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.06%
     525,000   Stewart Enterprises                                                   6.25         02/15/2013          497,438
                                                                                                                -------------

WHOLESALE TRADE-DURABLE GOODS: 0.06%
     500,000   Ace Hardware Corporation++                                            9.13         06/01/2016          480,000
                                                                                                                -------------

TOTAL CORPORATE BONDS & NOTES (COST $199,040,541)                                                                 194,562,705
                                                                                                                -------------

FOREIGN CORPORATE BONDS: 1.57%
   2,000,000   Barclays Bank plc(+/-)++                                              5.93         12/15/2016        1,714,034
   2,245,000   Barclays Bank plc(+/-)++                                              8.55         09/29/2049        2,283,390
   2,750,000   ConocoPhillips (Canada)                                               5.63         10/15/2016        2,815,153
   1,229,000   Delhaize Group                                                        6.50         06/15/2017        1,258,433
     200,000   Ispat Inland Incorporated                                             9.75         04/01/2014          213,834
   1,100,000   Pearson plc (UK) Private Placement++                                  7.00         06/15/2011        1,142,260
   2,500,000   SABMiller plc++                                                       6.20         07/01/2011        2,549,493
     150,000   Seagate Technology HDD Holdings                                       6.38         10/01/2011          147,750

TOTAL FOREIGN CORPORATE BONDS@ (COST $12,382,879)                                                                  12,124,347
                                                                                                                -------------

MUNICIPAL BONDS & NOTES: 8.31%
   1,000,000   City of Chicago IL Series C (Property Tax Revenue LOC)                4.88         01/01/2015          986,200
   1,000,000   City of Chicago IL Taxable Series D (MBIA Insured)                    5.44         01/01/2024          968,260
   1,500,000   Connecticut State Property Tax Revenue (Other Revenue)                5.69         03/15/2023        1,444,710
   2,500,000   Duke University Taxable Series A (GO of University)                   5.85         04/01/2037        2,464,475
   5,030,000   Hudson County NJ Improvement Authority Facilities Leasing
                Revenue (FSA Insured)                                                7.40         12/01/2025        6,108,181
   5,160,000   Indiana Bond Bank State Revenue School Severance Fund
                8-A (FGIC Insured)                                                   4.73         01/15/2014        4,975,014
   1,125,000   Indiana State Housing & Community Development Authority
                Series A-2 (SFMR)                                                    5.51         01/01/2039        1,117,001
   4,935,000   Indiana State Housing & Community Development Authority
                SFMR Series D-2 (Housing Revenue, GNMA/FNMA Insured)                 5.41         07/01/2038        4,867,193
   1,215,000   Kentucky Housing Corporation Housing Revenue Series D                 5.15         01/01/2013        1,217,892
     440,000   Kentucky Housing Corporation Housing Revenue Series D                 5.21         01/01/2014          439,138
     965,000   Kentucky Housing Corporation Housing Revenue Series D                 5.75         07/01/2037          962,443
   1,095,000   Kentucky Housing Corporation Housing Revenue Series J                 5.92         07/01/2034        1,100,376
   2,210,000   Loyola University Illinois Series C Revenue Bonds                     4.80         07/01/2013        2,176,585
   1,960,000   Minnesota State Housing Finance Agency Residential
                Housing Finance Series H                                             5.85         07/01/2036        2,032,285
   4,390,000   Minnesota State Housing Finance Agency Residential
                Housing Finance Series J                                             6.13         07/01/2038        4,410,765
   2,455,000   New York State Environmental Facilities Corporation State
                Personal Income Tax Revenue Series B                                 4.90         12/15/2011        2,487,259
   1,500,000   Ohio County West Virginia County Common Special District
                Excise Tax Revenue Series A                                          8.25         03/01/2035        1,519,155
   4,000,000   Ohio State Housing Finance Agency Residential Mortgage
                Revenue Series K                                                     5.97         03/01/2029        4,007,560
   2,390,000   Ohio State Housing Finance Agency Residential Mortgage
                Revenue Series O (GNMA/FNMA Insured)                                 5.47         09/01/2025        2,368,825
   2,875,000   Pennsylvania Housing Finance Agency SFMR Series 93C                   5.84         04/01/2037        2,891,330
   2,000,000   State of New Hampshire HFA SFMR Series D                              5.53         07/01/2037        1,985,780
   7,700,000   State of Texas Brazos Higher Education Authority
                Incorporated Series 2005-4 Class A5(+/-)ss.                          4.91         12/01/2040        7,719,481
   4,005,000   Wisconsin Housing & Economic Development Authority
                Home Ownership Revenue Series D                                      5.81         03/01/2037        3,989,741
   2,080,000   Wisconsin Housing & Economic Development Authority
                Home Ownership Revenue Series F                                      5.73         09/01/2037        2,090,213

TOTAL MUNICIPAL BONDS & NOTES (COST $63,613,811)                                                                   64,329,862
                                                                                                                -------------

Portfolio of Investments--May 31, 2008                 Wells Fargo Advantage Master Portfolios 147

MANAGED FIXED INCOME PORTFOLIO

   SHARES     SECURITY NAME                                                                           VALUE
PRIVATE INVESTMENT PARTNERSHIPS: 0.22%
         269  PPM America CBO II LP(i)+                                                            $     7,422
   2,500,000  Toll Road Investment Partnership II LP++                                               1,685,163

TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $1,958,072)                                              1,692,585
                                                                                                   -----------

 PRINCIPAL                                                        INTEREST RATE    MATURITY RATE
TERM LOANS: 0.70%
$    414,555  ARAMARK Corporation Term Loan B                            7.20%       01/26/2014        389,682
      29,629  ARAMARK Corporation Term Loan C                            2.03        01/26/2014         27,814
     472,500  Boston Scientific Corporation Term Loan                    3.38        04/21/2011        441,788
     450,000  BSC International Holding Term Loan                        5.81        04/21/2011        425,250
     887,730  CITGO Petroleum Corporation Term Loan                      3.68        11/15/2012        834,466
   1,492,500  Flextronics International Term Loan                        7.46        10/01/2012      1,395,488
     490,000  Georgia Pacific Corporation 1st Lien Term Loan B           5.01        12/20/2012        462,869
   1,477,500  Oshkosh Truck Corporation Term Loan                        6.90        12/06/2013      1,412,423

TOTAL TERM LOANS (COST $5,702,493)                                                                   5,389,780
                                                                                                   -----------

US TREASURY SECURITIES: 5.65%

US TREASURY BONDS: 2.40%
  10,000,000  US Treasury Bond                                           4.38        02/15/2038      9,473,438
   7,286,867  US Treasury Bond - Inflation Protected<<&                  3.38        04/15/2032      9,145,128

                                                                                                    18,618,566
                                                                                                   -----------

US TREASURY NOTES: 3.25%
  16,000,000  US Treasury Note<<                                         3.50        02/15/2018     15,288,752
  10,000,000  US Treasury Note<<                                         3.88        05/15/2018      9,860,120

                                                                                                    25,148,872
                                                                                                   -----------

TOTAL US TREASURY SECURITIES (COST $ 43,594,538)                                                    43,767,438
                                                                                                   -----------


   SHARES
COLLATERAL FOR SECURITIES LENDING:12.37%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.96%
   1,851,158  BlackRock Temporary #24 Money Market Fund                                              1,851,158
   1,851,158  Daily Assets Fund Institutional                                                        1,851,158
   1,851,158  Dreyfus Cash Management Fund                                                           1,851,158
   1,851,158  Short-Term Investment Company Money Market Fund                                        1,851,158

                                                                                                     7,404,632
                                                                                                   -----------

 PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS: 11.41%
$    711,984  Alpine Securitization Corporation++                        2.66        06/03/2008        711,826
   1,032,377  Amstel Funding Corporation++                               2.65        06/05/2008      1,031,997
     711,984  Amstel Funding Corporation++                               2.48        06/19/2008        711,052
     622,986  Amsterdam Funding Corporation++                            2.67        06/05/2008        622,755
      93,270  Apreco LLC++                                               2.65        06/16/2008         93,160
     605,186  Aspen Funding Corporation++                                2.47        06/02/2008        605,103
     711,984  Aspen Funding Corporation++                                2.63        06/09/2008        711,516
   1,601,964  Atlantic Asset Securitization Corporation++                2.40        06/02/2008      1,601,750
     711,984  Atlantic Asset Securitization Corporation++                2.47        06/13/2008        711,349
  11,569,737  Barclays Repurchase Agreement - 102%
              Collateralized by Mortgage-Backed
              Securities (Maturity Value $11,571,955)                    2.30        06/02/2008     11,569,737

148 Wells Fargo Advantage Master Portfolios          Portfolio of Investments--May 31, 2008

MANAGED FIXED INCOME PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                 INTEREST RATE   MATURITY DATE     VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   703,084  Barclays US Funding LLC                                            2.45%        06/05/2008    $   702,845
  1,779,960  BASF Finance Europe NV(+/-)++                                      2.81         10/17/2008      1,778,633
    711,984  Belmont Funding LLC++                                              2.70         06/17/2008        711,076
    622,986  BNP Paribas                                                        2.60         06/02/2008        622,896
    355,992  Bryant Bank Funding LLC++                                          2.65         06/05/2008        355,861
    355,992  Bryant Bank Funding LLC++                                          2.48         06/11/2008        355,722
    355,992  Bryant Bank Funding LLC++                                          2.49         06/30/2008        355,256
    711,984  Cafco LLC                                                          2.55         06/06/2008        711,681
    355,992  Cancara Asset Securitization Limited++                             2.47         06/27/2008        355,332
    711,984  CBA (Delaware) Finance Incorporated                                2.35         06/13/2008        711,380
    348,302  Chariot Funding LLC++                                              2.48         06/10/2008        348,063
    836,581  Charta LLC++                                                       2.65         06/05/2008        836,273
    827,958  Cheyne Finance LLC(+/-)(i)++\\(a)                                  6.40         02/25/2008        596,130
    307,933  Ciesco LLC++                                                       2.45         06/05/2008        307,828
    711,984  Ciesco LLC++                                                       2.46         06/20/2008        711,011
    711,984  Clipper Receivables Corporation++                                  2.63         06/11/2008        711,412
    622,986  CRC Funding LLC++                                                  2.65         06/03/2008        622,848
    711,984  CRC Funding LLC++                                                  2.48         06/25/2008        710,758
  4,805,891  Credit Suisse First Boston Repurchase
             Agreement - 102% Collateralized by
             Mortgage-Backed Securities (Maturity Value $4,806,884)             2.48         06/02/2008      4,805,891
  1,922,356  Danske Bank AS                                                     2.45         06/02/2008      1,922,356
  1,922,356  Danske Bank AS                                                     2.50         06/02/2008      1,922,356
  1,922,356  Danske Bank AS                                                     2.53         06/03/2008      1,922,356
  1,922,356  Deutsche Bank Repurchase Agreement - 102%
             Collateralized by   Money Market
             Securities (Maturity Value $1,922,748)                             2.45         06/02/2008      1,922,356
  3,915,911  Deutsche Bank Repurchase Agreement - 102% Collateralized by
             Mortgage-Backed Securities (Maturity Value $ 3,916,678)            2.35         06/02/2008      3,915,911
    533,988  Ebbets Funding LLC++                                               2.70         06/10/2008        533,587
    711,984  Enterprise Funding LLC++                                           2.70         06/02/2008        711,877
    711,984  Enterprise Funding LLC++                                           2.47         06/19/2008        711,056
  1,067,976  Erasmus Capital Corporation++                                      2.47         06/02/2008      1,067,829
    145,387  Erasmus Capital Corporation++                                      2.55         06/06/2008        145,325
    143,678  Erasmus Capital Corporation++                                      2.60         06/10/2008        143,575
    711,984  Eureka Securitization Incorporated++                               2.47         06/06/2008        711,691
    729,783  Fairway Finance Corporation++                                      2.43         06/11/2008        729,242
    533,988  Falcon Asset Securitization Corporation++                          2.47         06/02/2008        533,915
    711,984  Falcon Asset Securitization Corporation++                          2.41         06/24/2008        710,840
    662,145  Fortis Bank NY                                                     2.50         06/05/2008        662,145
    756,483  Gemini Securitization Incorporated++                               2.73         06/03/2008        756,311
    711,984  Gemini Securitization Incorporated++                               2.53         06/20/2008        710,983
    569,587  General Electric Capital Assurance
             Company(+/-)                                                       2.59         06/16/2008        569,587
    541,998  Govco Incorporated++                                               2.65         06/04/2008        541,838
    889,980  Grampian Funding Limited++                                         2.40         06/03/2008        889,802
    711,984  Grampian Funding Limited++                                         2.55         06/23/2008        710,824
  1,245,972  ING (USA) Annuity & Life Insurance Company(+/-)(i)                 2.59         10/16/2008      1,245,972
    488,884  Jupiter Securitization Corporation++                               2.45         06/03/2008        488,784
    355,992  Jupiter Securitization Corporation++                               2.60         06/04/2008        355,889
    711,984  Jupiter Securitization Corporation++                               2.47         06/05/2008        711,740
    711,984  Kitty Hawk Funding Corporation++                                   2.45         06/12/2008        711,402
    533,988  Liberty Street Funding Corporation++                               2.50         06/02/2008        533,914
    231,395  Liberty Street Funding Corporation++                               2.75         06/05/2008        231,306
    462,789  Liberty Street Funding Corporation++                               2.59         06/13/2008        462,357
    889,980  Mazarin Funding Corporation(+/-)++                                 2.45         08/04/2008        887,796
    889,980  MetLife Global Funding I(+/-)++                                    2.43         10/21/2008        889,834
    711,984  Mont Blanc Capital Corporation++                                   2.49         06/23/2008        710,851
    547,338  Morgan Stanley(+/-)                                                2.64         10/15/2008        547,016

Portfolio of Investments--May 31, 2008                     Wells Fargo Advantage Master Portfolios 149

MANAGED FIXED INCOME PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                 INTEREST RATE   MATURITY DATE    VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   889,980  Natexis Banques Populaires(+/-)++                                  2.74%        09/08/2008    $     886,580
    356,739  Nieuw Amsterdam Receivables Corporation++                          2.55         06/04/2008          356,638
    355,992  Nieuw Amsterdam Receivables Corporation++                          2.45         06/25/2008          355,386
    857,513  Old Line Funding Corporation++                                     2.58         06/09/2008          856,962
    711,984  Park Avenue Receivable Corporation++                               2.42         06/27/2008          710,692
    640,785  Picaros Funding LLC++                                              2.65         06/05/2008          640,550
    633,666  Premium Asset Trust(+/-)++(i)                                      2.87         07/15/2008          633,200
    711,984  Ranger Funding Corporation++                                       2.55         06/04/2008          711,782
    304,159  RBS Citizen (Grand Cayman) NA                                      2.19         06/02/2008          304,159
    706,502  Regency Markets #1 LLC++                                           2.48         06/17/2008          705,674
    765,383  Royal Bank of Scotland plc                                         2.43         06/09/2008          764,918
    711,984  Scaldis Capital Limited++                                          2.50         06/26/2008          710,698
    711,984  Sheffield Receivables Corporation++                                2.55         06/04/2008          711,782
    711,984  Sheffield Receivables Corporation++                                2.50         06/16/2008          711,193
    703,084  Societe Generale North America Incorporated                        2.61         06/06/2008          702,778
    711,984  Solitaire Funding LLC++                                            2.50         06/12/2008          711,390
  1,423,968  Stanfield Victoria Funding LLC(+/-)(i)++\\(a)                      5.73         04/03/2008        1,167,653
    231,395  Surrey Funding Corporation                                         3.00         06/02/2008          231,356
    599,846  Surrey Funding Corporation++                                       2.92         06/03/2008          599,700
    249,194  Surrey Funding Corporation++                                       2.65         06/09/2008          249,029
    711,984  Thames Asset Global Securitization #1 Incorporated                 2.57         06/16/2008          711,171
    711,984  Thunder Bay Funding Incorporated++                                 2.50         06/27/2008          710,649
    711,984  Ticonderoga Funding Limited++                                      2.40         06/17/2008          711,177
  3,559,919  Transamerica Occidental Life Insurance(+/-)(i)                     2.58         10/31/2008        3,559,919
    711,984  Tulip Funding Corporation++                                        2.45         06/25/2008          710,772
    889,980  UniCredito Italiano Bank (Ireland) Series LIB(+/-)++               2.65         10/08/2008          889,647
    427,190  Versailles CDS LLC++                                               3.00         06/03/2008          427,083
    177,996  Versailles CDS LLC++                                               2.85         06/05/2008          177,925
    889,980  Victoria Finance LLC(+/-)(i)++\\(a)                                5.56         05/02/2008          729,783
    889,980  Victoria Finance LLC(+/-)(i)++\\(a)                                2.55         08/07/2008          729,783
    711,984  Windmill Funding Corporation++                                     2.50         06/16/2008          711,193
    314,839  Yorktown Capital LLC++                                             2.43         06/17/2008          314,478
    355,992  Yorktown Capital LLC++                                             2.53         06/19/2008          355,515

                                                                                                              88,364,979
                                                                                                           -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $ 96,789,330)                                                   95,769,611
                                                                                                           -------------

  SHARES
SHORT-TERM INVESTMENTS: 7.63%
 59,119,590  Wells Fargo Advantage Money Market Trust>+++                                                     59,119,590
                                                                                                           -------------

TOTAL SHORT-TERM INVESTMENTS (COST $ 59,119,590)                                                              59,119,590
                                                                                                           -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $937,301,951)*                                                                             118.01%   $ 913,779,259

Other Assets and Liabilities, Net                                                                (18.01)    (139,468,750)
                                                                                                -------    -------------

TOTAL NET ASSETS                                                                                 100.00%   $ 774,310,509
                                                                                                -------    -------------

150 Wells Fargo Advantage Master Portfolios          Portfolio of Investments--May 31, 2008

MANAGED FIXED INCOME PORTFOLIO

<<      All or a portion of this security is on loan. (See Note 2)

(+/-)   Variable rate investments.

%%      Securities issued on a when-issued (TBA) basis. (See Note 2)

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(i)     Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

@       Foreign bond principal is denominated in US dollars.

Section These securities are subject to a demand feature which reduces the effective maturity.

+       Non-income earning securities.

\       Zero coupon bond. Interest rate presented is yield to maturity.

& U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

\\ This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

> This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the Fund with a cost of $59,119,590.

* Cost for federal income tax purposes is $937,256,225 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $    8,177,424
Gross unrealized depreciation                   (31,654,390)
                                             --------------
Net unrealized appreciation (depreciation)   $  (23,476,966)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--May 31, 2008                     Wells Fargo Advantage Master Portfolios 151

STABLE INCOME PORTFOLIO

 PRINCIPAL   SECURITY NAME                                                 INTEREST RATE   MATURITY DATE       VALUE
AGENCY SECURITIES: 22.96%

FEDERAL AGENCY & GOVERNMENT: 0.10%

$    77,660  SBA #501224(+/-)                                                   6.50%       06/25/2015     $      78,633
     14,079  SBA #502966(+/-)                                                   6.48        05/25/2015            14,422
     96,475  SBA #503405(+/-)                                                   5.63        05/25/2016           100,549
    289,033  SBA #503611(+/-)                                                   5.13        12/25/2021           302,318

                                                                                                                 495,922
                                                                                                           -------------

FEDERAL HOME LOAN MORTGAGE CORPORATION: 5.51%
  6,000,000  FHLMC #1B4052                                                      4.63        04/01/2038         6,028,219
  4,272,918  FHLMC #1G0052(+/-)                                                 4.79        02/01/2035         4,307,294
    116,577  FHLMC #786614(+/-)                                                 6.16        08/01/2025           118,473
     80,256  FHLMC #845151(+/-)                                                 6.88        06/01/2022            80,541
     13,066  FHLMC #846367(+/-)                                                 6.77        04/01/2029            13,149
  3,275,792  FHLMC #E02227<<                                                    6.00        11/01/2021         3,365,129
    986,407  FHLMC #E90573                                                      6.00        07/01/2017         1,013,013
  4,554,008  FHLMC #G11693                                                      5.00        05/15/2020         4,584,177
  7,266,103  FHLMC #G11696<<                                                    5.50        05/15/2020         7,345,260
  1,280,794  FHLMC #G90030                                                      7.50        07/17/2017         1,333,283

                                                                                                              28,188,538
                                                                                                           -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 17.35%
    157,824  FNMA #155506(+/-)                                                  5.06        04/01/2022           159,165
    364,654  FNMA #190815(+/-)                                                  4.01        07/01/2017           356,730
    144,177  FNMA #253482                                                       8.50        10/01/2030           155,782
  2,033,042  FNMA #289517(+/-)                                                  5.22        04/01/2034         2,038,079
  4,748,345  FNMA #295541(+/-)<<                                                5.34        10/01/2032         4,753,415
     42,152  FNMA #318464(+/-)                                                  6.88        04/01/2025            42,710
     55,244  FNMA #331866(+/-)                                                  5.80        12/01/2025            55,949
  2,697,207  FNMA #420263(+/-)                                                  5.22        10/01/2024         2,719,454
  2,345,669  FNMA #420264(+/-)                                                  5.22        07/01/2034         2,365,017
  1,025,643  FNMA #460223                                                       5.95        01/01/2009         1,029,797
  3,784,608  FNMA #462209(+/-)<<                                                5.90        04/01/2036         3,832,863
     24,526  FNMA #46698(+/-)                                                   5.80        12/01/2015            24,571
    953,532  FNMA #545643                                                       6.17        12/01/2008           951,155
  1,283,387  FNMA #545927                                                       6.50        12/01/2015         1,332,800
  2,079,980  FNMA #631367                                                       5.50        02/01/2017         2,104,590
  2,587,535  FNMA #686043(+/-)                                                  4.44        07/01/2033         2,629,601
  1,381,545  FNMA #693015(+/-)                                                  3.96        06/01/2033         1,389,585
  5,932,187  FNMA #725802                                                       4.44        08/01/2034         6,007,417
    925,349  FNMA #732003(+/-)                                                  4.40        09/01/2033           929,303
  2,280,371  FNMA #734329(+/-)                                                  4.20        06/01/2033         2,321,519
  2,089,805  FNMA #735572                                                       5.00        04/01/2014         2,100,887
  3,575,483  FNMA #735977(+/-)<<                                                4.68        08/01/2035         3,608,963
  3,196,041  FNMA #739757(+/-)<<                                                3.99        08/01/2033         3,248,089
  2,652,993  FNMA #741447(+/-)                                                  3.93        10/01/2033         2,665,059
  2,276,207  FNMA #741454(+/-)                                                  4.16        10/01/2033         2,296,832
  3,813,281  FNMA #745649(+/-)<<                                                4.55        11/01/2035         3,839,776
  2,153,529  FNMA #750805(+/-)                                                  4.70        11/25/2033         2,211,025
  2,618,920  FNMA #764265(+/-)                                                  4.21        05/01/2034         2,680,611
  1,156,161  FNMA #783249(+/-)                                                  5.28        04/01/2044         1,156,808
  4,198,771  FNMA #783251(+/-)<<                                                5.28        04/01/2044         4,198,558
  7,464,241  FNMA #789463(+/-)<<                                                4.36        06/01/2034         7,520,522
  1,548,551  FNMA #806504(+/-)                                                  5.28        10/01/2034         1,550,363
  1,648,777  FNMA #806505(+/-)                                                  5.28        10/01/2044         1,652,721
  3,808,526  FNMA #826179(+/-)<<                                                4.69        07/01/2035         3,849,388
  3,400,086  FNMA #834933(+/-)<<                                                5.04        07/01/2035         3,438,512

152 Wells Fargo Advantage Master Portfolios          Portfolio of Investments--May 31, 2008

STABLE INCOME PORTFOLIO

  PRINCIPAL  SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$ 2,389,901  FNMA #849014(+/-)                                                             5.52%       01/01/2036    $   2,431,269
  1,250,000  FNMA #874245                                                                  5.48        01/01/2011        1,265,560
  3,800,118  FNMA #936591(+/-)<<                                                           5.70        04/01/2037        3,863,119

                                                                                                                        88,777,564
                                                                                                                     -------------

TOTAL AGENCY SECURITIES (COST $ 116,497,686)                                                                           117,462,024
                                                                                                                     -------------

ASSET BACKED SECURITIES: 21.01%

    108,109  Asset Backed Securities Corporation Home Equity Series 2001-HE2 Class
             A1(+/-)                                                                       3.03        06/15/2031          102,315
  4,300,000  Bank of America Securities Auto Trust Series 2006-G1 Class A4                 5.17        12/20/2010        4,348,833
  3,000,000  Bank One Issuance Trust Series 2003-B3 Class B3(+/-)                          2.83        05/16/2011        2,997,060
  3,000,000  Caterpillar Financial Asset Trust Series 2007-A Class A3B(+/-)                2.86        06/25/2012        2,949,482
  2,000,000  Caterpillar Financial Asset Trust Series 2008-A Class A2B(+/-)                4.03        12/27/2010        2,000,755
  3,000,000  Chase Issuance Trust Series 2005-A8 Class A8(+/-)                             2.55        10/15/2012        2,953,415
    667,432  Chase Manhattan Auto Owner Trust Series 2005-A Class A3                       3.87        06/15/2009          667,812
  3,000,000  Citibank Credit Card Issuance Trust Series 2005-B1 Class B1                   4.40        09/15/2008        3,006,188
  8,000,000  College Loan Corporation Trust Series 2006-1 Class AIO(c)(i)                 10.00        07/25/2008          121,600
  2,850,000  College Loan Corporation Trust Series 2006-A Class A3(+/-)                    3.01        10/25/2025        2,753,306
  1,170,916  Countrywide Asset Backed Certificates Series 2003-BC1 Class A1(+/-)           3.19        03/25/2033          972,368
    208,801  Countrywide Asset Backed Certificates Series 2003-SD2 Class A1(+/-)++         2.89        09/25/2032          186,534
    663,419  Countrywide Asset Backed Certificates Series 2004-SD2 Class A1(+/-)++         3.27        11/25/2033          577,770
    915,665  Countrywide Asset Backed Certificates Series 2006-SD2 Class 1A1(+/-)++        2.74        11/25/2036          689,181
    334,883  Countrywide Home Equity Loan Trust Series 2002-G Class A(+/-)                 2.88        12/15/2028          236,597
  2,007,384  Countrywide Home Equity Loan Trust Series 2005-M Class A1(+/-)(i)             2.75        02/15/2035        1,516,141
  2,379,460  Fifth Third Home Equity Loan Trust Series 2003-1 Class A(+/-)                 2.73        09/20/2023        1,467,409
    230,073  First Horizon ABS Trust Series 2004-HE1 Class A(+/-)                          3.11        01/25/2024          121,248
    904,833  First Horizon ABS Trust Series 2004-HE3 Class A(+/-)                          3.19        10/25/2034          454,793
  1,392,771  First Horizon ABS Trust Series 2006-HE1 Class A(+/-)(i)                       3.06        10/25/2034          772,893
  3,532,818  First Horizon ABS Trust Series 2007-HE1 Class A(+/-)(i)                       2.52        09/25/2029        2,989,361
  1,740,075  Fleet Home Equity Loan Trust Series 2003-1 Class A(+/-)                       3.05        01/20/2033        1,224,307
  4,000,000  GCO Education Loan Funding Trust Series 2007-1A Class A4L(+/-)++              3.11        05/26/2020        3,962,800
  4,000,000  GE Corporate Aircraft Financing LLC Series 2005-1A Class A3(+/-)++            2.65        08/26/2019        3,916,000
    762,430  GE Equipment Small Ticket LLC Series 2005-1A Class A3++                       4.38        07/22/2009          764,273
     61,346  Golden Securities Corporation Series 2003-A Class A1(+/-)++                   3.13        12/02/2013           61,438
    406,874  Greenpoint Home Equity Loan Trust Series 2004-1 Class A(+/-)                  2.85        07/25/2029          350,195
    200,073  Greenpoint Home Equity Loan Trust Series 2004-3 Class A(+/-)                  2.97        03/15/2035          161,840
  1,353,664  GS Auto Loan Trust Series 2005-1 Class A3                                     4.45        05/17/2010        1,357,572
  2,488,393  GSAMP Trust Series 2005-SEA2 Class A1(+/-)                                    3.25        01/25/2045        2,211,531
  1,270,877  GSAMP Trust Series 2006-SD2 Class A1(+/-)(i)++                                2.50        05/25/2046        1,226,000
  1,990,397  HFC Home Equity Loan Asset Backed Certificates Series 2005-2
             Class A1(+/-)                                                                 2.75        01/20/2035        1,799,397
  3,293,849  Household Home Equity Loan Trust Series 2006-1 Class A1(+/-)                  2.64        01/20/2036        3,164,790
  2,500,000  Hyundai Auto Receivables Trust Series 2007-A Class A4                         5.21        03/17/2014        2,471,406
  2,000,000  KeyCorp Student Loan Trust Series 2006-A Class 2A2(+/-)                       4.94        06/27/2025        1,793,395
    103,661  Lehman Asset Backed Securities Corporation Series 2004-2 Class A(+/-)         2.83        12/25/2033           86,044
  1,561,488  Mellon Residential Funding Corporation Series 1999-TBC3 Class A2(+/-)         3.47        10/20/2029        1,502,878
    923,501  Mellon Residential Funding Corporation Series 2001-TBC1 Class A1(+/-)         2.86        11/15/2031          831,663
  2,500,000  Merrill Auto Trust Securitization Series 2007-1 Class A3(+/-)                 2.77        03/15/2011        2,476,799
    365,667  Morgan Stanley Dean Witter & Company Corporation Heloc Trust Series
             2003-2 Class A(+/-)                                                           2.65        04/25/2016          308,311
  3,959,580  Mortgage Equity Conversion Asset Trust Series 2007-FF1 Class A(+/-)++         2.26        02/25/2042        3,733,884
  4,935,466  Mortgage Equity Conversion Asset Trust Series 2007-FF2 Class A(+/-)++         2.57        02/25/2042        4,654,145
  3,750,001  National Collegiate Student Loan Trust Series 2006-2 Class AIO(c)(i)          6.00        08/25/2011          599,250
    663,710  Navistar Financial Corporation Owner Trust Series 2005-A Class A3             4.22        02/15/2010          664,467
  3,125,000  Nissan Auto Lease Trust Series 2006-A Class A3                                5.11        03/15/2010        3,149,176
  1,804,154  Renaissance Home Equity Loan Trust Series 2003-3 Class A(+/-)                 2.89        12/25/2033        1,496,997
  2,156,311  Residential Asset Securities Corporation Series 2002-KS8 Class A6             4.86        12/25/2032        1,813,709

Portfolio of Investments--May 31, 2008                    Wells Fargo Advantage Master Portfolios  153

STABLE INCOME PORTFOLIO

 PRINCIPAL     SECURITY NAME                                                      INTEREST RATE   MATURITY DATE         VALUE
ASSET BACKED SECURITIES (continued)
$   3,000,000  Riverview HECM Trust Series 2007-1 Class A(+/-)++                       2.47%       06/25/2037     $   2,701,500
    1,232,379  SASC Series 2006-GEL3 Class A1(+/-)++                                   2.51        07/25/2036         1,215,674
    1,673,396  SBI Heloc Trust Series 2005-HE1 Class 1A(+/-)++                         2.58        11/25/2035         1,405,289
    1,500,000  SLC Student Loan Trust Series 2006-A Class A(+/-)                       4.33        04/16/2018         1,397,345
    2,500,000  SLM Student Loan Trust Series 2006-C Class A2(+/-)                      5.04        09/15/2020         2,381,298
    1,027,552  SSB RV Trust Series 2001-1 Class A5                                     6.30        04/15/2016         1,030,214
      368,958  Triad Auto Receivables Owner Trust Series 2006-B Class A3               5.41        08/12/2011           368,373
    2,500,000  Turquoise Card Backed Securities plc Series 2006-1A Class B(+/-)++      2.67        05/16/2011         2,426,953
    3,000,000  Turquoise Card Backed Securities plc Series 2007-1 Class A(+/-)         2.55        06/15/2012         2,916,093
    3,000,000  US Education Loan Trust LLC Series 2007-1A Class A2(+/-)++              5.41        09/01/2019         2,964,843
    1,188,623  USXL Funding LLC Series 2006-1A Class A++                               5.38        04/15/2014         1,107,753
       90,888  Wachovia Asset Securitization Incorporated Series 2002-HE2
               Class A(+/-)                                                            2.82        12/25/2032            73,559
      709,433  Wachovia Asset Securitization Incorporated Series 2003-HE2
               Class All1(+/-)                                                         2.65        07/02/2018           553,432
      890,033  Wachovia Asset Securitization Incorporated Series 2004-HE1
               Class A(+/-)                                                            2.61        06/25/2034           803,997
    3,715,049  Wachovia Asset Securitization Incorporated Series 2007-HE2A
               Class A(+/-)(i)++                                                       2.52        07/25/2037         2,632,112
      460,582  Wachovia Auto Owner Trust Series 2005-B Class A3                        4.79        04/20/2010           461,240
    2,500,000  Washington Mutual Master Note Trust Series 2007-A2 Class A2(+/-)++      2.54        05/15/2014         2,388,324
    3,000,000  World Omni Auto Receivables Trust Series 2007-B Class A4                5.39        05/15/2013         2,992,337

TOTAL ASSET BACKED SECURITIES (COST $116,945,161)                                                                   107,487,664
                                                                                                                  -------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 26.20%
    2,582,477  Adjustable Rate Mortgage Trust Series 2007-2 Class 2A1(+/-)(i)          2.60        06/25/2037         2,025,510
    2,624,526  Bank of America Commercial Mortgage Incorporated Series 2005-1
               Class A3                                                                4.88        11/10/2042         2,624,142
       60,027  Bank of America Mortgage Securities Series 2002-G Class 2A1(+/-)        6.58        07/20/2032            58,765
      402,475  Bank of America Mortgage Securities Series 2003-A Class 2A2(+/-)        6.86        02/25/2033           401,418
    1,755,000  Bear Stearns Commercial Mortgage Securities Series 2005-PWR9
               Class A2                                                                4.74        09/11/2042         1,751,028
    1,142,338  Countrywide Alternative Loan Trust Series 2005-14 Class 2A1(+/-)        2.60        05/25/2035           932,860
    1,688,515  Countrywide Alternative Loan Trust Series 2005-24 Class 2A1B(+/-)       5.10        07/20/2035           870,361
      930,253  Countrywide Alternative Loan Trust Series 2005-27 Class 3A1(+/-)        5.30        06/30/2035           775,087
    4,122,717  Countrywide Alternative Loan Trust Series 2006-0A10 Class 1A1(+/-)      5.04        08/25/2046         3,168,832
    3,269,198  Countrywide Alternative Loan Trust Series 2007-0A3 Class 1A1(+/-)(i)    2.53        04/25/2047         2,541,600
    1,774,458  Countrywide Home Loans Series 2004-25 Class 1A3                         5.23        04/25/2025         1,512,466
    1,624,193  Countrywide Home Loans Series 2004-29 Class 2A1                         5.65        12/29/2034         1,323,317
    2,830,576  Countrywide Home Loans Series 2004-R1 Class 1AF(+/-)++                  2.79        11/25/2034         2,811,285
    1,715,979  CPS Auto Trust Series 2006-A Class A3++                                 5.24        10/15/2010         1,718,456
    2,000,000  Credit Suisse First Boston Mortgage Securities Corporation Series
               2001-CP4 Class A4                                                       6.18        12/15/2035         2,061,755
      285,160  Credit Suisse First Boston Mortgage Securities Corporation Series
               2002-AR17 Class 2A1(+/-)                                                7.12        12/19/2039           283,704
       97,512  Credit Suisse First Boston Mortgage Securities Corporation Series
               2003-AR2 Class 2A1(+/-)                                                 7.05        02/25/2033            98,676
      895,210  EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3(+/-)              3.46        09/25/2033           811,162
      132,271  FHLMC Structured Pass-Through Securities Series T-31 Class A7(+/-)      2.64        05/25/2031           106,227
      360,275  FHLMC Structured Pass-Through Securities Series T-35 Class A(+/-)       2.67        09/25/2031           355,680
    1,840,341  FHLMC Structured Pass-Through Securities Series T-54 Class 3A           7.00        02/25/2043         1,953,647
    2,091,004  FHLMC Structured Pass-Through Securities Series T-54 Class 4A(+/-)      5.99        02/25/2043         2,075,137
    3,314,650  FHLMC Structured Pass-Through Securities Series T-55 Class 1A2          7.00        03/25/2043         3,505,035
    2,626,478  FHLMC Structured Pass-Through Securities Series T-57 Class 1A2          7.00        07/25/2043         2,782,219
    3,111,385  FHLMC Structured Pass-Through Securities Series T-58 Class 4A           7.50        09/25/2043         3,286,400
    1,996,941  FHLMC Structured Pass-Through Securities Series T-63 Class 1A1(+/-)     5.53        02/25/2045         1,864,298
      178,841  Fifth Third Mortgage Loan Trust Series 2002-FTB1 Class 4A1(+/-)         6.51        11/19/2032           178,535
      115,638  First Plus Home Loan Trust Series 1997-3 Class A8                       7.55        11/10/2023           115,531
      618,922  FNMA Grantor Trust Series 2002-T12 Class A3                             7.50        05/25/2042           656,901
      322,533  FNMA Grantor Trust Series 2003-T4 Class 1A(+/-)                         2.50        09/26/2033           303,504
      767,236  FNMA Series 2002-90 Class A2                                            6.50        11/25/2042           798,434
    1,606,079  FNMA Series 2003-W4 Class 3A                                            7.00        10/25/2042         1,665,781
    1,713,421  FNMA Series 2004-W2 Class 2A2                                           7.00        02/25/2044         1,831,087
    3,601,352  FNMA Series 2007-88 Class HC(+/-)                                       5.24        09/25/2037         3,660,171
       40,905  FNMA Whole Loan Series 2001-W1 Class AV1(+/-)                           3.14        08/25/2031            40,506

154 Wells Fargo Advantage Master Portfolios          Portfolio of Investments--May 31, 2008

STABLE INCOME PORTFOLIO

  PRINCIPAL  SECURITY NAME                                                           INTEREST RATE   MATURITY DATE         VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$   735,716  FNMA Whole Loan Series 2002-W10 Class A6                                     7.50%       08/25/2042     $     791,914
    113,162  FNMA Whole Loan Series 2002-W12 Class AV1(+/-)                               3.26        02/25/2033           111,537
  2,893,627  GE Capital Commercial Mortgage Corporation Series 2005-C2 Class A2           4.71        05/10/2043         2,884,980
  3,000,000  GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A4(+/-)      5.05        07/10/2045         3,013,224
  2,958,224  GMAC Commercial Mortgage Securities Incorporated Series 2005-C1
             Class A2                                                                     4.47        05/10/2043         2,939,291
    430,684  GMAC Mortgage Corporation Loan Trust Series 2001-HE3 Class A2(+/-)           2.95        03/25/2027           252,063
  4,000,000  GMAC Mortgage Corporation Loan Trust Series 2005-HE3 Class A2(+/-)(i)        3.05        02/25/2036         3,927,304
  2,750,426  Greenpoint Mortgage Funding Trust Series 2006-AR1 Class A1A(+/-)(i)          2.68        02/25/2036         2,163,058
  5,000,000  Greenwich Capital Commercial Funding Corporation Series 2003-C2
             Class A2                                                                     4.02        01/05/2036         4,980,707
  6,705,069  GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF(+/-)++                     2.79        10/25/2034         6,275,233
  4,191,283  GSMPS Mortgage Loan Trust Series 2005-RP2 Class 1AF(+/-)++                   3.25        03/25/2035         3,821,712
  4,008,833  GSMPS Mortgage Loan Trust Series 2005-RP3 Class 1AF(+/-)++                   3.25        09/25/2035         3,418,044
  1,662,625  GSMPS Mortgage Loan Trust Series 2006-1 Class A1(+/-)(i)++                   2.69        03/25/2035         1,308,019
  1,635,248  Harborview Mortgage Loan Trust Series 2004-11 Class 3A2A(+/-)                3.14        01/19/2035         1,451,848
    654,301  INDYMAC Loan Trust Series 2005-L2 Class A1(+/-)(i)                           2.61        09/16/2035           397,528
  2,536,574  Lehman XS Trust Series 2007-5 Class P3(+/-)(i)                               6.45        05/25/2037         1,902,842
    866,851  Lehman XS Trust Series 2007-6W Class A3(+/-)(i)                              2.71        05/25/2037           482,229
    614,057  Merrill Lynch Mortgage Investors Incorporated Series 2003-A2
             Class 2A2(+/-)                                                               4.12        02/25/2033           616,992
  1,889,735  MLCC Mortgage Investors Incorporated Series 1999-A Class A(+/-)              2.89        03/15/2025         1,509,160
  1,107,197  MLCC Mortgage Investors Incorporated Series 2003-A Class 2A2(+/-)            3.48        03/25/2028         1,011,557
  1,092,100  MLCC Mortgage Investors Incorporated Series 2003-B Class A1(+/-)             3.24        04/25/2028           991,030
    839,712  MLCC Mortgage Investors Incorporated Series 2004-A Class A1(+/-)             3.13        04/25/2029           768,338
  1,629,278  Morgan Stanley Dean Witter Capital I Series 2003-HYB1 Class A3(+/-)          5.68        03/25/2033         1,603,897
  1,278,628  Morgan Stanley Dean Witter Credit Corporation Heloc Trust Series
             2003-1 Class A(+/-)                                                          2.66        11/25/2015         1,042,781
    449,289  NationsLink Funding Corporation Series 1999-SI Class D(+/-)                  7.56        11/10/2030           448,844
    450,204  Option One Mortgage Loan Trust Series 2003-1 Class A2(+/-)                   3.23        02/25/2033           404,116
    333,222  Residential Funding Mortgage Securities Incorporated Series
             2002-HS3 Class 2A(+/-)                                                       3.24        08/25/2032           126,122
    397,635  Residential Funding Mortgage Securities Incorporated Series
             2003-HS1 Class All(+/-)                                                      2.68        12/25/2032           291,539
    697,974  Residential Funding Mortgage Securities Incorporated Series
             2004-HS3 Class A(+/-)                                                        2.66        09/25/2029           478,790
  1,659,662  Sequoia Mortgage Trust Series 10 Class 1A(+/-)                               2.88        10/20/2027         1,587,665
    525,022  Sequoia Mortgage Trust Series 2003-2 Class A1(+/-)                           3.14        06/20/2033           503,546
  1,455,371  Sequoia Mortgage Trust Series 2003-8 Class A1(+/-)                           2.80        12/20/2033         1,379,718
    672,191  Sequoia Mortgage Trust Series 5 Class A(+/-)                                 2.85        10/19/2026           634,004
  4,109,193  Small Business Administration Participation Certificates
             Series 1999-20B Class 1                                                      5.95        02/01/2019         4,199,082
    160,709  Small Business Administration Participation Certificates
             Series 2000-10C Class 1                                                      7.88        05/01/2010           163,942
    662,842  Structured Asset Securities Corporation Series 2003-9A Class 2A1(+/-)        3.83        03/25/2033           634,881
  1,366,378  Structured Asset Securities Corporation Series 2004-NP2 Class A(+/-)++       5.67        11/30/2034         1,218,535
  1,418,363  Structured Asset Securities Corporation Series 2005-GEL4 Class A(+/-)        2.74        09/25/2025         1,111,311
  3,903,079  Structured Asset Securities Corporation Series 2006-RF3 Class 1A1++          6.00        11/25/2036         3,852,729
    835,605  Structured Asset Securities Corporation Series 2006-RM1
             Class A1(+/-)(i)++                                                           2.64        08/25/2046           672,996
  2,205,272  Structured Asset Securities Corporation Series 2007-RM1
             Class A1(+/-)(i)++                                                           3.18        05/25/2047         1,600,544
  2,500,000  Wachovia Bank Commercial Mortgage Trust Series 2005-C20
             Class A4(+/-)                                                                5.29        07/15/2042         2,518,745
    893,107  Washington Mutual Mortgage Pass-Through Certificates Series
             2003-AR1 Class A6(+/-)                                                       5.75        03/25/2033           890,054
  2,233,064  Washington Mutual Mortgage Pass-Through Certificates Series
             2005-AR1 Class A1A(+/-)                                                      2.71        01/25/2035         1,829,364
    895,440  Washington Mutual Mortgage Pass-Through Certificates Series
             2005-AR6 Class 2A1A(+/-)                                                     2.62        04/25/2035           739,844
  2,250,597  Washington Mutual Mortgage Pass-Through Certificates Series
             2005-C3 ClassA4(+/-)                                                         4.81        07/25/2047         1,475,491
  4,456,279  Washington Mutual Mortgage Pass-Through Certificates Series
             2006-AR11 Class 3A1A(+/-)                                                    5.00        09/25/2046         3,431,814
  1,843,405  Washington Mutual Mortgage Pass-Through Certificates Series
             2006-AR3 Class A1A(+/-)                                                      4.79        02/25/2046         1,421,193
  2,065,424  Washington Mutual Mortgage Pass-Through Certificates Series
             2006-AR4 Class DA(+/-)(i)                                                    5.05        06/25/2046         1,341,699
  3,220,295  Washington Mutual Mortgage Pass-Through Certificates Series
             2006-AR5 Class 5A(+/-)(i)                                                    5.07        06/25/2046         2,476,039

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $ 149,300,640)                                                         134,047,412
                                                                                                                     -------------
CORPORATE BONDS & NOTES: 6.61%

APPAREL & ACCESSORY STORES: 0.35%
  1,770,000  Federated Department Stores Incorporated                                     6.63        09/01/2008         1,773,890
                                                                                                                     -------------

Portfolio of Investments--May 31, 2008             Wells Fargo Advantage Master Portfolios 155

STABLE INCOME PORTFOLIO

 PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE       VALUE
COMMUNICATIONS: 0.24%
$  1,226,000   Time Warner Entertainment Company LP                                      7.25%     09/01/2008      $1,231,713
                                                                                                                -------------

DEPOSITORY INSTITUTIONS: 0.64%
   2,000,000   Roslyn Bancorp Incorporated                                               7.50      12/01/2008       2,034,582
   1,500,000   Sovereign Bank(+/-)                                                       4.38      08/01/2013       1,251,095

                                                                                                                    3,285,677
                                                                                                                -------------

ELECTRIC, GAS & SANITARY SERVICES: 0.75%
   1,700,000   Duke Energy Field Services LLC                                            7.88      08/16/2010       1,798,258
   2,000,000   Southwestern Public Service                                               6.20      03/01/2009       2,028,604

                                                                                                                    3,826,862
                                                                                                                -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 0.45%
   2,250,000   BAE Systems Holdings Incorporated++                                       4.75      08/15/2010       2,277,776
                                                                                                                -------------

FOOD & KINDRED PRODUCTS: 0.98%
   2,500,000   General Mills Incorporated(+/-)                                           3.04      01/22/2010       2,454,640
   2,500,000   PepsiAmericas Incorporated                                                6.38      05/01/2009       2,569,723

                                                                                                                    5,024,363
                                                                                                                -------------

GENERAL MERCHANDISE STORES: 0.38%
   2,000,000   CVS Caremark Corporation(+/-)                                             3.38      06/01/2010       1,955,846
                                                                                                                -------------

HOLDING & OTHER INVESTMENT OFFICES: 0.49%
   2,550,000   CPG Partners LP                                                           3.50      03/15/2009       2,519,698
                                                                                                                -------------

INSURANCE CARRIERS: 0.55%
   2,840,000   Hartford Life Global Fund(+/-)                                            2.97      09/15/2009       2,802,319
                                                                                                                -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.07%
     339,822   3M Employee Stock Ownership Plan Trust++                                  5.62      07/15/2009         346,462
                                                                                                                -------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.42%
   2,150,000   American Express Credit Corporation Series MTN(+/-)                       3.80      05/27/2010       2,153,990
                                                                                                                -------------

REAL ESTATE: 0.39%
   1,950,000   Duke-Weeks Realty                                                         7.75      11/15/2009       2,000,396
                                                                                                                -------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 0.49%
   2,500,000   ProLogis Trust                                                            5.25      11/15/2010       2,499,795
                                                                                                                -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.41%
   2,000,000   Western Financial Bank                                                    9.63      05/15/2012       2,093,690
                                                                                                                -------------

TOTAL CORPO RATE BONDS & NOTES (COST $34,040,353)                                                                  33,792,477
                                                                                                                -------------

FOREIGN CORPORATE BONDS: 0.78%
   3,970,000   SABMiller plc(+/-)++                                                      3.00      07/01/2009       3,980,294
                                                                                                                -------------

TOTAL FOREIGN CORPORATE BONDS@ (COST $4,002,868)                                                                    3,980,294
                                                                                                                -------------

LOAN PARTICIPATION: 0.58%
     675,795   United States Department of Agriculture Loan(+/-)                         5.34      10/15/2020         684,985
   1,012,025   United States Department of Agriculture Loan - PVT(+/-)                   3.61      06/25/2016       1,010,608
   1,292,056   United States Department of Agriculture Loan - PVT SBA
               GP Series D#66                                                            5.37      09/08/2019       1,271,254

TOTAL LOAN PARTICIPATION (COST $2,979,727)                                                                          2,966,847
                                                                                                                -------------

156 Wells Fargo Advantage Master Portfolios        Portfolio of Investments--May 31, 2008

STABLE INCOME PORTFOLIO

 PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES: 4.86%
 $ 4,700,000   Colorado Student Obligation Bond Authority Student Loan
               Revenue Series VIII-A2(+/-)Section                                        5.35%     12/01/2032   $   4,700,000

   2,000,000   Los Angeles CA USD Election of 2005 Series D Property
               Tax Revenue                                                               5.05      07/01/2008       2,002,780
   3,000,000   Mississippi Development Bank Special Obligation                           5.24      07/01/2011       3,014,940
   2,685,000   Ohio State HFA Mortgage Backed Series G
               (Housing Revenue, GNMA Insured)                                           5.57      09/01/2016       2,703,339
   3,450,000   Ohio State HFA Residential Series K (Housing Revenue)                     5.84      09/01/2016       3,462,213
   3,000,000   Oregon School Board Association Taxable Pension Deferred
               Interest Series A (Property Tax Revenue, FGIC Insured)\                   4.29      06/30/2010       2,746,290
   2,505,000   Pennsylvania HFA Series 94-C (Housing Revenue)                            6.04      10/01/2030       2,507,229
   3,735,000   South Carolina Housing Finance & Development Authority
               Mortgage Revenue Taxable Series C-3 (Housing Revenue,
               First Security Bank LOC)                                                  5.50      07/01/2026       3,696,754

TOTAL MUNICIPAL BONDS & NOTES (COST $24,754,209)                                                                   24,833,545
                                                                                                                -------------

      SHARES

COLLATERAL FOR SECURITIES LENDING: 10.14%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.78%
   1,002,936   BlackRock Temporary #24 Money Market Fund                                                            1,002,936
   1,002,936   Daily Assets Fund Institutional                                                                      1,002,936
   1,002,936   Dreyfus Cash Management Fund                                                                         1,002,936
   1,002,936   Short-Term Investment Company Money Market Fund                                                      1,002,936

                                                                                                                    4,011,744
                                                                                                                -------------

   PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS: 9.36%
$    385,745   Alpine Securitization Corporation++                                       2.66      06/03/2008         385,659
     559,330   Amstel Funding Corporation++                                              2.65      06/05/2008         559,124
     385,745   Amstel Funding Corporation++                                              2.48      06/19/2008         385,240
     337,526   Amsterdam Funding Corporation++                                           2.67      06/05/2008         337,401
      50,533   Apreco LLC++                                                              2.65      06/16/2008          50,473
     327,883   Aspen Funding Corporation++                                               2.47      06/02/2008         327,838
     385,745   Aspen Funding Corporation++                                               2.63      06/09/2008         385,491
     867,925   Atlantic Asset Securitization Corporation++                               2.40      06/02/2008         867,809
     385,745   Atlantic Asset Securitization Corporation++                               2.47      06/13/2008         385,400
   6,268,349   Barclays Repurchase Agreement - 102% Collateralized by
               Mortgage-Backed Securities (Maturity Value $ 6,269,550)                   2.30      06/02/2008       6,268,349
     380,923   Barclays US Funding LLC                                                   2.45      06/05/2008         380,793
     964,361   BASF Finance Europe NV(+/-)++                                             2.81      10/17/2008         963,643
     385,745   Belmont Funding LLC++                                                     2.70      06/17/2008         385,253
     337,526   BNP Paribas                                                               2.60      06/02/2008         337,478
     192,872   Bryant Bank Funding LLC++                                                 2.65      06/05/2008         192,801
     192,872   Bryant Bank Funding LLC++                                                 2.48      06/11/2008         192,726
     192,872   Bryant Bank Funding LLC++                                                 2.49      06/30/2008         192,474
     385,745   Cafco LLC                                                                 2.55      06/06/2008         385,581
     192,872   Cancara Asset Securitization Limited++                                    2.47      06/27/2008         192,515
     385,745   CBA (Delaware) Finance Incorporated                                       2.35      06/13/2008         385,417
     188,706   Chariot Funding LLC++                                                     2.48      06/10/2008         188,576
     453,250   Charta LLC++                                                              2.65      06/05/2008         453,083
     448,578   Cheyne Finance LLC(+/-)(i)++\\(a)                                         6.40      02/25/2008         322,976
     166,835   Ciesco LLC++                                                              2.45      06/05/2008         166,778
     385,745   Ciesco LLC++                                                              2.46      06/20/2008         385,217
     385,745   Clipper Receivables Corporation++                                         2.63      06/11/2008         385,435
     337,526   CRC Funding LLC++                                                         2.65      06/03/2008         337,452
     385,745   CRC Funding LLC++                                                         2.48      06/25/2008         385,080
   2,603,776   Credit Suisse First Boston Repurchase Agreement - 102%
               Collateralized by Mortgage-Backed Securities
               (Maturity Value $2,604,314)                                               2.48      06/02/2008       2,603,776

Portfolio of Investments--May 31, 2008             Wells Fargo Advantage Master Portfolios 157

STABLE INCOME PORTFOLIO

 PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$  1,041,510   Danske Bank AS                                                           2.45%      06/02/2008   $   1,041,510
   1,041,510   Danske Bank AS                                                            2.50      06/02/2008       1,041,510
   1,041,510   Danske Bank AS                                                            2.53      06/03/2008       1,041,510
   1,041,510   Deutsche Bank Repurchase Agreement - 102% Collateralized by
               Money Market Securities (Maturity Value $1,041,723)                       2.45      06/02/2008       1,041,510
   2,121,595   Deutsche Bank Repurchase Agreement - 102% Collateralized by
               Mortgage-Backed Securities (Maturity Value $2,122,010)                    2.35      06/02/2008       2,121,595
     289,308   Ebbets Funding LLC++                                                      2.70      06/10/2008         289,091
     385,745   Enterprise Funding LLC++                                                  2.70      06/02/2008         385,687
     385,745   Enterprise Funding LLC++                                                  2.47      06/19/2008         385,242
     578,617   Erasmus Capital Corporation++                                             2.47      06/02/2008         578,537
      78,769   Erasmus Capital Corporation++                                             2.55      06/06/2008          78,736
      77,843   Erasmus Capital Corporation++                                             2.60      06/10/2008          77,787
     385,745   Eureka Securitization Incorporated++                                      2.47      06/06/2008         385,586
     395,388   Fairway Finance Corporation++                                             2.43      06/11/2008         395,095
     289,308   Falcon Asset Securitization Corporation++                                 2.47      06/02/2008         289,269
     385,745   Falcon Asset Securitization Corporation++                                 2.41      06/24/2008         385,125
     358,742   Fortis Bank NY                                                            2.50      06/05/2008         358,742
     409,854   Gemini Securitization Incorporated++                                      2.73      06/03/2008         409,760
     385,745   Gemini Securitization Incorporated++                                      2.53      06/20/2008         385,202
     308,596   General Electric Capital Assurance Company(+/-)                           2.59      06/16/2008         308,596
     293,648   Govco Incorporated++                                                      2.65      06/04/2008         293,562
     482,181   Grampian Funding Limited++                                                2.40      06/03/2008         482,084
     385,745   Grampian Funding Limited++                                                2.55      06/23/2008         385,116
     675,053   ING (USA) Annuity & Life Insurance Company(+/-)(i)                        2.59      10/16/2008         675,053
     264,871   Jupiter Securitization Corporation++                                      2.45      06/03/2008         264,817
     192,872   Jupiter Securitization Corporation++                                      2.60      06/04/2008         192,817
     385,745   Jupiter Securitization Corporation++                                      2.47      06/05/2008         385,612
     385,745   Kitty Hawk Funding Corporation++                                          2.45      06/12/2008         385,430
     289,308   Liberty Street Funding Corporation++                                      2.50      06/02/2008         289,268
     125,367   Liberty Street Funding Corporation++                                      2.75      06/05/2008         125,319
     250,734   Liberty Street Funding Corporation++                                      2.59      06/13/2008         250,499
     482,181   Mazarin Funding Corporation(+/-)++                                        2.45      08/04/2008         480,997
     482,181   MetLife Global Funding I(+/-)++                                           2.43      10/21/2008         482,102
     385,745   Mont Blanc Capital Corporation++                                          2.49      06/23/2008         385,131
     296,541   Morgan Stanley(+/-)                                                       2.64      10/15/2008         296,367
     482,181   Natexis Banques Populaires(+/-)++                                         2.74      09/08/2008         480,339
     193,277   Nieuw Amsterdam Receivables Corporation++                                 2.55      06/04/2008         193,223
     192,872   Nieuw Amsterdam Receivables Corporation++                                 2.45      06/25/2008         192,544
     464,591   Old Line Funding Corporation++                                            2.58      06/09/2008         464,292
     385,745   Park Avenue Receivable Corporation++                                      2.42      06/27/2008         385,044
     347,170   Picaros Funding LLC++                                                     2.65      06/05/2008         347,042
     343,313   Premium Asset Trust(+/-)++(i)                                             2.87      07/15/2008         343,060
     385,745   Ranger Funding Corporation++                                              2.55      06/04/2008         385,635
     164,790   RBS Citizen (Grand Cayman) NA                                             2.19      06/02/2008         164,790
     382,774   Regency Markets #1 LLC++                                                  2.48      06/17/2008         382,326
     414,675   Royal Bank of Scotland plc                                                2.43      06/09/2008         414,423
     385,745   Scaldis Capital Limited++                                                 2.50      06/26/2008         385,048
     385,745   Sheffield Receivables Corporation++                                       2.55      06/04/2008         385,635
     385,745   Sheffield Receivables Corporation++                                       2.50      06/16/2008         385,316
     380,923   Societe Generale North America Incorporated                               2.61      06/06/2008         380,757
     385,745   Solitaire Funding LLC++                                                   2.50      06/12/2008         385,423
     771,489   Stanfield Victoria Funding LLC(+/-)(i)++\\(a)                             5.73      04/03/2008         632,621
     125,367   Surrey Funding Corporation                                                3.00      06/02/2008         125,346
     324,990   Surrey Funding Corporation++                                              2.92      06/03/2008         324,911
     135,011   Surrey Funding Corporation++                                              2.65      06/09/2008         134,921

158 Wells Fargo Advantage Master Portfolios        Portfolio of Investments--May 31, 2008

STABLE INCOME PORTFOLIO

 PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    385,745   Thames Asset Global Securitization #1 Incorporated                        2.57%     06/16/2008        $385,304
     385,745   Thunder Bay Funding Incorporated++                                        2.50      06/27/2008         385,021
     385,745   Ticonderoga Funding Limited++                                             2.40      06/17/2008         385,307
   1,928,723   Transamerica Occidental Life Insurance(+/-)(i)                            2.58      10/31/2008       1,928,723
     385,745   Tulip Funding Corporation++                                               2.45      06/25/2008         385,088
     482,181   UniCredito Italiano Bank (Ireland) Series LIB(+/-)++                      2.65      10/08/2008         482,000
     231,447   Versailles CDS LLC++                                                      3.00      06/03/2008         231,389
      96,436   Versailles CDS LLC++                                                      2.85      06/05/2008          96,398
     482,181   Victoria Finance LLC(+/-)(i)++/\(a)                                       5.56      05/02/2008         395,388
     482,181   Victoria Finance LLC(+/-)(i)++\(a)                                       2.55      08/07/2008         395,388
     385,745   Windmill Funding Corporation++                                            2.50      06/16/2008         385,316
     170,576   Yorktown Capital LLC++                                                    2.43      06/17/2008         170,381
     192,872   Yorktown Capital LLC++                                                    2.53      06/19/2008         192,615

                                                                                                                   47,875,116
                                                                                                                -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $ 52,697,177)                                                        51,886,860
                                                                                                                -------------

      SHARES

SHORT-TERM INVESTMENTS: 16.41%
  83,919,816   Wells Fargo Advantage Money Market Trust>+++                                                        83,919,816
                                                                                                                -------------

TOTAL SHORT-TERM INVESTMENTS (COST $83,919,816)                                                                    83,919,816
                                                                                                                -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $585,137,637)*                                                   109.55%                                  $ 560,376,939
Other Assets and Liabilities, Net                                       (9.55)                                    (48,827,455)
                                                                       ------                                   -------------
TOTAL NET ASSETS                                                       100.00%                                  $ 511,549,484
                                                                       ------                                   -------------

(+/-) Variable rate investments.

<<    All or a portion of this security is on loan. (See Note 2)

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(i)   Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

@     Foreign bond principal is denominated in US dollars.

Section. These securities are subject to a demand feature which reduces the effective maturity.

\     Zero coupon bond. Interest rate presented is yield to maturity.

/\ This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

> This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the Fund with a cost of $83,919,816.

* Cost for federal income tax purposes is $585,137,646 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                      $    2,265,177
Gross unrealized depreciation                         (27,025,884)
                                                   --------------
Net unrealized appreciation (depreciation)         $  (24,760,707)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--May 31, 2008                       Wells Fargo Advantage Master Portfolios 159

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                 INTEREST RATE    MATURITY DATE        VALUE
AGENCY SECURITIES: 42.29%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 6.84%
$    4,852,249    FHLMC #1B3391(+/-)<<                              5.74%          05/01/2037     $    4,976,011
       904,694    FHLMC #1B7339(+/-)                                6.23           05/01/2037            926,223
        19,819    FHLMC #1B7562(+/-)                                6.17           11/01/2037             20,225
     1,788,450    FHLMC #1G2254(+/-)                                6.39           10/01/2037          1,841,510
     2,336,578    FHLMC #1J0426(+/-)<<                              5.93           06/01/2037          2,392,198
     4,840,880    FHLMC #1J1389(+/-)<<                              6.68           11/01/2036          4,988,175
     2,333,334    FHLMC #1J1409(+/-)                                5.85           12/01/2036          2,386,495
     4,805,844    FHLMC #1J1465(+/-)<<                              5.87           01/01/2037          4,899,212
     3,315,327    FHLMC #1J1511(+/-)<<                              6.47           11/01/2036          3,395,737
     6,440,633    FHLMC #1J1578(+/-)<<                              6.02           04/01/2037          6,586,660
     5,800,181    FHLMC #1J1581(+/-)<<                              5.92           04/01/2037          5,928,899
     1,769,574    FHLMC #1J1614(+/-)                                5.87           05/01/2037          1,809,311
     1,439,047    FHLMC #1J1630(+/-)                                5.91           04/01/2037          1,471,491
     5,374,237    FHLMC #1J2842(+/-)<<                              6.15           09/01/2037          5,510,899
     6,548,813    FHLMC #1N0148(+/-)<<                              5.84           04/01/2036          6,720,293
       674,165    FHLMC #1N0166(+/-)                                6.35           06/01/2036            691,969
     3,808,612    FHLMC #1N0287(+/-)<<                              6.56           11/01/2036          3,926,179
       769,464    FHLMC #1N1424(+/-)                                6.41           04/01/2037            790,539
     2,451,915    FHLMC #1Q0251(+/-)<<                              6.30           04/01/2037          2,516,643
     1,899,684    FHLMC #E01279                                     5.50           01/01/2018          1,931,028
     4,830,309    FHLMC #E01497<<                                   5.50           11/01/2018          4,908,365
     1,119,719    FHLMC #E01539                                     5.50           12/01/2018          1,137,772
     5,998,782    FHLMC #G02455<<                                   5.50           10/01/2030          5,987,472
     2,071,778    FHLMC #G11594                                     5.50           08/01/2019          2,104,707
        58,374    FHLMC #G11653                                     5.50           12/01/2019             59,302
     5,162,209    FHLMC #G11658<<                                   5.50           01/01/2020          5,236,193
     3,510,335    FHLMC #G11786<<                                   5.00           10/01/2014          3,532,058
     3,461,438    FHLMC #G11850<<                                   5.50           07/01/2020          3,511,047
     4,307,476    FHLMC #G11940                                     5.50           05/01/2020          4,369,210
     3,265,322    FHLMC #G11944<<                                   5.50           07/01/2020          3,312,120
     4,081,064    FHLMC #G11983<<                                   5.50           01/01/2020          4,139,553
     1,471,074    FHLMC #G12258                                     6.00           08/01/2016          1,514,078
     2,920,566    FHLMC #G12474                                     5.50           01/01/2017          2,967,443
     3,819,550    FHLMC #G12827<<                                   5.50           02/01/2021          3,880,558
     2,944,044    FHLMC #G12888<<                                   5.50           07/01/2018          2,991,068
     1,455,000    FHLMC #G13169                                     5.50           06/01/2020          1,478,354
     3,621,270    FHLMC #G30391<<                                   4.50           04/01/2028          3,451,032
     1,337,703    FHLMC #J02372                                     5.50           05/01/2020          1,358,965
     1,294,311    FHLMC #J02373                                     5.50           05/01/2020          1,314,883
     1,804,563    FHLMC #J02376                                     6.00           05/01/2020          1,855,900
     1,350,037    FHLMC #J04514                                     5.50           03/01/2017          1,371,600

                                                                                                     124,191,377
                                                                                                  --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 31.84%
     2,522,009    FNMA #190129                                      6.00           11/01/2023          2,581,040
     6,299,982    FNMA #190337<<                                    5.00           07/01/2033          6,111,573
     3,697,841    FNMA #254758<<                                    4.50           06/01/2013          3,682,615
     7,432,031    FNMA #254949<<                                    5.00           11/01/2033          7,209,767
     1,426,796    FNMA #256559                                      5.50           01/01/2017          1,449,029
     1,256,136    FNMA #256646                                      5.50           03/01/2017          1,275,709
     4,373,675    FNMA #256682<<                                    5.50           04/01/2017          4,441,825
     5,013,646    FNMA #256719<<                                    5.50           05/01/2017          5,091,768
     4,104,566    FNMA #555592<<                                    5.50           07/01/2033          4,090,841
       188,782    FNMA #688017<<                                    5.50           03/01/2033            188,151

160 Wells Fargo Advantage Master Portfolios                  Portfolio of Investments--May 31, 2008

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                 INTEREST RATE    MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$    5,758,850    FNMA #694406<<                                    5.50%          03/01/2033     $    5,739,594
     1,388,019    FNMA #699613                                      5.50           06/01/2033          1,383,378
    13,806,767    FNMA #702005<<                                    5.50           05/01/2033         13,760,601
     1,326,043    FNMA #725068<<                                    5.50           01/01/2019          1,348,777
    12,668,562    FNMA #725610<<                                    5.50           07/01/2034         12,614,325
     6,129,534    FNMA #725611<<                                    5.50           06/01/2034          6,109,038
       583,376    FNMA #728720<<                                    5.00           07/01/2033            565,929
     7,374,890    FNMA #728877<<                                    5.00           08/01/2033          7,154,335
    10,217,115    FNMA #745121<<                                    5.50           12/01/2018         10,392,281
    11,075,757    FNMA #745314                                      4.00           05/01/2034         10,111,455
     3,190,924    FNMA #745526<<                                    6.00           05/01/2021          3,278,984
     5,029,351    FNMA #745899(+/-)<<                               5.94           10/01/2036          5,144,989
    12,824,161    FNMA #888091<<                                    5.50           12/01/2030         12,797,310
     5,834,858    FNMA #888202<<                                    5.50           02/01/2017          5,925,776
     5,737,198    FNMA #888307(+/-)                                 5.92           04/01/2037          5,863,860
     7,729,775    FNMA #888443(+/-)                                 5.89           06/01/2037          7,924,570
    10,966,274    FNMA #888828<<                                    5.00           10/01/2018         10,993,217
     1,826,927    FNMA #888911(+/-)                                 6.10           11/01/2037          1,867,329
     4,180,937    FNMA #888964<<                                    7.00           11/01/2037          4,397,660
    12,081,911    FNMA #889012<<                                    6.50           12/01/2037         12,393,247
    42,949,243    FNMA #889069<<                                    5.50           01/01/2021         43,685,582
     6,375,545    FNMA #889115<<                                    5.50           12/01/2019          6,486,842
    38,445,063    FNMA #889182<<                                    5.00           01/01/2021         38,479,449
     8,025,833    FNMA #889213<<                                    5.50           10/01/2020          8,160,923
     1,298,634    FNMA #889229(+/-)<<                               5.92           09/01/2036          1,324,231
    13,543,129    FNMA #889318<<                                    5.50           07/01/2020         13,775,318
    18,483,235    FNMA #889319<<                                    5.00           12/01/2019         18,499,767
     3,937,044    FNMA #889453<<                                    4.50           04/01/2028          3,753,192
     5,545,564    FNMA #889495<<                                    6.50           03/01/2038          5,723,403
     7,038,616    FNMA #889514<<                                    6.50           04/01/2038          7,313,558
     7,919,548    FNMA #889568                                      5.50           03/01/2020          8,127,436
     4,630,149    FNMA #895690(+/-)                                 6.29           05/01/2036          4,743,234
     1,874,023    FNMA #905597(+/-)                                 6.07           12/01/2036          1,916,010
     2,304,231    FNMA #905618(+/-)                                 6.10           12/01/2036          2,355,681
     1,330,916    FNMA #905629(+/-)                                 6.13           12/01/2036          1,360,829
     5,686,061    FNMA #906216(+/-)                                 5.95           01/01/2037          5,819,571
     1,554,074    FNMA #906403(+/-)                                 6.03           01/01/2037          1,588,350
     1,990,542    FNMA #906404(+/-)                                 5.95           01/01/2037          2,032,752
     1,318,124    FNMA #909569(+/-)                                 5.88           02/01/2037          1,343,407
     1,645,967    FNMA #914819(+/-)                                 5.98           04/01/2037          1,681,549
     1,121,902    FNMA #914820(+/-)                                 6.01           04/01/2037          1,147,086
     2,440,178    FNMA #917894(+/-)                                 5.78           05/01/2037          2,506,476
     3,222,760    FNMA #928939<<                                    7.00           12/01/2037          3,389,816
     1,488,773    FNMA #944357                                      6.00           06/01/2022          1,529,542
     3,548,020    FNMA #945032(+/-)<<                               5.77           08/01/2037          3,633,393
        98,984    FNMA #945657(+/-)                                 6.28           09/01/2037            101,760
     2,607,421    FNMA #949593                                      6.00           08/01/2022          2,678,823
     6,214,860    FNMA #965628                                      6.50           01/01/2038          6,375,009
    43,000,000    FNMA TBA%%                                        5.50           07/01/2020         43,362,834
    21,400,000    FNMA TBA%%                                        6.00           07/01/2021         21,914,927
    29,500,000    FNMA TBA%%                                        4.50           06/01/2023         28,697,954
    37,031,000    FNMA TBA%%                                        5.50           06/01/2023         37,424,454
    21,500,000    FNMA TBA%%                                        4.50           07/01/2023         20,875,167
    40,500,000    FNMA TBA%%                                        5.50           07/01/2033         40,107,636
    10,500,000    FNMA TBA%%                                        6.50           07/01/2036         10,795,313

                                                                                                     578,600,247
                                                                                                  --------------

Portfolio of Investments--May 31, 2008                       Wells Fargo Advantage Master Portfolios 161

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                 INTEREST RATE    MATURITY DATE        VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 3.61%
$    5,835,458    GNMA #781658<<                                    6.00%          10/15/2033     $    5,962,412
    10,056,212    GNMA #782044<<                                    6.50           12/15/2032         10,412,990
    49,500,000    GNMA TBA%%                                        5.50           07/01/2038         49,267,944

                                                                                                      65,643,346
                                                                                                  --------------

TOTAL AGENCY SECURITIES (COST $766,602,770)                                                          768,434,970
                                                                                                  --------------
ASSET BACKED SECURITIES: 10.83%
     3,908,000    AmeriCredit Prime Automobile
                  Receivables Trust Series 2007-1
                  Class A3                                          5.27           10/08/2009          3,918,178
     2,043,000    Capital Auto Receivables Asset Trust
                  Series 2007-1 Class A3A                           5.00           04/15/2011          2,061,875
     2,265,000    Capital Auto Receivables Asset Trust
                  Series 2007-4A Class A4                           5.30           12/15/2011          2,255,027
    11,091,000    Capital One Multi-Asset Execution
                  Trust Series 2006-A11 Class A11(+/-)              2.60           06/17/2019         10,036,174
    34,215,000    Capital One Multi-Asset Execution
                  Trust Series 2008-A3 Class A3                     5.05           02/16/2016         33,531,247
     5,268,000    Capital One Multi-Asset Execution
                  Trust Series 2008-A5 Class A5                     4.85           02/18/2014          5,301,846
    14,691,000    Chase Issuance Trust Series 2008-A4
                  Class A4                                          4.65           03/15/2015         14,408,795
     2,737,000    Citibank Credit Card Issuance Trust
                  Series 2007-A8 Class A8                           5.65           09/20/2019          2,677,447
     3,620,000    Citibank Credit Card Issuance Trust
                  Series 2008-A1 Class A1                           5.35           02/07/2020          3,448,323
     2,337,000    Citicorp Residential Mortgage
                  Securities Incorporated Series
                  2006-1 Class A2                                   5.68           07/25/2036          2,300,398
     2,283,000    Citicorp Residential Mortgage
                  Securities Incorporated Series
                  2006-2 Class A2                                   5.56           09/25/2036          2,244,776
       448,502    Citicorp Residential Mortgage
                  Securities Series 2006-1 Class A1                 5.96           07/25/2036            446,408
     2,483,995    Citigroup Mortgage Loan Trust
                  Incorporated Series 2007-AHL1 Class
                  A2A(+/-)                                          2.43           12/25/2036          2,348,489
     1,454,983    CNH Equipment Trust Series 2004-A
                  Class A4A(+/-)                                    2.62           09/15/2011          1,455,056
     4,897,000    Comet Series 2007-A7 Class A7                     5.75           07/15/2020          4,811,685
     1,404,000    Connecticut RRB Special Purpose
                  Trust CL&P-1 Series 2001-1 Class A5               6.21           12/30/2011          1,446,630
     3,132,577    Countrywide Asset Backed
                  Certificates Series 2006-S1 Class A2              5.55           08/25/2021          2,898,559
     1,080,764    Countrywide Asset Backed
                  Certificates Series 2007-3 Class
                  2A1(+/-)                                          2.49           05/25/2047          1,031,673
     1,643,000    Daimler Chrysler Auto Trust Series
                  2000-B Class A4A                                  5.32           11/10/2014          1,637,333
     1,605,000    Daimler Chrysler Auto Trust Series
                  2008-B Class A3A                                  4.71           09/10/2012          1,601,770
     5,066,000    Discover Card Master Trust I Series
                  2006-2 Class A2(+/-)                              2.54           01/16/2014          4,840,429
    11,395,000    Discover Card Master Trust Series
                  2007-A1 Class A1                                  5.65           03/16/2020         10,984,028
    11,786,000    Discover Card Master Trust Series
                  2008-A3 Class A3                                  5.10           10/15/2013         11,801,113
     3,607,000    Dominos Pizza Master Issuer LLC
                  Series 2007-1 Class A2++                          5.26           04/25/2037          3,057,909
       267,000    Ford Credit Auto Owner Trust Series
                  2007-B Class A4A                                  5.24           07/15/2012            268,494
    14,299,000    Ford Credit Auto Owner Trust Series
                  2008-C Class A4A                                  5.16           04/15/2013         14,184,504
     4,834,000    Ford Credit Floorplan Master Owner
                  Trust Series 2006-4 Class A(+/-)                  2.76           06/15/2013          4,418,330
     2,707,856    Great America Leasing Receivables
                  Series 2006-1 Class A3++                          5.34           01/15/2010          2,719,235
     3,640,000    Harley Davidson Motorcycle Trust
                  Series 2008-1 Class A3A                           4.25           02/15/2013          3,575,585
       821,000    Harley Davidson Motorcyle Trust
                  Series 2007-2 Class A4                            5.12           08/15/2013            827,415
       896,000    Harley-Davidson Motorcycle Trust
                  Series 2007-1 Class A3                            5.22           03/15/2012            906,034
       753,000    Hyundai Auto Receivables Trust
                  Series 2007-A Class A3A                           5.04           01/17/2012            757,812
        34,160    Master Asset Backed Securities Trust
                  Series 2005-AB1 Class A1B                         5.14           11/25/2035             34,064
        19,983    Morgan Stanley ABS Capital I Series
                  2006-WMC1 Class A2A(+/-)                          2.46           12/25/2035             19,932
     1,111,008    Morgan Stanley ABS Capital I Series
                  2007-HE2 Class A2A(+/-)                           2.43           01/25/2037          1,080,069
       979,624    Morgan Stanley Home Equity Loans
                  Series 2007-1 Class A1(+/-)                       2.44           12/25/2036            967,985
     1,129,314    Morgan Stanley Mortgage Loan Trust
                  Series 2007-6XS Class 2A1S(+/-)                   2.50           02/25/2047          1,042,368
     8,964,000    Nissan Auto Receivables Owner Trust
                  Series 2007-B Class A4                            5.16           03/17/2014          8,997,017
       336,593    Ownit Mortgage Loan Asset Backed
                  Certificates Series 2006-1 Class AF1              5.42           12/25/2036            335,469
     2,351,000    Providian Master Note Trust Series
                  2006-A1A Class A(+/-)++                           2.54           01/15/2013          2,329,163
     1,284,221    Residential Asset Mortgage Products
                  Incorporated Series 2003-RS7 Class
                  AI6(+/-)                                          5.34           08/25/2033          1,181,429
     1,713,000    SLM Student Loan Trust Series 2005-3
                  Class A4(+/-)                                     2.99           04/27/2020          1,681,578
     1,319,000    Swift Master Auto Receivables Trust
                  Series 2007-1 Class A(+/-)                        2.61           06/15/2012          1,246,902
     5,293,469    Triad Auto Receivables Owner Trust
                  Series 2006-B Class A3                            5.41           08/12/2011          5,285,083
     1,108,558    Triad Auto Receivables Owner Trust
                  Series 2006-C Class A3                            5.26           11/14/2011          1,097,544
       316,000    USAA Auto Owner Trust Series 2008-2
                  Class A4                                          5.16           11/15/2013            315,163
     2,677,000    Volkswagen Auto Loan Enhanced Trust
                  Series 2008-1 Class A3                            4.50           07/20/2012          2,673,266
     2,937,000    Washington Mutual Master Note Trust
                  Series 2006-A2A Class A(+/-)++                    2.56           06/15/2015          2,657,067

162 Wells Fargo Advantage Master Portfolios                  Portfolio of Investments--May 31, 2008

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                 INTEREST RATE    MATURITY DATE        VALUE
ASSET BACKED SECURITIES (continued)
$    5,941,000    Washington Mutual Master Note Trust
                  Series 2007-A1 Class A1(+/-)++                    2.54%          03/17/2014     $    5,628,799
       512,000    Washington Mutual Master Note Trust
                  Series 2007-A2 Class A2(+/-)++                    2.54           05/15/2014            489,129
        61,072    WFS Financial Owner Trust Series
                  2005-3 Class A3A                                  4.25           06/17/2010             61,146
     1,376,000    World Omni Receivables Trust Series
                  2007-B Class A3A                                  5.28           01/17/2012          1,386,243

TOTAL ASSET BACKED SECURITIES (COST $198,485,792)                                                    196,711,993
                                                                                                  --------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 19.72%
     3,739,000    American Tower Trust Series 2007-1A
                  Class AFX++                                       5.42           04/15/2037          3,627,353
     4,697,000    Banc of America Commercial Mortgage
                  Incorporated Series 2005-6 Class
                  A4(+/-)                                           5.18           09/10/2047          4,604,208
     2,966,068    Bank of America Commercial Mortgage
                  Incorporated Series 2000-1 Class
                  A2A(+/-)                                          7.33           11/15/2031          3,039,891
     1,172,000    Bank of America Commercial Mortgage
                  Incorporated Series 2002-PB2 Class B              6.31           06/11/2035          1,212,949
     1,313,000    Bank of America Commercial Mortgage
                  Incorporated Series 2003-1 Class A2               4.65           09/11/2036          1,285,279
     3,405,000    Bank of America Commercial Mortgage
                  Incorporated Series 2004-1 Class A4               4.76           11/10/2039          3,319,743
       393,000    Bank of America Commercial Mortgage
                  Incorporated Series 2004-2 Class A5               4.58           11/10/2038            375,267
     2,092,000    Bank of America Commercial Mortgage
                  Incorporated Series 2005-3 Class A4               4.67           07/10/2043          1,990,334
     7,375,000    Bear Stearns Commercial Mortgage
                  Securities Incorporated Series
                  2000-WF1 Class A2(+/-)                            7.78           02/15/2032          7,643,729
     4,661,000    Bear Stearns Commercial Mortgage
                  Securities Incorporated Series
                  2004-ESA Class C++                                4.94           05/14/2016          4,733,765
     2,506,000    Bear Stearns Commercial Mortgage
                  Securities Incorporated Series
                  2005-T18 Class A4(+/-)                            4.93           02/13/2042          2,415,633
       649,000    Bear Stearns Commercial Mortgage
                  Securities Incorporated Series
                  2004-PWR6 Class A6                                4.83           11/11/2041            622,206
     4,142,000    Citigroup Commercial Mortgage Trust
                  Series 2008-C7 Class A4(+/-)                      6.10           04/01/2038          4,178,265
     1,060,694    Citigroup Mortgage Loan Trust
                  Incorporated Series 2005-9 Class 21A2             5.50           11/25/2035          1,005,371
     3,344,901    Citimortgage Alternative Loan Trust
                  Series 2006-A1 Class 1A6                          6.00           04/25/2036          2,994,681
     5,791,000    Commercial Mortgage Pass-Through
                  Certificate Series 2001-J2A Class A2++            6.10           07/16/2034          5,957,610
     3,385,170    Countrywide Alternative Loan Trust
                  Series 2006-0C6 Class 2A1(+/-)                    2.46           07/25/2036          3,174,421
     1,989,428    Credit Suisse First Boston Mortgage
                  Securities Corporation Series
                  2001-CF2 Class A4                                 6.51           02/15/2034          2,057,988
     1,182,367    Credit Suisse First Boston Mortgage
                  Securities Corporation Series
                  2001-CK1 Class A3                                 6.38           12/18/2035          1,219,558
     3,506,456    Credit Suisse First Boston Mortgage
                  Securities Corporation Series
                  2001-Ckn5 Class A4                                5.44           09/15/2034          3,547,759
     3,045,000    Credit Suisse First Boston Mortgage
                  Securities Corporation Series
                  2002-CKN2 Class A3                                6.13           04/15/2037          3,141,832
     2,602,000    Credit Suisse First Boston Mortgage
                  Securities Corporation Series
                  2003-C4 Class A4(+/-)                             5.14           08/15/2036          2,575,996
     4,925,000    Credit Suisse First Boston Mortgage
                  Securities Corporation Series
                  2003-C5 Class A4(+/-)                             4.90           12/15/2036          4,805,155
     1,249,000    Credit Suisse First Boston Mortgage
                  Securities Corporation Series
                  2003-Ck2 Class A4                                 4.80           03/15/2036          1,227,313
     3,640,000    Credit Suisse First Boston Mortgage
                  Securities Corporation Series
                  2004-C2 Class A2(+/-)                             5.42           05/15/2036          3,599,591
     1,182,000    Credit Suisse First Boston Mortgage
                  Securities Corporation Series
                  2005-C1 Class AAB                                 4.82           02/15/2038          1,156,180
     3,010,213    DLJ Commercial Mortgage Corporation
                  Series 1999-CG2 Class A1B(+/-)                    7.30           06/10/2032          3,074,794
     2,972,217    DLJ Commercial Mortgage Corporation
                  Series 1999-CG3 Class A1B                         7.34           10/10/2032          3,055,825
     2,419,820    DLJ Commercial Mortgage Corporation
                  Series 2000-CKP1 Class A1B                        7.18           11/10/2033          2,524,001
     7,496,117    FHLB Series I7-2014 Class 1                       5.34           03/20/2014          7,401,244
    14,690,913    FHLB Series VN-2015 Class A                       5.46           11/27/2015         14,831,510
     4,798,000    FHLMC Series 2542 Class ES                        5.00           12/15/2017          4,806,871
     3,954,000    FHLMC Series 2558 Class BD<<                      5.00           01/15/2018          3,929,900
     2,494,680    FHLMC Series 2583 Class TD<<                      4.50           12/15/2013          2,502,507
     2,815,000    FHLMC Series 2590 Class NU                        5.00           06/15/2017          2,857,257
     2,565,000    FHLMC Series 2623 Class AJ                        4.50           07/15/2016          2,565,346
       611,114    FHLMC Series 2645 Class MK                        3.50           07/15/2022            610,438
       347,000    FHLMC Series 2694 Class QG                        4.50           01/15/2029            345,522
     1,138,000    FHLMC Series 2725 Class PC                        4.50           05/15/2028          1,145,923
       367,637    FHLMC Series 2727 Class PW<<                      3.57           06/15/2029            366,273
     1,105,160    FHLMC Series 2780 Class TB                        3.00           12/15/2024          1,101,940
     2,808,000    FHLMC Series 2790 Class TN                        4.00           05/15/2024          2,548,972
       290,643    FHLMC Series 3000 Class PA                        3.90           01/15/2023            289,387
     3,814,096    FHLMC Series 3017 Class TA                        4.50           08/15/2035          3,777,645
     3,688,000    FHLMC Series 3079 Class MD                        5.00           03/15/2034          3,584,617
     1,748,500    FHLMC Series 3104 Class QC                        5.00           09/15/2031          1,737,992
     4,763,000    FHLMC Series 3117 Class PC<<                      5.00           06/15/2031          4,802,888
     1,900,000    FHLMC Series 3268 Class HC                        5.00           12/15/2032          1,871,051
     2,687,000    FHLMC Series 3289 Class PB                        5.00           11/15/2029          2,684,519

Portfolio of Investments--May 31, 2008                       Wells Fargo Advantage Master Portfolios 163

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                 INTEREST RATE    MATURITY DATE        VALUE
ASSET BACKED SECURITIES (continued)
$    2,053,000    FHLMC Series 3298 Class VB                        5.00%          11/15/2025     $    1,940,841
     6,911,485    FHLMC Series 3316 Class HA<<                      5.00           07/15/2035          6,885,498
     4,637,250    FHLMC Series 3325 Class JL                        5.50           06/15/2037          4,685,936
       365,000    FHLMC Series 3351 Class PK                        5.50           01/15/2032            370,302
     2,607,000    FHLMC Series 3372 Class BD                        4.50           10/15/2022          2,434,670
     3,295,409    First Horizon Alternative Mortgage
                  Security Series 2006-Re1 Class A1                 5.50           05/25/2035          3,030,841
     2,335,848    First Union National Bank Commercial
                  Mortgage Series 1999-C4 Class A2                  7.39           12/15/2031          2,408,364
     1,663,536    First Union National Bank Commercial
                  Mortgage Series 2000-C2 Class A2                  7.20           10/15/2032          1,738,789
     1,574,000    First Union National Bank Commercial
                  Mortgage Series 2001-C4 Class B                   6.42           12/12/2033          1,634,725
       438,627    FNMA Series 2003-108 Class BE                     4.00           11/25/2018            411,021
       428,643    FNMA Series 2003-113 Class PN                     3.50           02/25/2013            427,875
     1,248,791    FNMA Series 2003-15 Class CH                      4.00           02/25/2017          1,242,135
     1,606,325    FNMA Series 2003-16 Class PN                      4.50           10/25/2015          1,613,253
     2,952,000    FNMA Series 2003-3 Class HJ                       5.00           02/25/2018          2,951,867
        83,113    FNMA Series 2003-92 Class NM                      3.50           04/25/2013             82,956
     1,425,311    FNMA Series 2004-34 Class PI                      3.50           05/25/2014          1,422,330
     1,938,129    FNMA Series 2004-60 Class PA                      5.50           04/25/2034          1,965,396
       524,600    FNMA Series 2005-45 Class BA                      4.50           11/25/2014            523,818
     1,771,544    FNMA Series 2005-58 Class MA                      5.50           07/25/2035          1,806,100
     3,147,000    FNMA Series 2007-113 Class DB<<                   4.50           12/25/2022          2,923,581
       847,000    FNMA Series 2007-26 Class BA                      5.50           05/25/2029            844,783
     7,114,536    FNMA Series 2007-30 Class MA<<                    4.25           02/25/2037          7,019,861
     7,132,620    FNMA Series 2007-39 Class NA<<                    4.25           01/25/2037          7,049,385
         4,936    GE Capital Commercial Mortgage
                  Corporation Series 2001-2 Class A3                6.03           08/11/2033              5,015
     4,098,000    GE Capital Commercial Mortgage
                  Corporation Series 2004-C1 Class A3               4.60           11/10/2038          3,981,359
     4,686,266    GMAC Commercial Mortgage Securities
                  Incorporated(+/-)                                 7.72           03/15/2033          4,858,243
     1,836,972    GMAC Commercial Mortgage Securities
                  Incorporated Series 2000-C2 Class A2(+/-)         7.46           08/16/2033          1,912,798
     7,324,956    GMAC Commercial Mortgage Securities
                  Incorporated Series 2000-C3 Class A2              6.96           09/15/2035          7,642,423
    29,809,000    GMAC Commercial Mortgage Securities
                  Incorporated Series 2001-C2 Class A2              6.70           04/15/2034         31,133,658
     3,712,000    GMAC Commercial Mortgage Securities
                  Incorporated Series 2002-C3 Class A2              4.93           07/10/2039          3,682,149
     5,930,000    GMAC Commercial Mortgage Securities
                  Incorporated Series 2003-C3 Class A4              5.02           04/10/2040          5,823,609
       344,916    GMAC Commercial Mortgage Securities
                  Incorporated Series 2004-C1 Class A1              3.12           03/10/2038            343,211
       232,392    GMAC Commercial Mortgage Securities
                  Incorporated Series 2004-C2 Class A1              3.90           08/10/2038            231,637
     1,244,417    GNMA Series 2006-3 Class A                        4.21           01/16/2028          1,236,797
     1,693,000    GNMA Series 2006-37 Class JG                      5.00           07/20/2036          1,627,759
     2,276,072    GNMA Series 2006-8 Class A                        3.94           08/16/2025          2,262,823
     1,051,000    Goldman Sachs Mortgage Securities
                  Corporation II Series 1998-C1 Class B             6.97           10/18/2030          1,051,341
       594,000    Heller Financial Commercial Mortgage
                  Asset Series 1999-PH1 Class C(+/-)                6.85           05/15/2031            603,234
     1,027,439    JPMorgan Chase Commercial Mortgage
                  Securities Corporation Series 2000-C10
                  Class A2(+/-)                                     7.37           08/15/2032          1,061,948
     6,074,000    JPMorgan Chase Commercial Mortgage
                  Securities Corporation Series 2002-C2
                  Class A2                                          5.05           12/12/2034          6,049,795
     1,152,000    JPMorgan Chase Commercial Mortgage
                  Securities Corporation Series 2002-CIB5
                  Class A2                                          5.16           10/12/2037          1,151,702
     4,280,000    JPMorgan Chase Commercial Mortgage
                  Securities Corporation Series 2003-CB7
                  Class A4(+/-)                                     4.88           01/12/2038          4,154,799
       101,799    JPMorgan Chase Commercial Mortgage
                  Securities Corporation Series 2004-C3
                  Class A1                                          3.77           01/15/2042            101,279
       878,246    JPMorgan Chase Commercial Mortgage
                  Securities Corporation Series 2005-LDP2
                  Class A1                                          4.33           07/15/2042            876,530
       572,837    JPMorgan Chase Commercial Mortgage
                  Securities Corporation Series 2005-LDP3
                  Class A1                                          4.66           08/15/2042            572,605
     1,995,000    JPMorgan Chase Commercial Mortgage
                  Securities Corporation Series 2006-CB15
                  Class ASB(+/-)                                    5.79           06/12/2043          1,984,677
     1,368,000    Lehman Brothers UBS Commercial Mortgage
                  Trust Series 2001-C2 Class A2                     6.65           11/15/2027          1,428,876
       397,000    Lehman Brothers UBS Commercial Mortgage
                  Trust Series 1999-C2 Class B                      7.43           10/15/2032            410,296
     4,857,000    Lehman Brothers UBS Commercial Mortgage
                  Trust Series 2002-C2 Class A4                     5.59           06/15/2031          4,925,857
       974,867    Lehman Brothers UBS Commercial Mortgage
                  Trust Series 2003-C5 Class A2                     3.48           07/15/2027            973,297
       716,977    Morgan Stanley Capital I Series
                  2002-IQ2 Class A3                                 5.52           12/15/2035            721,828
     4,079,000    Morgan Stanley Capital I Series
                  2003-IQ5 Class A4                                 5.01           04/15/2038          4,051,317
     2,332,000    Morgan Stanley Capital I Series
                  2004-HQ3 Class A4                                 4.80           01/13/2041          2,258,044
     3,736,000    Morgan Stanley Capital I Series
                  2005-HQ5 Class AAB                                5.04           01/14/2042          3,660,764
     4,893,000    Morgan Stanley Capital I Series
                  2005-HQ7 Class AAB(+/-)                           5.19           11/14/2042          4,801,655
     2,146,393    Morgan Stanley Dean Witter Capital I
                  Series 2001-TOP1 Class A4                         6.66           02/15/2033          2,224,692

164 Wells Fargo Advantage Master Portfolios                         Portfolio of Investments--May 31, 2008

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                 INTEREST RATE    MATURITY DATE        VALUE
ASSET BACKED SECURITIES (CONTINUED)
$    2,650,649    Morgan Stanley Dean Witter Capital
                  I Series 2001-TOP3 Class A4                       6.39%          07/15/2033     $    2,741,888
       628,000    Morgan Stanley Dean Witter Capital
                  I Series 2001-Top5 Class A4                       6.39           10/15/2035            650,976
       846,000    Salomon Brothers Mortgage Securities
                  Series 2000-C3 Class A2                           6.59           12/18/2033            871,062
     2,416,267    Salomon Brothers Mortgage Securities
                  VII Series 2002-KEY2 Class A2                     4.47           03/18/2036          2,390,204
       100,225    Structured Asset Securities
                  Corporation Series 1998-2 Class A(+/-)            2.91           02/25/2028             92,736
     5,858,611    US Bank NA Series 2007-1 Class A                  5.92           05/25/2012          5,876,949
     2,686,000    Wachovia Bank Commercial Mortgage
                  Trust Series 2002-C1 Class A4                     6.29           04/15/2034          2,784,735
     8,334,000    Wachovia Bank Commercial Mortgage
                  Trust Series 2002-C2 Class A4                     4.98           11/15/2034          8,270,235
     1,926,000    Wachovia Bank Commercial Mortgage
                  Trust Series 2003-C5 Class A2                     3.99           06/15/2035          1,826,022
     4,815,000    Wachovia Bank Commercial Mortgage
                  Trust Series 2003-C6 Class A3(+/-)                4.96           08/15/2035          4,821,505
       633,750    Wachovia Bank Commercial Mortgage
                  Trust Series 2003-C7 Class A1++                   4.24           10/15/2035            627,586
     1,678,000    Wachovia Bank Commercial Mortgage
                  Trust Series 2003-C8 Class A3                     4.45           11/15/2035          1,668,466
     1,114,000    Wachovia Bank Commercial Mortgage
                  Trust Series 2003-C9 Class A4(+/-)                5.01           12/15/2035          1,085,021
     5,481,000    Wachovia Bank Commercial Mortgage
                  Trust Series 2004-C10 Class A4                    4.75           02/15/2041          5,258,731
     1,546,000    Wachovia Bank Commercial Mortgage
                  Trust Series 2004-C11 Class A4                    5.03           01/15/2041          1,546,067
     4,893,000    Wachovia Bank Commercial Mortgage
                  Trust Series 2005-C21 Class A4(+/-)               5.21           10/15/2044          4,825,502
     1,886,000    Wachovia Bank Commercial Mortgage
                  Trust Series 2006-C26 Class APB                   6.00           06/15/2045          1,901,766

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $356,284,947)                                        358,388,294
                                                                                                  --------------

CORPORATE BONDS & NOTES: 17.54%

APPAREL & ACCESSORY STORES: 0.16%
     2,930,000    Nordstrom Incorporated                            7.00           01/15/2038          2,823,477
                                                                                                  --------------

BUSINESS SERVICES: 0.46%
     3,753,000    Oracle Corporation                                4.95           04/15/2013          3,765,591
     4,695,000    Oracle Corporation                                5.75           04/15/2018          4,666,647

                                                                                                       8,432,238
                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS: 0.31%
        95,000    Bristol Myers Squibb Company                      5.88           11/15/2036             88,267
     2,300,000    Estee Lauder Companies Incorporated               5.55           05/15/2017          2,260,215
     3,415,000    Schering-Plough Corporation                       6.55           09/15/2037          3,329,120

                                                                                                       5,677,602
                                                                                                  --------------

COMMUNICATIONS: 1.47%
     1,605,000    AT&T Incorporated                                 5.60           05/15/2018          1,578,912
     1,604,000    AT&T Incorporated<<                               6.40           05/15/2038          1,558,807
    11,043,000    Comcast Cable Communications
                  Holdings Incorporated                             8.38           03/15/2013         12,178,585
     4,485,000    Qwest Corporation                                 7.50           10/01/2014          4,462,575
     4,305,000    SBC Communications                                5.10           09/15/2014          4,271,158
     2,500,000    Time Warner Entertainment Company LP              8.38           07/15/2033          2,731,260

                                                                                                      26,781,297
                                                                                                  --------------

DEPOSITORY INSTITUTIONS: 1.95%
     3,760,000    American Express Bank FSB Series BKNT             5.50           04/16/2013          3,713,752
     1,295,000    Bank of America Corporation                       5.38           06/15/2014          1,300,694
     3,220,000    Bank of America Corporation                       5.65           05/01/2018          3,120,512
     2,835,000    Citigroup Incorporated<<                          3.63           02/09/2009          2,830,662
     3,275,000    Citigroup Incorporated                            5.50           04/11/2013          3,261,500
     3,220,000    Citigroup Incorporated                            6.13           05/15/2018          3,158,682
     2,400,000    Citigroup Incorporated<<                          6.88           03/05/2038          2,350,572
     3,520,000    Citigroup Incorporated(+/-)                       8.40           04/29/2049          3,489,341
     2,140,000    JPMorgan Chase & Company                          4.75           05/01/2013          2,100,523
     1,600,000    JPMorgan Chase & Company                          6.00           01/15/2018          1,583,024

Portfolio of Investments--May 31, 2008                       Wells Fargo Advantage Master Portfolios 165

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                 INTEREST RATE    MATURITY DATE        VALUE
DEPOSITORY INSTITUTIONS (continued)
$    4,275,000    JPMorgan Chase & Company                          6.40%         05/15/2038      $    4,110,122
     2,845,000    PNC Funding Corporation                           5.25           11/15/2015          2,645,901
     2,235,000    Wachovia Capital Trust I(+/-)                     5.80           08/29/2049          1,709,775

                                                                                                      35,375,060
                                                                                                  --------------

EATING & DRINKING PLACES: 0.25%
       565,000    McDonald's Corporation Series MTN<<               5.35           03/01/2018            551,966
     1,570,000    McDonald's Corporation Series MTN                 6.30           03/01/2038          1,549,033
     2,655,000    Yum! Brands Incorporated                          6.88           11/15/2037          2,518,990

                                                                                                       4,619,989
                                                                                                  --------------

ELECTRIC UTILITIES: 0.09%
     1,545,000    Progress Energy Incorporated                      6.85           04/15/2012          1,632,904
                                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES: 2.22%
     1,840,000    Allegheny Energy Supply++                         8.25           04/15/2012          1,941,200
     1,755,000    CMS Energy Corporation                            6.55           07/17/2017          1,691,162
     1,805,000    Commonwealth Edison Company                       6.15           09/15/2017          1,798,872
     2,090,000    Commonwealth Edison Company                       6.45           01/15/2038          2,010,695
     4,916,000    DPL Incorporated                                  6.88           09/01/2011          5,113,205
     3,109,000    Kinder Morgan Energy Partners LP<<                5.95           02/15/2018          3,030,566
     3,460,000    MidAmerican Energy Company++                      5.75           04/01/2018          3,447,624
     4,285,000    Nevada Power Company Series A                     8.25           06/01/2011          4,596,220
     2,850,000    PacifiCorp                                        6.25           10/15/2037          2,824,364
     1,255,000    Southern California Edison Company
                  Series 08-A<<                                     5.95           02/01/2038          1,224,677
    11,149,000    Taqa Abu Dhabi National Energy Company++          5.62           10/25/2012         11,138,408
     1,495,000    Virginia Electric & Power Company                 5.10           11/30/2012          1,503,738

                                                                                                      40,320,731
                                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.16%
     3,065,000    Duke Energy Carolinas LLC<<                       6.00           01/15/2038          2,983,305
                                                                                                  --------------

FOOD & KINDRED PRODUCTS: 0.65%
     3,330,000    Dr Pepper Snapple Group Incorporated++            6.82           05/01/2018          3,358,302
     6,405,000    Kraft Foods Incorporated                          6.13           02/01/2018          6,264,852
     2,140,000    Kraft Foods Incorporated                          6.13           08/23/2018          2,087,705

                                                                                                      11,710,859
                                                                                                  --------------

GENERAL MERCHANDISE STORES: 0.33%
     2,010,000    Target Corporation                                7.00           01/15/2038          2,097,672
     3,985,000    Wal-Mart Stores Incorporated                      6.20           04/15/2038          3,915,506

                                                                                                       6,013,178
                                                                                                  --------------

HEALTH SERVICES: 0.21%
     4,245,000    Coventry Health Care Incorporated                 5.95           03/15/2017         3,852,108
                                                                                                  --------------

HOLDING & OTHER INVESTMENT OFFICES: 0.38%
     7,050,000    Allied Capital Corporation                        6.63           07/15/2011          6,955,410
                                                                                                  --------------

INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT: 0.17%
     2,145,000    Hewlett-Packard Company                           5.50           03/01/2018          2,124,112
     1,070,000    Lockheed Martin Corporation                       4.12           03/14/2013          1,036,707

                                                                                                       3,160,819
                                                                                                  --------------

166 Wells Fargo Advantage Master Portfolios                  Portfolio of Investments--May 31, 2008

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                 INTEREST RATE    MATURITY DATE        VALUE
INSURANCE CARRIERS: 0.40%
$    1,360,000    ACE INA Holdings Incorporated<<                   5.70%          02/15/2017     $    1,325,093
       625,000    ACE INA Holdings Incorporated                     6.70           05/15/2036            602,838
     2,565,000    Liberty Mutual Group++                            7.50           08/15/2036          2,254,817
       585,000    Prudential Financial Incorporated
                  Series MTN                                        5.70           12/14/2036            505,708
     2,625,000    Unitedhealth Group Incorporated                   6.88           02/15/2038          2,511,309

                                                                                                       7,199,765
                                                                                                  --------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.02%
     2,725,000    American Express                                  8.15           03/19/2038          3,109,263
     3,750,000    American Express Series MTN                       5.88           05/02/2013          3,750,525
     4,745,000    Credit Suisse New York                            6.00           02/15/2018          4,625,625
     3,910,000    General Electric Capital Corporation
                  Series MTN                                        3.75           12/15/2009          3,909,789
     3,175,000    JPMorgan Chase Bank National Series BKNT          6.00           10/01/2017          3,169,441

                                                                                                      18,564,643
                                                                                                  --------------

OFFICE EQUIPMENT: 0.47%
     2,130,000    Xerox Corporation                                 5.50           05/15/2012          2,114,830
     2,130,000    Xerox Corporation                                 5.65           05/15/2013          2,112,474
     4,285,000    Xerox Corporation                                 6.35           05/15/2018          4,229,933

                                                                                                       8,457,237
                                                                                                  --------------

OIL & GAS EXTRACTION: 0.98%
     5,501,000    Devon Financing Corporation                       6.88           09/30/2011          5,822,247
     1,020,000    El Paso Natural Gas Company                       5.95           04/15/2017            982,752
     1,925,000    Southern Natural Gas Company++                    5.90           04/01/2017          1,848,520
     1,615,000    Weatherford International Incorporated            5.95           06/15/2012          1,650,855
     1,960,000    Weatherford International Incorporated            6.35           06/15/2017          2,012,738
     2,805,000    XTO Energy Incorporated                           5.50           06/15/2018          2,692,312
     2,980,000    XTO Energy Incorporated                           6.38           06/15/2038          2,855,466

                                                                                                      17,864,890
                                                                                                  --------------

PETROLEUM REFINING & RELATED INDUSTRIES: 0.30%
     1,065,000    Marathon Oil Corporation                          6.00           10/01/2017          1,062,639
     2,285,000    Marathon Oil Corporation<<                        5.90           03/15/2018          2,259,739
     2,108,000    Marathon Oil Corporation                          6.60           10/01/2037          2,086,172

                                                                                                       5,408,550
                                                                                                  --------------

PHARMACEUTICALS: 0.61%
     2,875,000    Glaxosmithkline Capital Incorporated              6.38           05/15/2038          2,838,890
     7,694,000    Wyeth                                             6.95           03/15/2011          8,159,926

                                                                                                      10,998,816
                                                                                                  --------------

PIPELINES: 0.55%
     6,720,000    Kinder Morgan Incorporated                        6.50           09/01/2012          6,703,200
     3,219,000    Plains All American Pipeline LP++                 6.50           05/01/2018          3,207,032

                                                                                                       9,910,232
                                                                                                  --------------

PRIMARY METAL INDUSTRIES: 0.05%
       950,000    Corning Incorporated                              7.25           08/15/2036            944,207
                                                                                                  --------------

RAILROAD TRANSPORTATION: 0.12%
     2,180,000    Burlington Northern Santa Fe
                  Corporation<<                                     5.75           03/15/2018          2,155,730
                                                                                                  --------------

REAL ESTATE: 0.49%
     8,520,000    WEA Finance LLC++                                 7.13           04/15/2018          8,841,451
                                                                                                  --------------

Portfolio of Investments--May 31, 2008                       Wells Fargo Advantage Master Portfolios 167

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                 INTEREST RATE    MATURITY DATE        VALUE
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.31%
$    4,000,000    Health Care Properties Investors
                  Incorporated                                      5.65%          12/15/2013     $    3,759,732
     1,070,000    International Lease Finance
                  Corporation Series MTN                            5.75           06/15/2011          1,056,853
       750,000    Prologis Trust                                    6.63           05/15/2018            743,330

                                                                                                       5,559,915
                                                                                                  --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
SERVICES: 2.42%
     1,805,000    Goldman Sachs Capital I                           6.35           02/15/2034          1,558,266
     4,525,000    Goldman Sachs Capital II(+/-)                     5.79           12/29/2049          3,399,465
       940,000    Goldman Sachs Group Incorporated<<                5.95           01/18/2018            919,933
     1,070,000    Goldman Sachs Group Incorporated                  6.15           04/01/2018          1,058,617
     4,075,000    Goldman Sachs Group Incorporated                  6.75           10/01/2037          3,823,544
     6,062,000    Lazard Group LLC                                  7.13           05/15/2015          5,651,645
     4,145,000    Lazard Group LLC                                  6.85           06/15/2017          3,768,137
     1,070,000    Lehman Brothers Holdings
                  Incorporated Series MTN                           6.88           05/02/2018          1,038,399
     3,110,000    Lehman Brothers Holdings Incorporated             6.75           12/28/2017          2,933,688
     6,754,000    Lehman Brothers Holdings Incorporated
                  Series MTN                                        5.63           01/24/2013          6,426,715
     1,615,000    Merrill Lynch & Company Incorporated              7.75           05/14/2038          1,524,071
     3,965,000    Merrill Lynch & Company Incorporated
                  Series MTN                                        6.88           04/25/2018          3,886,878
     4,055,000    Morgan Stanley Series MTN                         5.95           12/28/2017          3,841,898
     4,270,000    Morgan Stanley Series MTN                         6.63           04/01/2018          4,202,961

                                                                                                      44,034,217
                                                                                                  --------------

TOBACCO PRODUCTS: 0.17%
     3,230,000    Philip Morris International Incorporated          5.65           05/16/2018          3,160,264
                                                                                                  --------------

TRANSPORTATION EQUIPMENT: 0.84%
     8,000,000    DaimlerChrysler NA Holding Corporation<<          6.50           11/15/2013          8,293,712
     1,005,000    DaimlerChrysler NA Holding Corporation            8.50           01/18/2031          1,143,537
     5,805,000    DaimlerChrysler NA Holding Corporation
                  Series MTN(+/-)                                   3.22           03/13/2009          5,768,231

                                                                                                      15,205,480
                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $325,121,764)                                                    318,644,374
                                                                                                  --------------
FOREIGN CORPORATE BONDS: 4.00%
     1,264,000    America Movil SA de CV                            6.13           11/15/2037          1,170,585
     1,391,000    America Movil SA de CV                            6.38           03/01/2035          1,337,095
     2,605,000    AstraZeneca plc                                   5.40           09/15/2012          2,655,245
     3,721,000    British Telecommunications plc                    5.95           01/15/2018          3,641,720
     2,130,000    Canadian Natural Resources Limited                5.70           05/15/2017          2,101,064
     3,330,000    Credit Suisse New York                            5.00           05/15/2013          3,269,517
     3,235,000    Diageo Capital plc                                5.20           01/30/2013          3,249,878
     1,025,000    Diageo Capital plc                                5.75           10/23/2017          1,021,552
     3,530,000    Export-Import Bank of Korea Eibkor                5.50           10/17/2012          3,529,340
     3,110,000    France Telecom SA                                 7.75           03/01/2011          3,330,098
     2,260,000    HSBC Holdings plc                                 6.80           06/01/2038          2,162,732
     1,065,000    Husky Energy Incorporated                         6.80           09/15/2037          1,046,671
     1,656,000    Husky Oil Company                                 7.55           11/15/2016          1,780,152
     3,475,000    Hutchison Whampoa International Limited++         7.45           11/24/2033          3,618,472
     2,135,000    Petro Canada                                      6.80           05/15/2038          2,087,667
     5,675,000    Petrobras International Finance Company           5.88           03/01/2018          5,562,482
     2,405,000    Petrobras International Finance Company           6.13           10/06/2016          2,459,113
     2,645,000    Ras Laffan Liquefied Natural Gas Company
                  Limited III++                                     6.33           09/30/2027          2,405,099
       890,000    Rogers Cable Incorporated                         5.50           03/15/2014            864,769
     5,437,000    Rogers Wireless Incorporated                      6.38           03/01/2014          5,487,722
     1,605,000    Telecom Italia Capital                            7.72           06/04/2038          1,615,121
     4,745,000    Telefonica Emisiones SAU                          5.98           06/20/2011          4,801,409
       820,000    Telefonica Emisiones SAU                          5.86           02/04/2013            826,637

168 Wells Fargo Advantage Master Portfolios                  Portfolio of Investments--May 31, 2008

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                 INTEREST RATE    MATURITY DATE        VALUE
FOREIGN CORPORATE BONDS (continued)
$    3,175,000    Transocean Incorporated<<                         6.00%          03/15/2018     $    3,205,753
     3,485,000    Tyco International Group SA                       6.38           10/15/2011          3,572,048
       723,000    Tyco International Group SA                       6.88           01/15/2029            679,472
     1,060,000    Vale Overseas Limited                             6.25           01/23/2017          1,067,838
     1,085,000    Weatherford International Limited                 7.00           03/15/2038          1,126,641
     3,130,000    Westfield Group++                                 5.40           10/01/2012          3,069,225

TOTAL FOREIGN CORPORATE BONDS@ (COST $73,706,297)                                                     72,745,117
                                                                                                  --------------

FOREIGN GOVERNMENT BONDS: 0.92%
     5,300,000    Emirate of Abu Dhabi++                            5.50           08/02/2012          5,477,815
     3,107,000    Mexico Government International Bond              6.05           01/11/2040          3,060,395
     6,235,000    Republic of Brazil<<                              6.00           01/17/2017          6,584,160
     1,505,000    United Mexican States Series MTNA                 5.88           01/15/2014          1,574,983

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $16,273,519)                                                    16,697,353
                                                                                                  --------------

US TREASURY SECURITIES: 10.08%

US TREASURY BONDS: 2.66%
     1,434,000    US Treasury Bond<<                                8.88           02/15/2019          1,992,924
     2,950,000    US Treasury Bond<<                                7.13           02/15/2023          3,733,134
       403,000    US Treasury Bond<<                                6.25           08/15/2023            473,683
     2,895,000    US Treasury Bond<<                                6.25           05/15/2030          3,500,463
       776,000    US Treasury Bond<<                                5.38           02/15/2031            846,143
    23,833,000    US Treasury Bond<<                                4.50           02/15/2036         23,060,286
     6,070,300    US Treasury Bond<<                                4.75           02/15/2037          6,112,980
     8,143,100    US Treasury Bond<<                                5.00           05/15/2037          8,531,803

                                                                                                      48,251,416
                                                                                                  --------------

US TREASURY NOTES: 7.42%
       685,000    US Treasury Note<<                                4.63           07/31/2009            702,821
       123,000    US Treasury Note<<                                4.00           08/31/2009            125,402
       398,000    US Treasury Note<<                                3.63           10/31/2009            404,623
     2,889,000    US Treasury Note<<                                2.00           02/28/2010          2,861,465
     1,691,600    US Treasury Note<<                                1.75           03/31/2010          1,666,094
       770,000    US Treasury Note<<                                4.50           05/15/2010            797,311
        20,000    US Treasury Note                                  4.63           10/31/2011             20,969
        34,000    US Treasury Note<<                                2.75           02/28/2013             33,030
    41,897,000    US Treasury Note<<                                3.13           04/30/2013         41,373,288
     2,800,000    US Treasury Note<<                                4.75           08/15/2017          2,946,563
    15,997,100    US Treasury Note<<                                4.25           11/15/2017         16,229,554
    25,486,700    US Treasury Note<<                                3.50           02/15/2018         24,353,740
    39,624,000    US Treasury Note<<                                3.88           05/15/2018         39,069,898
    10,967,000    US Treasury Note<<                                4.96           11/15/2027          4,228,322

                                                                                                     134,813,080
                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $186,640,755)                                                     183,064,496
                                                                                                  --------------
        SHARES

COLLATERAL FOR SECURITIES LENDING: 34.43%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.66%
    12,093,099    BlackRock Temporary #24 Money Market
                  Fund                                                                                12,093,099
    12,093,099    Daily Assets Fund Institutional                                                     12,093,099
    12,093,099    Dreyfus Cash Management Fund                                                        12,093,099
    12,093,099    Short-Term Investment Company Money
                  Market Fund                                                                         12,093,099

                                                                                                      48,372,396
                                                                                                  --------------

Portfolio of Investments--May 31, 2008                       Wells Fargo Advantage Master Portfolios 169

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                 INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS: 31.77%
$    4,651,192    Alpine Securitization Corporation++               2.66%          06/03/2008     $    4,650,161
     6,744,228    Amstel Funding Corporation++                      2.65           06/05/2008          6,741,746
     4,651,192    Amstel Funding Corporation++                      2.48           06/19/2008          4,645,104
     4,069,793    Amsterdam Funding Corporation++                   2.67           06/05/2008          4,068,284
       609,306    Apreco LLC++                                      2.65           06/16/2008            608,588
     3,953,513    Aspen Funding Corporation++                       2.47           06/02/2008          3,952,970
     4,651,192    Aspen Funding Corporation++                       2.63           06/09/2008          4,648,134
    10,465,181    Atlantic Asset Securitization Corporation++       2.40           06/02/2008         10,463,786
     4,651,192    Atlantic Asset Securitization Corporation++       2.47           06/13/2008          4,647,043
    75,581,866    Barclays Repurchase Agreement - 102%
                  Collateralized by Mortgage-Backed
                  Securities (Maturity Value $75,596,353)           2.30           06/02/2008         75,581,866
     4,593,052    Barclays US Funding LLC                           2.45           06/05/2008          4,591,489
    11,627,979    BASF Finance Europe NV(+/-)++                     2.81           10/17/2008         11,619,317
     4,651,192    Belmont Funding LLC++                             2.70           06/17/2008          4,645,261
     4,069,793    BNP Paribas                                       2.60           06/02/2008          4,069,205
     2,325,596    Bryant Bank Funding LLC++                         2.65           06/05/2008          2,324,740
     2,325,596    Bryant Bank Funding LLC++                         2.48           06/11/2008          2,323,834
     2,325,596    Bryant Bank Funding LLC++                         2.49           06/30/2008          2,320,790
     4,651,192    Cafco LLC                                         2.55           06/06/2008          4,649,215
     2,325,596    Cancara Asset Securitization Limited++            2.47           06/27/2008          2,321,288
     4,651,192    CBA (Delaware) Finance Incorporated               2.35           06/13/2008          4,647,245
     2,275,363    Chariot Funding LLC++                             2.48           06/10/2008          2,273,796
     5,465,150    Charta LLC++                                      2.65           06/05/2008          5,463,139
     5,408,819    Cheyne Finance LLC(+/-)++\\(a)(i)                 6.40           02/25/2008          3,894,350
     2,011,640    Ciesco LLC++                                      2.45           06/05/2008          2,010,956
     4,651,192    Ciesco LLC++                                      2.46           06/20/2008          4,644,835
     4,651,192    Clipper Receivables Corporation++                 2.63           06/11/2008          4,647,454
     4,069,793    CRC Funding LLC++                                 2.65           06/03/2008          4,068,894
     4,651,192    CRC Funding LLC++                                 2.48           06/25/2008          4,643,181
    31,395,544    Credit Suisse First Boston Repurchase
                  Agreement - 102% Collateralized by
                  Mortgage-Backed Securities
                  (Maturity Value $31,402,032)                      2.48           06/02/2008         31,395,544
    12,558,218    Danske Bank AS                                    2.45           06/02/2008         12,558,218
    12,558,218    Danske Bank AS                                    2.50           06/02/2008         12,558,218
    12,558,218    Danske Bank AS                                    2.53           06/03/2008         12,558,218
    12,558,218    Deutsche Bank Repurchase Agreement - 102%
                  Collateralized by Money Market
                  Securities (Maturity Value $12,560,782)           2.45           06/02/2008         12,558,218
    25,581,555    Deutsche Bank Repurchase Agreement - 102%
                  Collateralized by Mortgage-Backed
                  Securities(Maturity Value $25,586,565)            2.35           06/02/2008         25,581,555
     3,488,394    Ebbets Funding LLC++                              2.70           06/10/2008          3,485,778
     4,651,192    Enterprise Funding LLC++                          2.70           06/02/2008          4,650,494
     4,651,192    Enterprise Funding LLC++                          2.47           06/19/2008          4,645,128
     6,976,788    Erasmus Capital Corporation++                     2.47           06/02/2008          6,975,830
       949,773    Erasmus Capital Corporation++                     2.55           06/06/2008            949,370
       938,610    Erasmus Capital Corporation++                     2.60           06/10/2008            937,933
     4,651,192    Eureka Securitization Incorporated++              2.47           06/06/2008          4,649,277
     4,767,472    Fairway Finance Corporation++                     2.43           06/11/2008          4,763,932
     3,488,394    Falcon Asset Securitization Corporation++         2.47           06/02/2008          3,487,915
     4,651,192    Falcon Asset Securitization Corporation++         2.41           06/24/2008          4,643,719
     4,325,608    Fortis Bank NY                                    2.50           06/05/2008          4,325,608
     4,941,891    Gemini Securitization Incorporated++              2.73           06/03/2008          4,940,767
     4,651,192    Gemini Securitization Incorporated++              2.53           06/20/2008          4,644,654
     3,720,953    General Electric Capital Assurance
                  Company(+/-)                                      2.59           06/16/2008          3,720,953
     3,540,720    Govco Incorporated++                              2.65           06/04/2008          3,539,677
     5,813,990    Grampian Funding Limited++                        2.40           06/03/2008          5,812,827
     4,651,192    Grampian Funding Limited++                        2.55           06/23/2008          4,643,614
     8,139,586    ING (USA) Annuity & Life
                  Insurance Company(+/-)(i)                         2.59           10/16/2008          8,139,586

170 Wells Fargo Advantage Master Portfolios                  Portfolio of Investments--May 31, 2008

TOTAL RETURN BOND PORTFOLIO

PRINCIPAL         SECURITY NAME                                 INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    3,193,741    Jupiter Securitization Corporation++              2.45%          06/03/2008     $    3,193,089
     2,325,596    Jupiter Securitization Corporation++              2.60           06/04/2008          2,324,924
     4,651,192    Jupiter Securitization Corporation++              2.47           06/05/2008          4,649,596
     4,651,192    Kitty Hawk Funding Corporation++                  2.45           06/12/2008          4,647,393
     3,488,394    Liberty Street Funding Corporation++              2.50           06/02/2008          3,487,909
     1,511,637    Liberty Street Funding Corporation++              2.75           06/05/2008          1,511,060
     3,023,275    Liberty Street Funding Corporation++              2.59           06/13/2008          3,020,447
     5,813,990    Mazarin Funding Corporation(+/-)++                2.45           08/04/2008          5,799,722
     5,813,990    MetLife Global Funding I(+/-)++                   2.43           10/21/2008          5,813,036
     4,651,192    Mont Blanc Capital Corporation++                  2.49           06/23/2008          4,643,792
     3,575,604    Morgan Stanley(+/-)                               2.64           10/15/2008          3,573,505
     5,813,990    Natexis Banques Populaires(+/-)++                 2.74           09/08/2008          5,791,780
     2,330,480    Nieuw Amsterdam Receivables Corporation++         2.55           06/04/2008          2,329,819
     2,325,596    Nieuw Amsterdam Receivables Corporation++         2.45           06/25/2008          2,321,639
     5,601,895    Old Line Funding Corporation++                    2.58           06/09/2008          5,598,296
     4,651,192    Park Avenue Receivable Corporation++              2.42           06/27/2008          4,642,750
     4,186,073    Picaros Funding LLC++                             2.65           06/05/2008          4,184,532
     4,139,561    Premium Asset Trust(+/-)++(i)                     2.87           07/15/2008          4,136,519
     4,651,192    Ranger Funding Corporation++                      2.55           06/04/2008          4,649,874
     1,986,989    RBS Citizen (Grand Cayman) NA                     2.19           06/02/2008          1,986,989
     4,615,378    Regency Markets #1 LLC++                          2.48           06/17/2008          4,609,972
     5,000,031    Royal Bank of Scotland plc                        2.43           06/09/2008          4,996,994
     4,651,192    Scaldis Capital Limited++                         2.50           06/26/2008          4,642,794
     4,651,192    Sheffield Receivables Corporation++               2.55           06/04/2008          4,649,874
     4,651,192    Sheffield Receivables Corporation++               2.50           06/16/2008          4,646,024
     4,593,052    Societe Generale North America Incorporated       2.61           06/06/2008          4,591,054
     4,651,192    Solitaire Funding LLC++                           2.50           06/12/2008          4,647,316
     9,302,383    Stanfield Victoria Funding
                  LLC(+/-)++\\(a)(i)                                5.73           04/03/2008          7,627,954
     1,511,637    Surrey Funding Corporation                        3.00           06/02/2008          1,511,385
     3,918,629    Surrey Funding Corporation++                      2.92           06/03/2008          3,917,676
     1,627,917    Surrey Funding Corporation++                      2.65           06/09/2008          1,626,839
     4,651,192    Thames Asset Global Securitization
                  #1 Incorporated                                   2.57           06/16/2008          4,645,879
     4,651,192    Thunder Bay Funding Incorporated++                2.50           06/27/2008          4,642,471
     4,651,192    Ticonderoga Funding Limited++                     2.40           06/17/2008          4,645,920
    23,255,959    Transamerica Occidental Life
                  Insurance(+/-)(i)                                 2.58           10/31/2008         23,255,959
     4,651,192    Tulip Funding Corporation++                       2.45           06/25/2008          4,643,278
     5,813,990    UniCredito Italiano Bank (Ireland)
                  Series LIB(+/-)++                                 2.65           10/08/2008          5,811,815
     2,790,715    Versailles CDS LLC++                              3.00           06/03/2008          2,790,017
     1,162,798    Versailles CDS LLC++                              2.85           06/05/2008          1,162,338
     5,813,990    Victoria Finance LLC(+/-)++\\(a)(i)               5.56           05/02/2008          4,767,472
     5,813,990    Victoria Finance LLC(+/-)++\\(a)(i)               2.55           08/07/2008          4,767,472
     4,651,192    Windmill Funding Corporation++                    2.50           06/16/2008          4,646,024
     2,056,757    Yorktown Capital LLC++                            2.43           06/17/2008          2,054,397
     2,325,596    Yorktown Capital LLC++                            2.53           06/19/2008          2,322,484

                                                                                                     577,263,783
                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $630,719,089)                                          625,636,179
                                                                                                  --------------

Portfolio of Investments--May 31, 2008                       Wells Fargo Advantage Master Portfolios 171

TOTAL RETURN BOND PORTFOLIO

        SHARES    SECURITY NAME                                                                        VALUE
SHORT-TERM INVESTMENTS: 8.68%
   159,285,375    Wells Fargo Advantage Money Market Trust >+++                                   $   159,285,375
                                                                                                  ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $159,285,375)                                                      159,285,375
                                                                                                  ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,713,120,308)*                                              148.49%                       $ 2,699,608,151
Other Assets and Liabilities, Net                                   (48.49)                          (882,666,945)
                                                                    ------                        ---------------
TOTAL NET ASSETS                                                    100.00%                       $ 1,816,941,206
                                                                    ------                        ---------------

------------

(+/-) Variable rate investments.

<<    All or a portion of this security is on loan. (See Note 2)

%%    Securities issued on a when-issued (TBA) basis. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

@     Foreign bond principal is denominated in US dollars.

\\ This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

/ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

++    Short-term security of an affiliate of the Fund with a cost of
      $159,285,375

* Cost for federal income tax purposes is $2,717,244,726 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                   $  11,980,419
Gross unrealized depreciation                                     (29,616,994)
                                                                -------------
Net unrealized appreciation (depreciation)                      $ (17,636,575)

The accompanying notes are an integral part of these financial statements.

172 Wells Fargo Advantage Master Portfolios                                     Statements of Assets and Liabilities -- May 31, 2008

                                                   Inflation-       Managed                            Total
                                                   Protected         Fixed            Stable           Return
                                                     Bond           Income            Income            Bond
                                                   Portfolio        Portfolio        Portfolio        Portfolio
                                                 --------------   --------------   --------------   --------------
ASSETS
   Investments
     In securities, at market value (including
     securities on loan)......................   $  166,227,737   $  758,890,058   $  424,570,263   $1,914,686,597
     Collateral received for securities loaned
     (Note 2).................................       78,780,885       95,769,611       51,886,860      625,636,179
     Investments in affiliates ...............        1,032,069       59,119,590       83,919,816      159,285,375
                                                 --------------   --------------   --------------   --------------
   Total investments at market value (see cost
   below).  ..................................      246,040,691      913,779,259      560,376,939    2,699,608,151
                                                 --------------   --------------   --------------   --------------
   Cash ......................................                0          744,000                0          100,000
   Variation margin receivable on futures
   contracts .................................                0          178,813                0                0
   Receivable for investments sold ...........                0        8,034,461        1,591,560      249,286,753
   Receivables for dividends and interest ....        1,136,416        7,383,923        2,458,241       12,577,587
                                                 --------------   --------------   --------------   --------------
Total assets .................................      247,177,107      930,120,456      564,426,740    2,961,572,491
                                                 --------------   --------------   --------------   --------------

LIABILITIES
   Payable for investments purchased .........                0       58,618,507              851      513,261,382
   Payable to investment advisor and
   affiliates (Note 3)........................           62,796          174,696          150,418          624,256
   Unrealized depreciation on swaps ..........                0          198,700                0                0
   Payable upon receipt of securities loaned .
   (Note 2)...................................       79,393,549       96,789,330       52,697,177      630,719,089
   Accrued expenses and other liabilities ....           45,404           28,714           28,810           26,558
                                                 --------------   --------------   --------------   --------------
Total liabilities ............................       79,501,749      155,809,947       52,877,256    1,144,631,285
                                                 --------------   --------------   --------------   --------------
TOTAL NET ASSETS .............................   $  167,675,358   $  774,310,509   $  511,549,484   $1,816,941,206
                                                 ==============   ==============   ==============   ==============

Investments at cost ..........................   $  242,552,593   $  937,301,951   $  585,137,637    2,713,120,308
                                                 --------------   --------------   --------------   --------------
Securities on loan, at market value (Note 2)..   $   77,756,765   $   94,118,385   $   51,293,312   $  614,323,575
                                                 --------------   --------------   --------------   --------------

The accompanying notes are an integral part of these financial statements.

Statements of Operations -- For the Year Ended May 31, 2008                              Wells Fargo Advantage Master Portfolios 173

                                                                      Inflation-     Managed                        Total
                                                                      Protected       Fixed         Stable         Return
                                                                        Bond         Income         Income          Bond
                                                                      Portfolio     Portfolio      Portfolio      Portfolio
                                                                     -----------  -------------  -------------  -------------
INVESTMENT INCOME
   Interest .......................................................  $10,369,066  $  48,141,679  $  26,966,321  $  98,836,637
   Interest from affiliated securities ............................       48,766        810,698      1,454,096      1,766,275
   Securities lending income, net .................................      365,944        339,127        250,629      1,649,680
                                                                     -----------  -------------  -------------  -------------
Total investment income ...........................................   10,783,776     49,291,504     28,671,046    102,252,592
                                                                     -----------  -------------  -------------  -------------

EXPENSES
   Advisory fees ..................................................      787,358      3,828,614      2,552,724      7,338,329
   Custody fees ...................................................       34,994        178,897        115,102        376,359
   Professional fees ..............................................       28,635         35,233         31,940         43,576
   Shareholder reports ............................................        1,002          1,009          2,508          9,324
   Trustees' fees .................................................        8,646          8,646          8,646          8,646
   Other fees and expenses ........................................          420         15,653          1,880         21,899
                                                                     -----------  -------------  -------------  -------------
Total expenses ....................................................      861,055      4,068,052      2,712,800      7,798,133
                                                                     -----------  -------------  -------------  -------------

LESS
   Waived fees and reimbursed expenses (Note 3) ...................     (166,991)    (1,411,044)      (803,348)      (416,489)
   Net expenses ...................................................      694,064      2,657,008      1,909,452      7,381,644
                                                                     -----------  -------------  -------------  -------------
Net investment income (loss) ......................................   10,089,712     46,634,496     26,761,594     94,870,948
                                                                     -----------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation     1,682,075      1,056,746      1,004,297     27,409,424
   Futures transactions ...........................................      250,245     12,085,432        243,456              0
   Options, swap agreements and short sale transactions ...........        2,720        (22,581)        45,691           (769)
                                                                     -----------  -------------  -------------  -------------
Net realized gain and loss from investments .......................    1,935,040     13,119,597      1,293,444     27,408,655
                                                                     -----------  -------------  -------------  -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation    10,251,214    (15,600,844)   (21,388,476)     8,196,494
   Investments of collateral received for securities loaned .......     (612,664)    (1,019,719)      (810,317)    (5,082,910)
   Futures transactions ...........................................            0         83,094        115,722              0
   Options, swap agreements and short sale transactions ...........            0       (198,700)       (50,211)             0
                                                                     -----------  -------------  -------------  -------------
Net change in unrealized appreciation (depreciation) of investments    9,638,550    (16,736,169)   (22,133,282)     3,113,584
                                                                     -----------  -------------  -------------  -------------
Net realized and unrealized gain (loss) on investments ............   11,573,590     (3,616,572)   (20,839,838)    30,522,239
                                                                     -----------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...  $21,663,302  $  43,017,924  $   5,921,756  $ 125,393,187
                                                                     ===========  =============  =============  =============

The accompanying notes are an integral part of these financial statements.

174 Wells Fargo Advantage Master Portfolios                                                      Statements of Changes in Net Assets

                                                                   INFLATION-PROTECTED BOND PORTFOLIO
                                                                  ------------------------------------
                                                                        For the            For the
                                                                       Year Ended        Year Ended
                                                                      May 31, 2008      May 31, 2007
                                                                     --------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..........................................    $ 195,213,636    $   247,722,500

OPERATIONS
   Net investment income (loss) ..................................       10,089,712         10,124,460
   Net realized gain (loss) on investments .......................        1,935,040         (2,775,457)
   Net change in unrealized appreciation (depreciation) of
   investments....................................................        9,638,550          3,080,545
                                                                     --------------   ----------------
Net increase (decrease) in net assets resulting from
 operations  .....................................................       21,663,302         10,429,548
                                                                     --------------   ----------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .................................................       68,293,725         50,905,567
   Withdrawals ...................................................     (117,495,305)      (113,843,979)
                                                                     --------------   ----------------
Net increase (decrease) from transactions in investors'
 beneficial interests.............................................      (49,201,580)       (62,938,412)
                                                                     --------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS ............................      (27,538,278)       (52,508,864)
                                                                     ==============   ================
ENDING NET ASSETS ................................................    $ 167,675,358      $ 195,213,636
                                                                     ==============   ================

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets                                                      Wells Fargo Advantage Master Portfolios 175

  MANAGED FIXED INCOME PORTFOLIO                 STABLE INCOME PORTFOLIO                TOTAL RETURN BOND PORTFOLIO
--------------------------------            -------------------------------          ---------------------------------
    For the          For the                    For the         For the                  For the          For the
  Year Ended        Year Ended                Year Ended       Year Ended               Year Ended       Year Ended
 May 31, 2008      May 31, 2007              May 31, 2008     May 31, 2007             May 31, 2008     May 31, 2007
---------------   ---------------           --------------   --------------          ---------------   ---------------
$   997,987,402   $   947,991,051           $  600,278,127   $  651,397,629          $ 1,878,845,069   $ 1,579,307,483

     46,634,496        51,242,237               26,761,594       29,657,454               94,870,948        84,437,960
     13,119,597           338,921                1,293,444         (634,866)              27,408,655         5,227,271
    (16,736,169)       12,469,535              (22,133,282)       4,138,067                3,113,584        16,161,456
---------------   ---------------           --------------   --------------          ---------------   ---------------

     43,017,924        64,050,693                5,921,756       33,160,655              125,393,187       105,826,687
---------------   ---------------           --------------   --------------          ---------------   ---------------

    258,697,887       212,036,893              109,900,777      113,033,160              438,744,029       385,167,787
   (525,392,704)     (226,091,235)            (204,551,176)    (197,313,317)            (626,041,079)     (191,456,888)
---------------   ---------------           --------------   --------------          ---------------   ---------------

   (266,694,817)      (14,054,342)             (94,650,399)     (84,280,157)            (187,297,050)      193,710,899
---------------   ---------------           --------------   --------------          ---------------   ---------------
   (223,676,893)       49,996,351              (88,728,643)     (51,119,502)             (61,903,863)      299,537,586
===============   ===============           ==============   ==============          ===============   ===============
 $  774,310,509   $   997,987,402           $  511,549,484   $  600,278,127          $ 1,816,941,206   $ 1,878,845,069
===============   ===============           ==============   ==============          ===============   ===============

176 Wells Fargo Advantage Master Portfolios                                                                     Financial Highlights

                                            Ratio to Average Net Assets (Annualized) (1)
                                      --------------------------------------------------                  Portfolio
                                      Net Investment     Gross     Expenses       Net         Total        Turnover
                                      Income (Loss)    Expenses     Waived      Expenses    Return (2)       Rate
                                      --------------   --------     -------     --------    ----------    ---------
INFLATION-PROTECTED BOND PORTFOLIO

June 1, 2007 to May 31, 2008 ...                5.78%      0.48%      (0.08)%       0.40%        12.78%          40%
June 1, 2006 to May 31, 2007 ...                4.39%      0.49%      (0.15)%       0.34%         4.31%          37%
July 25, 2005 (3) to May 31, 2006 ....          4.29%      0.52%       0.00%        0.52%        (1.77)%         47%

MANAGED FIXED INCOME PORTFOLIO

June 1, 2007 to May 31, 2008 ...                5.23%      0.46%      (0.16)%       0.30%         4.24%          32%
June 1, 2006 to May 31, 2007 ...                5.23%      0.45%      (0.18)%       0.27%         6.72%          30%
June 1, 2005 to May 31, 2006 ...                5.02%      0.45%      (0.27)%       0.19%         0.12%          25%
June 1, 2004 to May 31, 2005 ...                4.70%      0.49%      (0.14)%       0.35%         7.02%          53%
June 1, 2003 to May 31, 2004 ...                5.10%      0.53%      (0.28)%       0.25%         1.45%          50%

STABLE INCOME PORTFOLIO

June 1, 2007 to May 31, 2008 ...                4.67%      0.47%      (0.14)%       0.33%         0.78%          22%
June 1, 2006 to May 31, 2007 ...                4.67%      0.47%      (0.10)%       0.37%         5.30%          21%
June 1, 2005 to May 31, 2006 ...                4.29%      0.47%      (0.03)%       0.44%         2.91%          23%
June 1, 2004 to May 31, 2005 ...                2.06%      0.48%      (0.12)%       0.36%         2.47%          43%
June 1, 2003 to May 31, 2004 ...                2.00%      0.52%      (0.13)%       0.39%         0.88%          92%

TOTAL RETURN BOND PORTFOLIO

June 1, 2007 to May 31, 2008 ...                5.05%      0.42%     (0.02)%        0.40%         6.72%         572%(6)
June 1, 2006 to May 31, 2007 ...                5.02%      0.42%     (0.03)%        0.39%         6.76%         665%(5)
July 25, 2005(3) to May 31, 2006 ....           4.44%      0.43%       0.00%        0.43%        (0.16)%        704%(4)

----------
(1) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).


(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3) Commencement of operations.

(4) Portfolio turnover ratio excluding TBAs is 431%.

(5) Portfolio turnover ratio excluding TBAs is 335%.

(6) Portfolio turnover ratio excluding TBAs is 316%.

 The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements                                                            Wells Fargo Advantage Master Portfolios 177

1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). As of May 31, 2008, the Trust has 23 separate investment portfolios. These financial statements present the Inflation-Protected Bond Portfolio, Managed Fixed Income Portfolio, Stable Income Portfolio, and Total Return Bond Portfolio (each, a "Fund" or a "Portfolio" and collectively, the "Funds" or the "Portfolios").

Interests in the Funds are sold without any sales charge solely in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

178 Wells Fargo Advantage Master Portfolios                                                            Notes to Financial Statements

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

FEDERAL INCOME TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of May 31, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: May 31, 2005; May 31, 2006; May 31, 2007; May 31, 2008) are subject to examination by the Internal Revenue Service and state departments of revenue.

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

As of May 31, 2008, the following Funds held future contracts:

                                                                                                      NET UNREALIZED
                                                                    EXPIRATION        NOTIONAL         APPRECIATION
PORTFOLIO                        CONTRACTS          TYPE               DATE            AMOUNT         (DEPRECIATION)
MANAGED FIXED INCOME PORTFOLIO     80 Long   U.S. 10 Year Notes   September 2008   $    9,066,250   $          (73,750)
                                  308 Long       U.S. Long Bond   September 2008       35,326,156             (368,156)

TBA SALE COMMITMENTS

A Fund may enter into To Be Announced ("TBA") sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. There were no TBA sale commitments outstanding as of May 31, 2008.

Notes to Financial Statements                                                            Wells Fargo Advantage Master Portfolios 179

SWAP CONTRACTS

The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

At May 31, 2008 the following Fund had an open swap contract:

                                               NOTIONAL      INTEREST RATE/   INTEREST RATE/     MATURITY      NET UNREALIZED
FUND                 SWAP COUNTER PARTY        PRINCIPAL     INDEX RECEIVED     INDEX PAID          DATE         GAIN/(LOSS)
MANAGED FIXED      Lehman Brothers Special   $   1,000,000         NA               5.25%        12/20/2012   $     (198,700)
INCOME PORTFOLIO   Financing Incorporated

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association
(GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee"to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value

180 Wells Fargo Advantage Master Portfolios                                                            Notes to Financial Statements

of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans is generally invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) that have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund's investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Wells Fargo Bank, N.A., the Funds'custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. In connection with lending securities, a Fund may pay reasonable administrative and custodial fees. For a portion of the period, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan, the related collateral and the liability to return the collateral at May 31, 2008 are shown on the Statements of Assets and Liabilities.

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles, ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of May 31, 2008, the following Funds owned certain of these types of SIVs which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                                       DEFAULTED SIVs
PORTFOLIO                              ($MARKET VALUE)    % OF NET ASSETS
INFLATION-PROTECTED PORTFOLIO          $    2,651,555           1.58%
MANAGED FIXED INCOME PORTFOLIO              3,223,349           0.42%
STABLE INCOME PORTFOLIO                     1,746,373           0.34%
TOTAL RETURN PORTFOLIO                     21,057,248           1.16%

Notes to Financial Statements                                                            Wells Fargo Advantage Master Portfolios 181

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. As of May 31, 2008, Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                         SUBADVISORY
                                                               ADVISORY FEES                                              FEES(% OF
                                           AVERAGE DAILY       (% OF AVERAGE                          AVERAGE DAILY    AVERAGE DAILY
PORTIFOLIO                                  NET ASSETS       DAILY NET ASSETS)      SUBADVISER         NET ASSETS        NET ASSETS)
INFLATION-PROTECTED BOND PORTFOLIO (1)   First $500 million        0.450         Wells Capital     First $100 million       0.200
                                          Next $500 million        0.400           Management       Next $200 million       0.175
                                            Next $2 billion        0.350          Incorporated      Next $200 million       0.150
                                            Next $2 billion        0.325                            Over $500 million       0.100
                                            Over $5 billion        0.300

MANAGED FIXED INCOME PORTFOLIO (1, 2)    First $500 million        0.450        Galliard Capital   First $500 million       0.100
                                          Next $500 million        0.400           Management         Next $1 billion       0.050
                                            Next $2 billion        0.350         Incorporated       Over $1.5 billion       0.030
                                            Next $2 billion        0.325
                                            Over $5 billion        0.300

STABLE INCOME PORTFOLIO (1, 2)           First $500 million        0.450        Galliard Capital   First $500 million       0.100
                                          Next $500 million        0.400           Management         Next $1 billion       0.050
                                            Next $2 billion        0.350          Incorporated      Over $1.5 billion       0.030
                                            Next $2 billion        0.325
                                            Over $5 billion        0.300

TOTAL RETURN BOND PORTFOLIO (1)          First $500 million        0.450         Wells Capital     First $100 million       0.200
                                          Next $500 million        0.400           Management      Next  $200 million       0.175
                                            Next $2 billion        0.350          Incorporated     Next  $200 million       0.150
                                            Next $2 billion        0.325                           Over  $500 million       0.100
                                            Over $5 billion        0.300

(1) Commencing on June 2, 2008, the following advisory fee schedule will be charged to the Fund as a percentage of the Fund's daily net assets: 0.400% for the first $500 million; 0.375% for the next $500 million; 0.350% for next $2 billion; 0.325% for the next $2 billion; and 0.300% for assets over $5 billion.

(2) Assets of the Managed Fixed Income Portfolio and Stable Income Portfolio are combined for purposes of determining the appropriate sub-advisory fee payable to Galliard Capital Management Incorporated for such Portfolios, and the breakpoints set forth above are based on the combined assets of such Portfolios.

ADMINISTRATION AND TRANSFER AGENT FEES

Currently, there are no administration or transfer agency fees charged to the Trust.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                               % OF AVERAGE
PORTFOLIO                     DAILY NET ASSETS
All Portfolios                     0.02

182 Wells Fargo Advantage Master Portfolios                                                            Notes to Financial Statements

OTHER FEES AND EXPENSES

PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services for the Income Master Portfolios, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on each Fund's Statement of Operations, for the year ended May 31, 2008, were waived by Funds Management, first from advisory fees, and then any remaining amount from custody fees collected.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended May 31, 2008, were as follows:

PORTFOLIO                                       Purchases at Cost      Sales Proceeds
INFLATION-PROTECTED BOND PORTFOLIO              $      70,255,180     $    114,942,385

MANAGED FIXED INCOME PORTFOLIO                        275,528,148          448,604,785

STABLE INCOME PORTFOLIO                               114,208,608          253,494,923

TOTAL RETURN BOND PORTFOLIO                        11,424,105,086       11,316,360,254

5. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements."This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of May 31, 2008, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In May 2008, the FASB issued Statement of Financial Accounting Standards 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133." FAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of May 31, 2008, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

Report of Independent Registered Public Accounting Firm                                Wells Fargo Advantage Master Portfolios 183

BOARD OF TRUSTEES AND INTERESTHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Inflation-Protected Bond Portfolio, Managed Fixed Income Portfolio, Stable Income Portfolio and Total Return Bond Portfolio, (collectively the "Portfolios"), four of the portfolios constituting the Wells Fargo Master Trust, as of May 31, 2008, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of Wells Fargo Master Trust as of May 31, 2008, the results of their operations for the year then ended, changes in their net assets for each of the years in the two year period then ended and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting standards.

                                                                 [KPMG LLP]

Philadelphia, Pennsylvania
July 25, 2008

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information (1) of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 148 funds comprising the Trust at May 31, 2008, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                         Position Held and
Name and Age             Length of Service (2)   Principal Occupations During Past Five Years                Other Directorships
Thomas S. Goho           Trustee, since 1987     Co-Director for the Calloway School of Stephens University  None
65                                               of Wake Forest University. Prior thereto, the Thomas Goho
                                                 Chair of Finance of Wake Forest University, Calloway
                                                 School of Business and Accountancy, from 2006-2007 and
                                                 Associate Professor of Finance from 1999-2005.

Peter G. Gordon          Trustee, since 1998;    Chairman, CEO and Co-Founder of Crystal Geyser Water        None
65                       Chairman, since 2005    Company and President of Crystal Geyser Roxane Water
                         (Lead Trustee since     Company.
                         2001)

Olivia S. Mitchell       Trustee, since 2006     Professor of Insurance and Risk Management, Wharton School, None
55                                               University of Pennsylvania. Director of the Boettner
                                                 Center on Pensions and Retirement Research. Research
                                                 associate and board member, Penn Aging Research Center.
                                                 Research associate, National Bureau of Economic Research.

Timothy J. Penny         Trustee, since 1996     President and CEO of Southern Minnesota Initiative          None
56                                               Foundation, a non-profit organization since 2007 and
                                                 Senior Fellow at the Humphrey Institute Policy Forum at
                                                 the University of Minnesota since 1995.

Donald C. Willeke        Trustee, since 1996     Principal of the law firm of Willeke & Daniels.             None
67

INTERESTED TRUSTEE (3)

                         Position Held and
Name and Age             Length of Service (2)   Principal Occupations During Past Five Years                Other Directorships
J. Tucker Morse          Trustee, since 1987     Private Investor/Real Estate Developer. Prior thereto,      None
63                                               Chairman of Whitepoint Capital, LLC until 2004.

186 Wells Fargo Advantage Income Funds                                                               Other Information (Unaudited)

OFFICERS

                         Position Held and
Name and Age             Length of Service (2)   Principal Occupations During Past Five Years                Other Directorships
Karla M. Rabusch         President, since 2003   Executive Vice President of Wells Fargo Bank, N.A. and      None
49                                               President of Wells Fargo Funds Management, LLC since 2003.
                                                 Senior Vice President and Chief Administrative Officer of
                                                 Wells Fargo Funds Management, LLC from 2001 to 2003.

C.David Messman          Secretary, since 2000;  Senior Vice President and Secretary of Wells Fargo Funds    None
47                       Chief Legal Counsel,    Management,  LLC since 2001. Vice President and Managing
                         since 2003              Senior Counsel of Wells Fargo Bank, N.A. since 1996.

Stephen W. Leonhardt     Treasurer, since 2007   Vice President and Manager of Fund Accounting, Reporting    None
48                                               nd Tax for Wells Fargo Funds Management, LLC since 2007.
                                                 Director of Fund Administration and SEC Reporting for TIAA
                                                 -CREF from 2005 to 2007. Chief Operating Officer for UMB
                                                 Fund Services, Inc. from 2004 to 2005. Controller for
                                                 Sungard Transaction Networks from 2002 to 2004.

Debra Ann Early          Chief Compliance        Chief Compliance Officer of Wells Fargo Funds Management,   None
43                       Officer, since 2007     LLC since 2007. Chief Compliance Officer of Parnassus
                                                 Investments from 2005 to 2007. Chief Financial Officer of
                                                 Parnassus Investments from 2004 to 2007 and Senior Audit
                                                 Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

----------

(1) The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at www.wellsfargo.com/advantagefunds.

(2) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3) As of May 31, 2008, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

Other Information (Unaudited)             Wells Fargo Advantage Income Funds 187

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

DIVERSIFIED BOND FUND, HIGH YIELD BOND FUND, INCOME PLUS FUND, INFLATION-PROTECTED BOND FUND, INTERMEDIATE GOVERNMENT INCOME FUND, SHORT DURATION GOVERNMENT BOND FUND, STABLE INCOME FUND, STRATEGIC INCOME FUND, TOTAL RETURN BOND FUND, ULTRA-SHORT DURATION BOND FUND, INFLATION-PROTECTED BOND PORTFOLIO, MANAGED FIXED INCOME PORTFOLIO, STABLE INCOME PORTFOLIO, AND TOTAL RETURN BOND PORTFOLIO

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Boards of Trustees (each, a "Board" and collectively, the "Boards") of Wells Fargo Funds Trust ("Funds Trust") and Wells Fargo Master Trust (collectively, the "Trusts"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Boards reviewed and re-approved, during the most recent six months covered by this report: (i) investment advisory agreements with Wells Fargo Funds Management, LLC ("Funds Management") for the Diversified Bond Fund, High Yield Bond Fund, Income Plus Fund, Inflation-Protected Bond Fund, Intermediate Government Income Fund, Short Duration Government Bond Fund, Stable Income Fund, Strategic Income Fund, Total Return Bond Fund, Ultra-Short Duration Bond Fund, Inflation-Protected Bond Portfolio, Managed Fixed Income Portfolio, Stable Income Portfolio and Total Return Bond Portfolio; (ii) investment sub-advisory agreements with Wells Capital Management Incorporated ("Wells Capital Management") for the Diversified Bond Fund, High Yield Bond Fund, Income Plus Fund, Intermediate Government Income Fund, Short Duration Government Bond Fund, Strategic Income Fund, Ultra-Short Duration Bond Fund, Inflation-Protected Bond Portfolio and Total Return Bond Portfolio; and (iii) investment sub-advisory agreements with Galliard Capital Management, Inc. ("Galliard") for the Diversified Bond Fund, Managed Fixed Income Portfolio, Stable Income Fund and Stable Income Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management and Galliard (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements."The funds and portfolios identified above are collectively referred to as the "Funds."

More specifically, at meetings held on March 28, 2008, the Boards, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers, and the continuation of the Advisory Agreements. Prior to the March 28, 2008, meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards also met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Because the Diversified Bond Fund is a gateway blended fund that invests all of its assets in the Inflation-Protected Bond Portfolio, Managed Fixed Income Portfolio and Total Return Bond Portfolio and the Inflation-Protected Bond Fund, Stable Income Fund, and Total Return Bond Fund are gateway feeder funds that invest all of their assets in the Inflation-Protected Bond Portfolio, Stable Income Portfolio and Total Return Bond Portfolio, respectively, each of which has a substantially similar investment objective and substantially similar investment strategies to the respective Fund, information provided to the Boards regarding these Funds is also applicable to the portfolios identified above, as relevant.

NATURE, EXTENT AND QUALITY OF SERVICES

The Boards received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Boards received and considered, among other things, information about the background and experience of senior management of Funds Management and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

188 Wells Fargo Advantage Income Funds             Other Information (Unaudited)

The Boards evaluated the ability of Funds Management and the Sub-Advisers, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers, and the appointment of a new Chief Compliance Officer for the Funds. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Boards considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management and the Sub-Advisers about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, each of the Boards concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES

The Boards considered the performance results for each of the Funds over various time periods ended December 31, 2007. They also considered these results in comparison to the median performance of a universe of relevant funds that was determined by Lipper Inc. ("Lipper") to be similar to the Funds (the "Universe"), as well as to each Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Boards noted that the performance of each Fund, except for the Intermediate Government Income Fund and Short Duration Government Bond Fund, was better than, or not appreciably below, the median performance of each Fund's Universe for most time periods. The Board of Funds Trust noted that the performance of the Intermediate Government Income Fund was lower than the median performance of its Universe for all time periods and that the performance of the Short Duration Government Bond Fund was lower than the median performance of its Universe for certain time periods and required further review. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the Intermediate Government Income Fund and Short Duration Government Bond Fund. The Board requested continued reports on the performance of the Intermediate Government Income Fund and Short Duration Government Bond Fund.

The Boards received and considered information regarding the Funds' contractual advisory fees, and net operating expense ratios and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Boards also considered comparisons of these fees to the respective median fees of narrower groups of funds that were determined by Lipper to be the most similar to the Funds (the "Peer Group") and to other comparative data. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in the Peer Group. The Boards noted that the net operating expense ratio of each Fund was lower than, equal to, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratio. The Board of Funds Trust also noted that, at its regular meeting in November 2007, it had approved the reorganization of the High Yield Bond Fund and Intermediate Government Income Fund into corresponding acquiring funds of Funds Trust (the "Acquiring Funds," each an "Acquiring Fund"), pending shareholder approval, and that if the reorganization of the respective Fund were approved by the Fund's shareholders and consummated, such shareholders would receive shares of the Acquiring Fund, the net operating expense ratios of which would be lower for all or most share classes than the net operating expense ratios for the corresponding share classes of the Funds. The Board then noted that, at the same meeting, it had also approved the reorganization of a fund of Funds Trust (the "Acquired Fund") into the Income Plus Fund, pending shareholder approval, and that if the reorganization were approved by shareholders of the Acquired Fund and consummated, the net operating expense ratios for all share classes of the Fund would be reduced upon completion of the reorganization. The Board further noted that, at the same meeting, it had approved the reorganization of the Ultra-Short Duration Government Bond Fund into a corresponding fund of Funds Trust (which reorganization did not require shareholder approval) and that shareholders of the Fund would receive shares of the corresponding acquiring fund, the net operating expense ratios of which would be lower for all share classes than the net operating expense ratios for the corresponding share classes of the Fund. The Board also noted Funds Management's recommendation to reduce the net operating expense ratios for all share classes of the Total Return Bond Fund in coming to its conclusion.

Other Information (Unaudited)             Wells Fargo Advantage Income Funds 189

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Boards reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Boards took into account the separate administrative and other services covered by the administration fee rates. The Boards also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Boards reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Boards received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Boards noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, equal to, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Boards concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided. The Boards considered and approved Funds Management's recommendation to reduce Advisory Agreement Rates for each of the Funds, except the Diversified Bond Fund, in coming to their conclusion. The Board of Funds Trust also considered and approved Funds Management's recommendation to reduce administration fees for certain share classes of certain Funds in coming to its conclusion.

The Boards also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on their consideration of the factors described above.

PROFITABILITY

The Boards received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Boards also considered related information provided by Funds Management in a separate presentation on financial matters made at the February 2008 board meetings. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Boards did not consider separate profitability information with respect to the Sub-Advisers, as their profitability from their relationships with the Funds was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE

The Boards received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Boards also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the February 2008 board meetings. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

190 Wells Fargo Advantage Income Funds             Other Information (Unaudited)

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Boards also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trusts, and those offered by the Sub-Advisers to other clients. The Boards concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

The Boards also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Boards also reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Boards also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares/interests are offered and sold. The Boards noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Boards review detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also review and assess the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management at each of their quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders/interestholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations                     Wells Fargo Advantage Income Funds 191

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG     --  Association of Bay Area Governments
ADR      --  American Depositary Receipt
AMBAC    --  American Municipal Bond Assurance Corporation
AMT      --  Alternative Minimum Tax
ARM      --  Adjustable Rate Mortgages
BART     --  Bay Area Rapid Transit
CDA      --  Community Development Authority
CDO      --  Collateralized Debt Obligation
CDSC     --  Contingent Deferred Sales Charge
CGIC     --  Capital Guaranty Insurance Company
CGY      --  Capital Guaranty Corporation
COP      --  Certificate of Participation
CP       --  Commercial Paper
CTF      --  Common Trust Fund
DW&P     --  Department of Water & Power
DWR      --  Department of Water Resources
ECFA     --  Educational & Cultural Facilities Authority
EDFA     --  Economic Development Finance Authority
ETET     --  Eagle Tax-Exempt Trust
FFCB     --  Federal Farm Credit Bank
FGIC     --  Financial Guaranty Insurance Corporation
FHA      --  Federal Housing Authority
FHAG     --  Federal Housing Agency
FHLB     --  Federal Home Loan Bank
FHLMC    --  Federal Home Loan Mortgage Corporation
FNMA     --  Federal National Mortgage Association
GDR      --  Global Depositary Receipt
GNMA     --  Government National Mortgage Association
GO       --  General Obligation
HCFR     --  Healthcare Facilities Revenue
HEFA     --  Health & Educational Facilities Authority
HEFAR    --  Higher Education Facilities Authority Revenue
HFA      --  Housing Finance Authority
HFFA     --  Health Facilities Financing Authority
IDA      --  Industrial Development Authority
IDAG     --  Industrial Development Agency
IDR      --  Industrial Development Revenue
LIBOR    --  London Interbank Offered Rate
LLC      --  Limited Liability Corporation
LOC      --  Letter of Credit
LP       --  Limited Partnership
MBIA     --  Municipal Bond Insurance Association
MFHR     --  Multi-Family Housing Revenue
MTN      --  Medium Term Note
MUD      --  Municipal Utility District
PCFA     --  Pollution Control Finance Authority
PCR      --  Pollution Control Revenue
PFA      --  Public Finance Authority
PFFA     --  Public Facilities Financing Authority
plc      --  Public Limited Company
PSFG     --  Public School Fund Guaranty
R&D      --  Research & Development
RDA      --  Redevelopment Authority
RDFA     --  Redevelopment Finance Authority
REITS    --  Real Estate Investment Trusts
SFHR     --  Single Family Housing Revenue
SFMR     --  Single Family Mortgage Revenue
SLMA     --  Student Loan Marketing Association
TBA      --  To Be Announced
TRAN     --  Tax Revenue Anticipation Notes
USD      --  Unified School District
XLCA     --  XL Capital Assurance

ITEM 2.  CODE OF ETHICS

As of the end of the period, May 31, 2008, Wells Fargo Master Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Master Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)

AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended May 31, 2007 and May 31, 2008 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

     For the fiscal years ended May 31, 2007 and May 31, 2008, the Audit Fees were $ 478,150 and $ 512,960, respectively.

(b)

AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended May 31, 2007 and May 31, 2008 for assurance and related services by the principal accountant for the Registrant.

(c)

TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended May 31, 2007 and May 31, 2008 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

     For the fiscal years ended May 31, 2007 and May 31, 2008, the Tax Fees were $ 30,470 and $31,680, respectively. The incurred Tax Fees are comprised of excise tax review services.

     For the fiscal years ended May 31, 2007 and May 31, 2008, the Tax Fees were $ 66,700 and $72,490, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)

ALL OTHER FEES - There were no other fees incurred for the fiscal years ended May 31, 2007 and May 31, 2008.

(e)(1)

The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)

Not Applicable.

(f)

Not Applicable.

(g)

Provided below are the aggregate non-audit fees billed for the fiscal years ended May 31, 2007 and May 31, 2008, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

     For the fiscal years ended May 31, 2007 and May 31, 2008, the Registrant incurred non-audit fees in the amount of $170,000 and $120,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

     For the fiscal years ended May 31, 2007 and May 31, 2008, the Registrant's investment adviser incurred non-audit fees in the amount of $44,000 and $45,000, respectively. The non-audit fees for the year-ended May 31, 2008 relates to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisors Act of 1940.

     For the fiscal year ended May 31, 2008, the Registrant incurred non-audit fees in the amount of $90,000 relating to Funds Merger.

(h)

The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEMS 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECUIRTY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Master Trust


                                        By: /s/ Karla M. Rabusch
                                            Karla M. Rabusch
                                            President

                                        Date: July 23, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.


                                        By: /s/ Karla M. Rabusch
                                            Karla M. Rabusch
                                            President

                                        Date: July 23, 2008


                                        By: /s/ Stephen W. Leonhardt
                                            Stephen W. Leonhardt
                                            Treasurer

                                        Date: July 23, 2008

                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Fund Trust on behalf of the following series: Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

     d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: July 23, 2008


/s/ Karla M. Rabusch
-------------------------------------
Karla M. Rabusch
President
Wells Fargo Master Trust

                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Fund Trust on behalf of the following series: Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

     d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: July 23, 2008


/s/ Stephen W. Leonhardt
-------------------------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Master Trust

                            SECTION 906 CERTIFICATION

Pursuant to 18 U.S.C. Section 1350, the undersigned officer of Wells Fargo Master Trust, hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended May 31, 2008 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

Date: July 23, 2008


                                        By: /s/ Karla M. Rabusch
                                            Karla M. Rabusch
                                            President
                                            Wells Fargo Master Trust

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

                            SECTION 906 CERTIFICATION

     Pursuant to 18 U.S.C. Section 1350, the undersigned officer of Wells Fargo Master Trust, hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended May 31, 2008 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

Date: July 23, 2008


                                        By: /s/ Stephen W. Leonhardt
                                            Stephen W. Leonhardt
                                            Treasurer
                                            Wells Fargo Master Trust

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

                             WELLS FARGO FUNDS TRUST
                            WELLS FARGO MASTER TRUST
                           WELLS FARGO VARIABLE TRUST

JOINT CODE OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND SENIOR FINANCIAL
OFFICERS

I.       COVERED OFFICERS / PURPOSE OF THE CODE

         This Code of Ethics ("Code") of Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust (collectively, the "Trusts" and each, "a Trust") applies to each Trust's Principal Executive Officer, Principal Financial Officer and any other Trust officer's listed on Exhibit A (the "Covered Officers") for the purpose of promoting:

    o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    o full, fair, accurate, timely and understandable financial disclosure in reports and documents that a Trust files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Trust;

    o compliance with applicable laws and governmental rules and regulations;

    o the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

    o accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. COVERED OFFICERS SHOULD HANDLE ETHICALLY BOTH ACTUAL AND APPARENT CONFLICTS OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his or her service to, a Trust. For example, a conflict of interest would arise if a Covered Officer, or a member of his or her family, receives improper personal benefits as a result of his or her position with the Trust. Certain conflicts of interest arise out of the relationships between Covered Officers and the Trust and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Trust because of their status as "affiliated persons" of the Trust. The compliance programs and procedures of the Trust and Wells Fargo Funds Management, LLC (the

"Adviser") are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Trust and the Adviser, of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Trust or for the Adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Adviser and the Trust. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Trust and the Adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Trust. Each Covered Officer recognizes that, as an officer of a Trust, he or she has a duty to act in the best interests of the Trust and its shareholders. If a Covered Officer believes that his or her responsibilities as an officer or employee of the Adviser are likely to materially compromise his or her objectivity or his or her ability to perform the duties of his or her role as an officer of the Trust, he or she should consult with the Chief Legal Officer. Under appropriate circumstances, a Covered Officer should also consider whether to present the matter to the Board. In addition, it is recognized by the Trust's Board of Trustees ("Board") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Trust.

                                     * * * *

         Each Covered Officer must:

    o not use his or her personal influence or personal relationships improperly to influence investment decisions or financial reporting by a Trust whereby the Covered Officer would benefit personally to the detriment of the Trust;

    o not cause the Trust to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of a Trust;

    o not use material non-public knowledge of portfolio transactions made or contemplated for the Trust to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;

    o not retaliate against any other Covered Officer or any employee of a Trust or its affiliated persons for reports of potential violations that are made in good faith; and

    o not engage in personal, business or professional relationships or dealings that would impair his or her independence of judgment or adversely affect the performance of his or her duties in the best interests of the Trust and their shareholders.

         There are some conflict of interest situations that should always be approved in advance by the Chief Legal Officer of the Trust (the "Chief Legal Officer") if material. Examples of these include:

    o service as a director on the board of any public or private for-profit company (provided, however, that a Covered Officer who is employed by another company (e.g., Wells Fargo) may serve as a director of such company or any entity, controlling, controlled by, or under common control with, such company);

    o acquiring a financial interest in any company that provides services to the Trust (provided, however, that a Covered Officer who is employed by another company (e.g., Wells Fargo) may have an ownership interest in his or her employer or the employer's parent company);

    o the receipt of any entertainment or gifts from any person or company with which the Trust has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

    o any consulting or employment relationship with any of the Trust's service providers, other than with the primary employer of the Covered Officer; and

    o a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Trust for effecting portfolio transactions or for selling or redeeming shares, other than an interest arising from the Covered Officer's primary employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         Each Covered Officer should familiarize himself or herself with the disclosure requirements generally applicable to the Trust.

         Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Trust to others, whether within or outside the Trust, including to the Board and the Trust's auditors, and to governmental regulators and self-regulatory organizations.

         Each Covered Officer should, to the extent appropriate within his or her area of responsibility, consult with other officers and employees of the Trust and the Adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Trust files with, or submits to, the SEC and in other public communications made by the Trust.

         It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

         Each Covered Officer should, consistent with his or her responsibilities, exercise appropriate supervision over and assist relevant Trust service providers in developing financial information and other disclosure that complies with relevant law and presents information in a clear, comprehensible and complete manner.

         Each Covered Officer is responsible for the accuracy of the records and reports that he or she is responsible for maintaining. The books and records of the Trust shall meet the highest standards and accurately reflect the true nature of the transactions they record. The Covered Officers must not create false or misleading documents or accounting, financial or electronic records for any purpose, and must not direct any other person to do so. If a Covered Officer becomes aware that information filed with the SEC or made available to the public contains any false or misleading information or omits to disclose necessary information, he shall promptly report it to Chief Legal Officer for a determination as to what, if any, corrective action is necessary or appropriate.

         No undisclosed or unrecorded account or fund shall be established for any purpose. No false or misleading entries shall be made in a Trust's books or records for any reason. No disbursement of a Trust's assets shall be made without adequate supporting documentation or for any purpose other than as described in the Trust's documents or contracts.

         A Trust will maintain and preserve for a period of not less than six
(6) years from the date such action is taken, the first two (2) years in an easily accessible place, a copy of the information or materials supplied to the
Board: (i) that provided the basis for any amendment or waiver to this Code, and
(ii) relating to any violation of the Code and sanctions imposed for such violation, together with a written record of the approval or action taken by the Board.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

    o upon adoption of the Code (or thereafter upon becoming a Covered Officer), affirm in writing (in the form attached to this Code) to the Board that he or she has received, read, and understands the Code;

    o annually thereafter affirm in writing (in the form attached to this Code) to the Board that he or she has complied with the requirements of the Code; and

    o notify the Chief Legal Officer of the Trust promptly if he or she knows of any violation of this Code. Failure to do so is itself a violation of this Code.

         The Chief Legal Officer is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. While the Chief Legal Officer in authorized to interpret this Code, an approval of a situation that is expressly prohibited by this Code is deemed to be a "waiver" and can be approved only by the Board.

         The Trust will follow these procedures in investigating and enforcing this Code:

    o the Chief Legal Officer will take all appropriate action to investigate any potential violations reported to him or her;

    o if, after such investigation, the Chief Legal Officer believes that no violation has occurred, the Chief Legal Officer is not required to take any further action;

    o any matter that the Chief Legal Officer believes is a violation will be reported to the Board;

    o if the Board concurs that a violation has occurred, it will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the Adviser; or a recommendation to dismiss the Covered Officer;

    o the Board will be responsible for granting waivers, as appropriate (a "waiver" is the approval of a situation that is expressly prohibited by this Code); and

    o any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Trusts for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Trusts or the Adviser govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The codes of ethics adopted by the Trusts and the Adviser under Rule 17j-1 under the Investment Company Act are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of independent Trustees.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except upon request of the SEC or another regulatory agency, or as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than Board and its counsel.

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by each Trust and does not constitute an admission, by or on behalf of any Trust, as to any fact, circumstance, or legal conclusion.



Adopted: August 5, 2003

                                    EXHIBIT A


                           PERSONS COVERED BY THE CODE



Karla Rabusch, President of each Trust

Stephen Leonhardt, Treasurer of each Trust







Exhibit A amended:  May 9, 2007

                                    EXHIBIT B

                            COMPLIANCE CERTIFICATIONS





                              INITIAL CERTIFICATION



I CERTIFY THAT I:        (I)     HAVE RECEIVED, READ AND REVIEWED THE JOINT CODE
                                 OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND
                                 SENIOR FINANCIAL OFFICERS (the "Code");
                         (II)    UNDERSTAND THE POLICIES AND PROCEDURES IN THE
                                 CODE;
                         (III)   RECOGNIZE THAT I AM SUBJECT TO SUCH POLICIES
                                 AND PROCEDURES; (IV) UNDERSTAND THE PENALTIES
                                 FOR NON-COMPLIANCE;
                         (V)     WILLFULLY COMPLY WITH THE CODE AND ANY RELATED
                                 PROCEDURES; (VI) ACKNOWLEDGE MY RESPONSIBILITY
                                 TO REPORT ANY VIOLATION OF THE CODE TO LEGAL
                                 COUNSEL;
                         (VII)   UNDERSTAND THAT THE TRUSTS HAVE THE RIGHT TO
                                 AMEND, INTERPRET, MODIFY OR WITHDRAW ANY OF THE
                                 PROVISIONS OF THE CODE AT ANY TIME IN THEIR
                                 SOLE DISCRETION, WITH OR WITHOUT NOTICE; AND
                         (VIII)  HAVE FULLY AND ACCURATELY COMPLETED THIS
                                 CERTIFICATE.


Signature:
                        --------------------------------------------------------
(Please print)
Name:
                        --------------------------------------------------------
Date Submitted:
                        --------------------------------------------------------
Date Due:
                        --------------------------------------------------------

                              ANNUAL CERTIFICATION



I CERTIFY THAT I:        (I)     HAVE RECEIVED, READ AND REVIEWED THE JOINT CODE
                                 OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND
                                 SENIOR FINANCIAL OFFICERS (the "Code");
                         (II)    UNDERSTAND THE POLICIES AND PROCEDURES IN THE
                                 CODE;
                         (III)   RECOGNIZE THAT I AM SUBJECT TO SUCH POLICIES
                                 AND PROCEDURES; (IV) UNDERSTAND THE PENALTIES
                                 FOR NON-COMPLIANCE; (V) HAVE FULLY COMPLIED
                                 WITH THE CODE AND ANY RELATED PROCEDURES;
                         (VI)    HAVE FULLY DISCLOSED ANY EXCEPTIONS TO MY
                                 COMPLIANCE WITH THE CODE;
                         (VII)   WILLFULLY COMPLY WITH THE CODE OF ETHICS;
                         (VIII)  ACKNOWLEDGE MY RESPONSIBILITY TO REPORT ANY
                                 VIOLATION OF THE CODE TO LEGAL COUNSEL;
                         (IX)    UNDERSTAND THAT THE TRUSTS HAVE THE RIGHT TO
                                 AMEND, INTERPRET, MODIFY OR WITHDRAW ANY OF THE
                                 PROVISIONS OF THE CODE AT ANY TIME IN THEIR
                                 SOLE DISCRETION, WITH OR WITHOUT NOTICE; AND
                         (X)     HAVE FULLY AND ACCURATELY COMPLETED THIS
                                 CERTIFICATE



EXCEPTION(S):


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



Signature:
                        --------------------------------------------------------
(Please print)
Name:
                        --------------------------------------------------------
Date Submitted:
                        --------------------------------------------------------
Date Due:
                        --------------------------------------------------------